UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 333-64172
File No. 811-10431

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			/X/

	Pre-Effective Amendment No.		/ /
	Post-Effective Amendment No.	42	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			/X/

	Amendment No.	42

(Check appropriate box or boxes)

INVESTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA			19106-2354
(Address of Principal Executive Offices)			(Zip Code)

Registrant’s Telephone Number, including Area Code:			(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.

Taylor Brody, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018

(215) 564-8099

(215) 564-8071

Approximate Date of Proposed Public Offering:			April 29, 2022

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 42 to Registration File No. 333-64172 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus
4.	Part B – Statement of Additional Information
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

Prospectus

Ticker
InvestEd 90 Portfolio	WAGPX
InvestEd 80 Portfolio	WAAJX
InvestEd 70 Portfolio	WAGRX
InvestEd 60 Portfolio	WBLAX
InvestEd 50 Portfolio	WAAHX
InvestEd 40 Portfolio	WICAX
InvestEd 30 Portfolio	WAAGX
InvestEd 20 Portfolio	WICPX
InvestEd 10 Portfolio	WAAFX
InvestEd 0 Portfolio	WFXPX

April 29, 2022

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Table of contents

Portfolio summaries	1
InvestEd 90 Portfolio	1
InvestEd 80 Portfolio	8
InvestEd 70 Portfolio	15
InvestEd 60 Portfolio	22
InvestEd 50 Portfolio	29
InvestEd 40 Portfolio	36
InvestEd 30 Portfolio	43
InvestEd 20 Portfolio	50
InvestEd 10 Portfolio	57
InvestEd 0 Portfolio	64
How we manage the Portfolios	70
Our principal investment strategies	70
Other investment strategies	72
The risks of investing in the Portfolios	73
Disclosure of portfolio holdings information	82
Who manages the Portfolios	83
Investment manager	83
Portfolio managers	83
Manager of managers structure	84
Who’s who	85
About your account	86
Investing in the Portfolios	86
Choosing a Portfolio	86
Dealer compensation	87
Payments to intermediaries	87
How to reduce your sales charge	88
Waivers of contingent deferred sales charges	90
How to buy shares	91
Calculating share price	93
Fair valuation	94
Document delivery	94
Inactive accounts	95
How to redeem shares	95
Investor services	96
Frequent trading of Portfolio shares (market timing and disruptive trading)	97
Dividends, distributions, and taxes	98
Certain management considerations	100
Financial highlights	101
Additional information	113

Portfolio summary

InvestEd 90 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 90 Portfolio seeks to provide growth of capital.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.62%(2)
Total annual portfolio operating expenses	0.87%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$357
3 years	$581
5 years	$820
10 years	$1,496

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio summary

What are the Portfolio's principal investment strategies?

The InvestEd 90 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Equity Funds and the remaining 10% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 80% to 100%, and its fixed income allocations may range from 20% to 0%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			80%-100%
	US Equity		45%-65%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		25%-40%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			0%-20%
	Investment Grade Bond		0%-20%
		Delaware Ivy Government Securities Fund	0%-10%
		Delaware Ivy Securian Core Bond Fund	0%-10%
		Delaware Ivy Corporate Bond Fund	0%-10%
		Delaware Ivy Crossover Credit Fund	0%-5%
	Non-Investment Grade Bond		0%-5%
		Delaware Ivy Strategic Income Fund	0%-5%
		Delaware Ivy Global Bond Fund	0%-5%
		Delaware Ivy High Income Fund	0%-5%
	Short-Term Bond		0%-20%
		Delaware Ivy Government Money Market Fund	0%-10%
		Delaware Ivy Limited-Term Bond Fund	0%-10%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 90 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 90% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 16 years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Portfolio summary

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 90 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Effective September 1, 2020, the Portfolio changed its asset allocations and underlying fund investments; performance prior to that date reflects the Portfolio’s performance using a different asset allocation and different underlying fund investments.

Calendar year-by-year total return

Year	2018	2019	2020	2021
Year Total Return	-7.21%	24.52%	15.87%	17.48%

During the periods illustrated in this bar chart, the highest quarterly return was 19.32% for the quarter ended June 30, 2020, and the lowest quarterly return was -20.09% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Portfolio summary

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 90 Portfolio (lifetime: 9/18/17-12/31/21)	14.56%	11.85%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21) *	17.05%	12.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	25.66%	17.88%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	-1.10%	3.59%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	-0.47%	1.90%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/18/17-12/31/21)	8.53%	6.55%

* The Current Blended Benchmark is computed using a combination of 57% Russell 3000 Index + 33% MSCI ACWI ex U.S.A. IMI Index + 8% Bloomberg U.S. Universal Index + 2% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2017

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Portfolio summary

InvestEd 80 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 80 Portfolio seeks to provide growth of capital.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.61%(2)
Total annual portfolio operating expenses	0.86%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$356
3 years	$578
5 years	$815
10 years	$1,484

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 80 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 80% of its assets to the Underlying Equity Funds and the remaining 20% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 80%/20% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 70% to 90%, and its fixed income allocations may range from 30% to 10%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 80%/20% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			70%-90%
	US Equity		40%-60%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		20%-40%
		iShares Core MSCI EAFE ETF+	0%-25%

Portfolio summary

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			10%-30%
	Investment Grade Bond		0%-30%
		Delaware Ivy Government Securities Fund	0%-15%
		Delaware Ivy Securian Core Bond Fund	0%-15%
		Delaware Ivy Corporate Bond Fund	0%-15%
		Delaware Ivy Crossover Credit Fund	0%-10%
	Non-Investment Grade Bond		0%-10%
		Delaware Ivy Strategic Income Fund	0%-10%
		Delaware Ivy Global Bond Fund	0%-10%
		Delaware Ivy High Income Fund	0%-10%
	Short-Term Bond		0%-30%
		Delaware Ivy Government Money Market Fund	0%-15%
		Delaware Ivy Limited-Term Bond Fund	0%-15%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 80 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 80% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 80% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 13 years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Portfolio summary

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 80 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Calendar year-by-year total return

Year	2021
Year Total Return	15.58%

During the periods illustrated in this bar chart, the highest quarterly return was 6.38% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.67% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 80 Portfolio (lifetime: 9/1/20-12/31/21)	12.66%	16.11%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21) *	15.17%	18.75%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	25.66%	27.15%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-1.10%	-0.14%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-0.47%	-0.20%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	8.53%	17.51%

* The Current Blended Benchmark is computed using a combination of 52% Russell 3000 Index + 28% MSCI ACWI ex U.S.A. IMI Index + 16% Bloomberg U.S. Universal Index + 4% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2020

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Portfolio summary

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

InvestEd 70 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 70 Portfolio seeks to provide growth of capital.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.60%(2)
Total annual portfolio operating expenses	0.85%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$355
3 years	$574
5 years	$810
10 years	$1,473

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio summary

What are the Portfolio's principal investment strategies?

The InvestEd 70 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 70% of its assets to the Underlying Equity Funds and the remaining 30% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 70%/30% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 60% to 80%, and its fixed income allocations may range from 40% to 20%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 70%/30% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			60%-80%
	US Equity		35%-55%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		15%-35%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			20%-40%
	Investment Grade Bond		0%-40%
		Delaware Ivy Government Securities Fund	0%-15%
		Delaware Ivy Securian Core Bond Fund	0%-15%
		Delaware Ivy Corporate Bond Fund	0%-15%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		0%-30%
		Delaware Ivy Government Money Market Fund	0%-15%
		Delaware Ivy Limited-Term Bond Fund	0%-15%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 70 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 70% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 70% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 11 years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Portfolio summary

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 70 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital. Effective September 18, 2017, the Portfolio changed its asset allocations and underlying fund investments; it subsequently changed its asset allocations and underlying fund investments again on September 1, 2020. Performance prior to those dates reflect the Portfolio’s performance using different asset allocations and different underlying fund investments.

Calendar year-by-year total return

Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
Year Total Return	11.21%	27.05%	5.7%	1.16%	2.01%	21.84%	-5.85%	21.21%	13.71%	13.59%

During the periods illustrated in this bar chart, the highest quarterly return was 16.23% for the quarter ended June 30, 2020, and the lowest quarterly return was -16.65% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Portfolio summary

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Shares of InvestEd 70 Portfolio	10.73%	11.85%	10.44%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) *	13.14%	11.80%	10.29%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.66%	17.97%	16.30%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes)	-1.10%	3.84%	3.31%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses, or taxes)	-0.47%	1.85%	1.39%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes)	8.53%	9.83%	7.57%

* The Current Blended Benchmark is computed using a combination of 46% Russell 3000 Index + 24% MSCI ACWI ex U.S.A. IMI Index + 24% Bloomberg U.S. Universal Index + 6% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	October 2016

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Portfolio summary

InvestEd 60 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 60 Portfolio seeks to provide total return through a combination of capital appreciation and current income.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.59%(2)
Total annual portfolio operating expenses	0.84%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$354
3 years	$571
5 years	$804
10 years	$1,461

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 25% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 60 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its assets to the Underlying Equity Funds and the remaining 40% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 60%/40% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 50% to 70%, and its fixed income allocations may range from 50% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 60%/40% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			50%-70%
	US Equity		30%-50%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		10%-30%
		iShares Core MSCI EAFE ETF+	0%-25%

Portfolio summary

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			30%-50%
	Investment Grade Bond		0%-50%
		Delaware Ivy Government Securities Fund	0%-25%
		Delaware Ivy Securian Core Bond Fund	0%-25%
		Delaware Ivy Corporate Bond Fund	0%-25%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		0%-40%
		Delaware Ivy Government Money Market Fund	0%-20%
		Delaware Ivy Limited-Term Bond Fund	0%-20%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 60 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 60% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 60% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to elevated levels of short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least nine years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Portfolio summary

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 60 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek capital growth and income. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide total return through a combination of capital appreciation and current income. Effective September 18, 2017, the Portfolio changed its asset allocations and underlying fund investments; it subsequently changed its asset allocations and underlying fund investments again on September 1, 2020. Performance prior to those dates reflect the Portfolio’s performance using different asset allocations and different underlying fund investments.

Calendar year-by-year total return

Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
Year Total Return	9.72%	19.11%	4.72%	0.72%	2.17%	16.6%	-4.41%	18%	12.66%	11.62%

During the periods illustrated in this bar chart, the highest quarterly return was 13.46% for the quarter ended June 30, 2020, and the lowest quarterly return was -13.20% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Shares of InvestEd 60 Portfolio	8.78%	10.02%	8.55%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) *	11.15%	10.67%	9.30%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.66%	17.97%	16.30%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes)	-1.10%	3.84%	3.31%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses, or taxes)	-0.47%	1.85%	1.39%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes)	8.53%	9.83%	7.57%

* The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 31% Bloomberg U.S. Universal Index + 20% MSCI ACWI ex U.S.A. IMI Index + 9% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	October 2016

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Portfolio summary

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

InvestEd 50 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 50 Portfolio seeks to provide total return through a combination of capital appreciation and current income.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.59%(2)
Total annual portfolio operating expenses	0.84%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$354
3 years	$571
5 years	$804
10 years	$1,461

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio summary

What are the Portfolio's principal investment strategies?

The InvestEd 50 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 50% of its assets to the Underlying Equity Funds and the other 50% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 50%/50% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity and fixed income allocations may each range from 40% to 60%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 50%/50% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			40%-60%
	US Equity		25%-45%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-25%
		iShares Core MSCI EAFE ETF+	0%-20%
		Delaware Ivy Global Growth Fund	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			40%-60%
	Investment Grade Bond		0%-60%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		0%-40%
		Delaware Ivy Government Money Market Fund	0%-25%
		Delaware Ivy Limited-Term Bond Fund	0%-25%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 50 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 50% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating its assets approximately evenly between equities and fixed income securities via investments in the Underlying Equity Funds and Underlying Fixed Income Funds, respectively, the Portfolio is susceptible to elevated levels of short-term market fluctuations. It is most appropriate for investors who have an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least seven years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Portfolio summary

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 50 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Calendar year-by-year total return

Year	2021
Year Total Return	9.46%

During the periods illustrated in this bar chart, the highest quarterly return was 4.76% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.36% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Portfolio summary

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 50 Portfolio (lifetime: 9/1/20-12/31/21)	6.72%	9.13%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21) *	9.17%	11.58%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	25.66%	27.15%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-1.10%	-0.14%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-0.47%	-0.20%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	8.53%	17.51%

* The Current Blended Benchmark is computed using a combination of 34% Russell 3000 Index + 16% MSCI ACWI ex U.S.A. IMI Index + 39 Bloomberg U.S. Universal Index + 11% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2020

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Portfolio summary

InvestEd 40 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 40 Portfolio seeks to provide total return through a combination of current income and capital appreciation.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.58%(2)
Total annual portfolio operating expenses	0.83%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$353
3 years	$568
5 years	$799
10 years	$1,450

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 40 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its assets to the Underlying Fixed Income Funds and the remaining 40% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 60%/40% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 50% to 70%, and its equity allocations may range from 50% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 60%/40% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			30%-50%
	US Equity		15%-35%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-25%
		iShares Core MSCI EAFE ETF+	0%-20%

Portfolio summary

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-20%
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			50%-70%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		0%-45%
		Delaware Ivy Government Money Market Fund	0%-25%
		Delaware Ivy Limited-Term Bond Fund	0%-25%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 40 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 40% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 60% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least five years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Portfolio summary

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 40 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Effective September 18, 2017, the Portfolio changed its investment objective from seeking to provide capital preservation to seeking to provide total return through a combination of current income and capital appreciation. In addition, the Portfolio changed its asset allocations and underlying fund investments; it subsequently changed its asset allocations and underlying fund investments again on September 1, 2020. Performance prior to those dates reflects the Portfolio’s performance using a different investment objective, asset allocations and/or different underlying fund investments.

Calendar year-by-year total return

Year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
Year Total Return	6.92%	12.56%	3.66%	-1.29%	3.23%	8.82%	-2.52%	13.92%	10.29%	7.38%

During the periods illustrated in this bar chart, the highest quarterly return was 9.51% for the quarter ended June 30, 2020, and the lowest quarterly return was -8.44% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Shares of InvestEd 40 Portfolio	4.65%	6.89%	5.90%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) *	7.06%	8.30%	7.21%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.66%	17.97%	16.30%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes)	-1.10%	3.84%	3.31%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses, or taxes)	-0.47%	1.85%	1.39%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes)	8.53%	9.83%	7.57%

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 27% Russell 3000 Index + 14% Bloomberg 1-3 Year Gov/Credit Index + 13% MSCI ACWI ex U.S.A. IMI Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	October 2016

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Portfolio summary

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

InvestEd 30 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 30 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.57%(2)
Total annual portfolio operating expenses	0.82%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$352
3 years	$565
5 years	$794
10 years	$1,438

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio summary

What are the Portfolio's principal investment strategies?

The InvestEd 30 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 70% of its assets to the Underlying Fixed Income Funds and the remaining 30% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 70%/30% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 60% to 80%, and its equity allocations may range from 20% to 40%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 70%/30% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			20%-40%
	US Equity		10%-30%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-20%
		iShares Core MSCI EAFE ETF+	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-20%
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			60%-80%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		10%-55%
		Delaware Ivy Government Money Market Fund	0%-40%
		Delaware Ivy Limited-Term Bond Fund	0%-40%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 30 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 30% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 70% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least three years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Portfolio summary

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 30 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Calendar year-by-year total return

Year	2021
Year Total Return	5.19%

During the periods illustrated in this bar chart, the highest quarterly return was 3.38% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.28% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Portfolio summary

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 30 Portfolio (lifetime: 9/1/20-12/31/21)	2.61%	4.41%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21) *	5.02%	6.76%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	25.66%	27.15%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-1.10%	-0.14%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-0.47%	-0.20%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	8.53%	17.51%

* The Current Blended Benchmark is computed using a combination of 20% Russell 3000 Index + 10% MSCI ACWI ex U.S.A. IMI Index + 48% Bloomberg U.S. Universal Index + 22% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2020

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Portfolio summary

InvestEd 20 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 20 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.56%(2)
Total annual portfolio operating expenses	0.81%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$351
3 years	$562
5 years	$788
10 years	$1,427

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 20 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 80% of its assets to the Underlying Fixed Income Funds and the remaining 20% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 80%/20% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 70% to 90%, and its equity allocations may range from 10% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 80%/20% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			10%-30%
	US Equity		5%-25%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		0%-15%
		iShares Core MSCI EAFE ETF+	0%-15%

Portfolio summary

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-15%
		Delaware Ivy International Core Equity Fund	0%-15%
		Delaware Ivy International Value Fund	0%-15%
		Delaware Ivy International Small Cap Fund	0%-5%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-5%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-5%
Fixed Income			70%-90%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		20%-65%
		Delaware Ivy Government Money Market Fund	0%-50%
		Delaware Ivy Limited-Term Bond Fund	0%-50%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 20 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 20% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 80% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who do not expect to incur expenses for higher education for at least one year.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Portfolio summary

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 20 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Effective September 1, 2020, the Portfolio changed its asset allocations and underlying fund investments, as well as changed its investment objective to seeking to provide current income and preserve capital, while maintaining limited capital appreciation potential. Performance prior to that date reflects the Portfolio’s performance using a different asset allocation and different underlying fund investments, as well as pursuing a different investment objective.

Calendar year-by-year total return

Year	2018	2019	2020	2021
Year Total Return	-1.32%	10.47%	7.49%	3.44%

During the periods illustrated in this bar chart, the highest quarterly return was 6.62% for the quarter ended June 30, 2020, and the lowest quarterly return was -4.80% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 20 Portfolio (lifetime: 9/18/17-12/31/21)	0.81%	4.35%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21) *	3.33%	5.43%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	25.66%	17.88%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	-1.10%	3.59%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	-0.47%	1.90%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/18/17-12/31/21)	8.53%	6.55%

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 34% Bloomberg 1-3 Year Gov/Credit Index + 15% Russell 3000 Index + 5% MSCI ACWI ex U.S.A. IMI Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2017

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Portfolio summary

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

InvestEd 10 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 10 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.54%(2)
Total annual portfolio operating expenses	0.79%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$349
3 years	$556
5 years	$778
10 years	$1,403

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio summary

What are the Portfolio's principal investment strategies?

The InvestEd 10 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Fixed Income Funds and the remaining 10% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 80% to 100%, and its equity allocations may range from 0% to 20%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			0%-20%
	US Equity		0%-20%
		iShares Core S&P 500 ETF+	0%-20%
		Delaware Ivy Core Equity Fund	0%-20%
		Delaware Ivy Large Cap Growth Fund	0%-20%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-20%
		Delaware Ivy Value Fund	0%-20%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		0%-10%
		iShares Core MSCI EAFE ETF+	0%-10%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-10%
		Delaware Ivy International Core Equity Fund	0%-10%
		Delaware Ivy International Value Fund	0%-10%
		Delaware Ivy International Small Cap Fund	0%-5%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-5%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-5%
Fixed Income			80%-100%
	Investment Grade Bond		20%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		30%-80%
		Delaware Ivy Government Money Market Fund	0%-60%
		Delaware Ivy Limited-Term Bond Fund	0%-60%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 10 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 10% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who expect to incur expenses for higher education within one year.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Portfolio summary

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 10 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Calendar year-by-year total return

Year	2021
Year Total Return	1.34%

During the periods illustrated in this bar chart, the highest quarterly return was 1.79% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.79% for the quarter ended March 31, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Portfolio summary

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 10 Portfolio (lifetime: 9/1/20-12/31/21)	-1.20%	-0.03%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21) *	1.36%	2.22%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	25.66%	27.15%
Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-1.10%	-0.14%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	-0.47%	-0.20%
MSCI ACWI ex U.S.A. IMI Index (reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)	8.53%	17.51%

* The Current Blended Benchmark is computed using a combination of 8% Russell 3000 Index + 2% MSCI ACWI ex U.S.A. IMI Index + 45% Bloomberg U.S. Universal Index + 45% Bloomberg 1-3 Year Gov/Credit Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2020

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Portfolio summary

InvestEd 0 Portfolio, a series of InvestEd Portfolios

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

What is the Portfolio's investment objective?

InvestEd 0 Portfolio seeks to provide capital preservation.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

–
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)
Maximum account fee	$20

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

–
Management fees	0.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.00%
Acquired fund fees and expenses	0.54%(2)
Total annual portfolio operating expenses	0.79%(3)
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]

Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.

[3]

The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

–
1 year	$349
3 years	$556
5 years	$778
10 years	$1,403

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 0 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

Under normal circumstances, the Portfolio generally invests all of its assets in Underlying Funds that invest primarily in fixed income securities.

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the fixed income asset classes, including U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, taking into consideration the risk/return potential of the different investment categories and the risk profile of the Portfolio, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories within the fixed income asset class: investment grade bonds, non-investment grade bonds and short-term bonds. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by investment category and Underlying Fund.

Investment Category	Underlying Fund	Target Allocation Range*
Investment Grade Bond		0%-40%
	Delaware Ivy Government Securities Fund	0%-40%
	Delaware Ivy Securian Core Bond Fund	0%-40%
	Delaware Ivy Corporate Bond Fund	0%-40%
	Delaware Ivy Crossover Credit Fund	0%-10%
Non-Investment Grade Bond		0%-10%
	Delaware Ivy Strategic Income Fund	0%-10%
	Delaware Ivy Global Bond Fund	0%-10%
	Delaware Ivy High Income Fund	0%-10%
Short-Term Bond		60%-100%
	Delaware Ivy Government Money Market Fund	0%-100%
	Delaware Ivy Limited-Term Bond Fund	0%-100%

* Under normal market conditions.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any investment category or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its allocations between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above- specified target investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating all of its assets, during normal circumstances, to fixed income securities via investments in the Underlying Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who are currently incurring expenses for higher education or expect to incur such expenses within one year.

Portfolio summary

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 0 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Effective September 1, 2020, the Portfolio changed its asset allocations and underlying fund investments; performance prior to that date reflects the Portfolio’s performance using a different asset allocation and different underlying fund investments.

Calendar year-by-year total return

Year	2018	2019	2020	2021
Year Total Return	0.68%	4.39%	3.91%	-0.88%

During the periods illustrated in this bar chart, the highest quarterly return was 2.51% for the quarter ended June 30, 2020, and the lowest quarterly return was -0.96% for the quarter ended March 31, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Portfolio summary

Average annual total returns for periods ended December 31, 2021

	1 year	Lifetime
Shares of InvestEd 0 Portfolio (lifetime: 9/18/17-12/31/21)	-3.39%	1.26%
Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21) *	-0.63%	2.33%
Bloomberg 1-3 Year Gov/Credit Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	-0.47%	1.90%
Bloomberg US Universal Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)	-1.10%	3.59%

* The Current Blended Benchmark is computed using a combination of 75% Bloomberg 1-3 Year Gov/Credit Index + 25% Bloomberg U.S. Universal Index.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Aaron D. Young	Vice President, Portfolio Manager	September 2017

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Portfolio managers	Title with MIMAK	Start date on the Portfolio
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	November 2021
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	November 2021

Purchase and redemption of Portfolio shares

The Portfolio's shares are redeemable. You may purchase or redeem shares for your account in the Ivy Invested 529 Plan (Ivy InvestEd Plan) (which was established under the Arizona Family College Savings Program (the Program), a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code)) at the Portfolio's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor, by writing to Ivy Investments, P.O. Box 219722, Kansas City, Missouri 64121-9722, or by telephone ((888) 923-3355) (purchases only) or internet (www.ivyinvestments.com) (subsequent purchases only) if you have completed an Express Transaction Authorization Form. Shares of the Portfolios owned in Ivy InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Program.

The Portfolio's initial and subsequent investment minimums generally are as follows, although the Portfolio and/or the Distributor may reduce or waive the minimums in some cases.

To open an account the minimum investment is generally $250.  For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Tax information

Because your investment in the Portfolio is part of the Program, earnings (that is, distributions on, and gains realized on redemptions of, Portfolio shares) are not subject to federal income tax until they are withdrawn, if then. The return of principal portion of any withdrawal, whether qualified or non-qualified, is not taxable. The earnings portion of a withdrawal, including distributions of ordinary income and net capital gains, is free of federal income tax in the case of a qualified withdrawal, but is subject to federal income tax, and possibly an additional 10% federal tax, if the withdrawal is non-qualified.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How we manage the Portfolios

Our principal investment strategies

Each Portfolio offered in this Prospectus is a “fund of funds,” which means that it invests substantially all of its assets in a number of mutual funds and ETFs rather than investing directly in stocks, bonds and other instruments. Each Portfolio primarily will invest in affiliated Underlying Funds within the Delaware Funds Complex, for which the Manager serves as investment adviser. However, to a lesser extent, a Portfolio also may purchase shares of unaffiliated ETFs, provided that, immediately after such purchase, the Portfolio does not own more than 3% of the total outstanding stock of such unaffiliated fund.

Each Portfolio seeks to provide investors with a diversified portfolio by investing primarily in Class R6 shares of certain affiliated Delaware Funds (as well as shares of unaffiliated ETFs) that, in turn, invests in a mixture of the following investment categories within the equity and fixed income asset classes: US equities, global/international equities, investment grade bonds, non-investment grade bonds, and short-term bonds.

Each Portfolio allocates its assets between Underlying Equity Funds and Underlying Fixed Income Funds (except for the InvestEd 0 Portfolio, which allocates its assets solely to affiliated Underlying Fixed Income Funds). The percent of a Portfolio's assets invested in equity securities is represented by the number in the name of the Portfolio (e.g., under normal circumstances, the InvestEd 90 Portfolio will allocate approximately 90% of its assets to the Underlying Equity Funds and the remainder of its assets to the Underlying Fixed Income Funds). While each Portfolio seeks to maintain the percentage allocation to equity indicated in its name, from time to time such percentages may vary as much as 10% from those designated targets (e.g., for InvestEd 90 Portfolio, the equity allocations may range from 80% to 100%). However, InvestEd 0 Portfolio does not intend to allocate any assets to Underlying Equity Funds.

In constructing the portfolio holdings for each Portfolio, the Manager undertakes a strategic analysis to determine what percentage of a Portfolio's assets to allocate to each investment category (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds), based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Next, the Manager selects the Underlying Funds to represent those asset classes and investment categories based on the Underlying Funds' classifications, historical risk, performance, and other factors. Within the US and global/international equity allocations, the Manager seeks to diversify globally (by including exposure to domestic and international securities), in terms of market capitalization (by including exposure to large, mid, and small capitalization securities), and by style (by including exposure to both growth and value securities). Within the fixed income fund allocation, the Manager includes exposure to securities with varying degrees of interest rate and credit exposure. Certain of the affiliated Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments if they are permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

A list of the eligible Underlying Funds for investment by each Portfolio, as of the date of this prospectus, is set forth below, categorized by asset class and investment category.

Asset Class	Investment Category	Underlying Fund
Equity
US Equity
iShares Core S&P 500 ETF
Delaware Ivy Core Equity Fund
Delaware Ivy Large Cap Growth Fund
Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
Delaware Ivy Value Fund
Delaware Ivy Mid Cap Growth Fund
Delaware Ivy Mid Cap Income Opportunities Fund
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
Delaware Ivy Smid Cap Core Fund
Delaware Ivy Small Cap Growth Fund
Global/International Equity
iShares Core MSCI EAFE ETF
Delaware Ivy Global Growth Fund

Asset Class	Investment Category	Underlying Fund
Delaware Ivy International Core Equity Fund
Delaware Ivy International Value Fund
Delaware Ivy International Small Cap Fund
Delaware Ivy Systematic Emerging Markets Equity Fund
Delaware Ivy LaSalle Global Real Estate Fund
Fixed Income
Investment Grade Bond
Delaware Ivy Government Securities Fund
Delaware Ivy Securian Core Bond Fund
Delaware Ivy Corporate Bond Fund
Delaware Ivy Crossover Credit Fund
Non-Investment Grade Bond
Delaware Ivy Strategic Income Fund
Delaware Ivy Global Bond Fund
Delaware Ivy High Income Fund
Short-Term Bond
Delaware Ivy Government Money Market Fund
Delaware Ivy Limited-Term Bond Fund

The Manager monitors the Portfolios' holdings and cash flow and, in general, manages them as needed to adhere to each Portfolio's target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause a Portfolio's investment in any asset class or Underlying Fund to move outside its target range. In addition, each Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its equity and fixed income targets between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above- specified target asset and investment category allocations, as well as the Underlying Funds selected for a Portfolio.

Each Portfolio generally seeks to be fully invested, except to the extent that it takes a temporary defensive position by holding a portion of its assets in cash or cash equivalents. The Manager may invest a portion of a Portfolio's assets in cash or cash equivalents if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or other atypical circumstances. Taking a defensive position may help a Portfolio avoid losses in the event of adverse market conditions, but may mean lost investment opportunities in a period of rising market prices. During these periods, a Portfolio may not achieve its investment objective.

The investment objective and investment policies of each Portfolio may be changed by the Board without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described as a fundamental policy in the SAI. Shareholders, however, will be given prior written notice, typically at least 60 days in advance, of any material changes in a Portfolio's objective.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

Portfolio holdings of the Portfolios may be found at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings for the Portfolios for the first and third quarters of each fiscal year is filed with the SEC as an exhibit to the Trust's Form N-PORT. These holdings may be viewed on the SEC's website at http://www.sec.gov.

A complete schedule of portfolio holdings also is included in the Portfolios' Annual and Semiannual Reports to shareholders.

How we manage the Portfolios

Additional Considerations about the Underlying Funds

Because each Underlying Fund owns different types of investments and each Portfolio may invest in various Underlying Funds, the performance of both an Underlying Fund and a Portfolio will be affected by a variety of factors. The value of the investments in both an Underlying Fund and a Portfolio and the income each generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. From time to time, based on market or economic conditions, an Underlying Fund may have significant positions in one or more sectors of the market and may be overweight or underweight sectors as compared to its benchmark index. To the extent an Underlying Fund invests more heavily in particular sectors, its performance will be sensitive to developments that significantly affect those sectors. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Performance of a Portfolio will depend in part on the success of the allocations among the chosen Underlying Funds. As with any mutual fund, you could lose money on your investment. There is no guarantee that an Underlying Fund or a Portfolio will achieve its objective(s).

Each affiliated Underlying Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each affiliated Underlying Fund (other than Ivy Government Money Market Fund) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each affiliated Underlying Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and commodities, including precious metals, involve special risks. Depending on how much an affiliated Underlying Fund invests or uses these strategies, these special risks may become significant and thus affect the performance of both the affiliated Underlying Fund and a Portfolio that purchases its shares.

With respect to each affiliated Underlying Fund, the Manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to each affiliated Underlying Fund, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC and the National Futures Association (NFA).

The terms of the CPO exclusion require a fund, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps. See Additional Information about Principal Investment Strategies, Other Investments and Risks — Defining Risks — Derivatives Risk for more information on those limits. Because the Manager intends to comply with the terms of the CPO exclusion, an Underlying Fund within the Ivy Funds complex may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Underlying Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. Due to being out of scope of what is prescribed by law, the CFTC has neither reviewed nor approved the Trust's reliance on these exclusions, or any affiliated Underlying Funds' investment strategies or this Prospectus.

The Manager is the investment manager for the affiliated Underlying Funds and for the Portfolios. Please note that no offer is made in this prospectus of the shares of any Underlying Fund.

Please see the Portfolios' SAI for additional information about certain of the securities described below as well as other securities in which the Portfolios may invest.

Other investment strategies

Borrowing from banks

Each Portfolio may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Portfolio will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Portfolio being unable to meet its investment objective. Each Portfolio will not borrow money in excess of one-third of the value of its total assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Portfolio may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date). Each Portfolio will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, a Portfolio may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Portfolios' investment objectives. To the extent that a Portfolio holds such instruments, it may be unable to achieve its investment objectives.

The risks of investing in the Portfolios

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolios, you should carefully evaluate the risks. Because of the nature of the Portfolios, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal and non-principal risks you assume when investing in the Portfolios. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Principal Risks. An investment in a Portfolio is subject to various risks, as identified under “Principal Investment Risks” in such Portfolio's summary section, including the following:

Asset allocation risk

A Portfolio's performance depends on the allocation of its assets (i) between the equity and fixed income asset classes, (ii) among the various investment categories within those classes, and (iii) among the Underlying Funds. There is a risk that the allocation of assets may skew toward a category or Underlying Fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in the Portfolio performing poorly.

Bond funds risk

Underlying Fixed Income Funds have exposure to bonds and other fixed-income securities, which may encounter the following risks:

Interest rate risk — The value of a debt security may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation generally decreases. Conversely, when interest rates decline, the value of such a security generally increases. An Underlying Fund may experience a decline in its income due to falling interest rates and may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. The extent of a decrease in the value of a debt security may be affected by its duration. Duration measures the relative price sensitivity of a security to changes in interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a debt security experiences a percentage decrease in principal value equal to its duration for each 1% increase in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Credit risk — An issuer of a fixed-income obligation may not make payments on the obligation when due, or the other party to a contract may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security's liquidity, and could make it more difficult to sell. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Extension risk — A rise in interest rates could cause borrowers to pay back the principal on certain debt securities more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed- income securities.

Income risk — The amount and rate of distributions that a Portfolio, as a shareholder of an Underlying Fund, receives are affected by the income that the Underlying Fund receives from its portfolio holdings. Income risk is the risk that an Underlying Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.

Reinvestment risk — Income from an Underlying Fund's debt securities may decline if the Underlying Fund invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Underlying Fund's portfolio. During periods of falling interest rates, an issuer may call its securities if they can be refinanced by issuing new securities with a lower interest. As a result, an Underlying Fund may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Underlying Fund's investment income.

Emerging markets risk

Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make investments in such countries more volatile and less liquid than investments in more developed countries, and an Underlying Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. The economies of emerging market countries may suffer from extreme and volatile debt burdens or inflation rates. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times or even indefinitely.

How we manage the Portfolios

There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. In times of market stress, regulatory authorities of different emerging market countries may apply varying techniques and degrees of intervention, which can have an effect on prices and may require that an Underlying Fund fair value its holdings in those countries.

Equity funds risk

For Portfolios that invest in Underlying Equity Funds, for which a principal risk is market risk, there is the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which a Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks may fluctuate more widely than others.

Fixed income risk

The prices of an Underlying Fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an Underlying Fund's fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Rising interest rates tend to decrease liquidity, increase trading costs and increase volatility, all of which may make portfolio management more difficult and costly to an Underlying Fund. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the US dollar. Other factors may materially and adversely affect the market price and yield of such fixed-income securities, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign risk

Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the US markets and that could affect an Underlying Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that usually are not present in the US markets.

Other factors that can affect the value of foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers; the fact that many foreign companies may not be subject to uniform and/or stringent accounting, auditing and financial reporting standards; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; and custodial or other operational delays. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause an Underlying Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines). World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the US market. Over a given period of time, foreign securities may underperform US securities — sometimes for years.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that an Underlying Fund holds material positions in such suspended securities, the Underlying Fund's ability to liquidate its positions or provide liquidity to investors may be compromised and the Underlying Fund could incur significant losses.

To the extent that an Underlying Fund invests in sovereign debt instruments, the Underlying Fund is subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Underlying Fund may have limited recourse against the issuing government or agency. Financial markets have experienced, and may continue to experience, increased volatility due to the uncertainty surrounding the sovereign debt of certain countries.

Moreover, in pursuing its investment objective, an Underlying Fund, at times, may concentrate its investment in securities of companies located in a specific geographical region. To the extent an Underlying Fund does so, it may face more risks than portfolios with investments that are diversified around the globe. The economies and financial markets of certain regions can be interdependent, and all may decline at the same time, and certain regions may face risks unique to that area. In particular:

Asia Pacific Investments — The level of development of the economies of countries in the Asia Pacific region varies greatly. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Natural disasters frequently occur in the region, which could drastically impact particular business operations of companies in the region or its overall economy. In addition, certain countries in the Asia Pacific region are large debtors to commercial banks and to foreign governments. The recent economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. Due to heavy reliance on international trade, a decrease in demand would adversely affect economic performance in the region. In addition, ongoing political issues and heightened trade tensions between the US and China, including the possibility of a reduction in spending on Chinese products or services, the institution of additional tariffs or other trade barriers may have an adverse impact on the Chinese economy and potentially other economies in the region.

Central and South American Investments — High interest rates, inflation, government defaults and unemployment rates characterize the economies in some Central and South American countries. Currency devaluations in any such country may have a significant effect on the entire region. Because commodities such as oil and gas, minerals and metals represent a significant percentage of the region's exports, the economies of these countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Central and South American countries can experience significant volatility.

European Investments — The Economic and Monetary Union of the European Union (EU) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries.

The European financial markets recently have experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Additionally, newer member states, particularly in eastern Europe, remain burdened to various extents by certain infrastructural, bureaucratic and business inefficiencies, and their markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.

The EU continues to face major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states. The current and future status of the EU continues to be the subject of political controversy, and the growth of nationalist and populist parties in national legislatures may further threaten enlargement. The risk of investing in Europe may be heightened due to the decision by the United Kingdom (UK) to withdraw from the EU (commonly referred to as “Brexit”). The UK formally left the EU on January 31, 2020, and a “transition period,” which was intended to allow for negotiation and implementation of new trade and other cooperative agreements, expired on December 31, 2020. The long-term impact of Brexit on the relationship between the UK and the EU remains uncertain. The uncertainty concerning the relationship between the UK and the EU (as well as political divisions within the UK that have been highlighted by the 2016 Brexit referendum) could cause a period of instability and market volatility, which may adversely impact both the UK economy and the economies of other countries in Europe, as well as greater volatility in the global financial and currency markets. Brexit also may trigger additional member states to consider departing the EU, which would likely perpetuate such political and economic instability in the region. It is not possible to ascertain the precise impact these events may have on a Portfolio or its investments from an economic, financial, tax or regulatory perspective, but any such impact could be material.

North American Investments — A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire region. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994 among Canada, the US and Mexico, total merchandise trade among the three countries has increased. However, the United States-Mexico-Canada Agreement, that took effect in 2020, amends aspects of NAFTA, and such changes may have a significant negative impact on a country's economy and, consequently, the value of securities held by a Portfolio. In addition, political developments in the US may have implications for trade among the US, Mexico and Canada, any of which may result in additional volatility in the region. Moreover, the likelihood of further policy or legislative changes in one or more countries, may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Portfolio when investing in this region.

How we manage the Portfolios

Fund of funds risk

As a fund of funds, the ability of a Portfolio to meet its investment objective is directly related to its target allocations among the Underlying Funds and the ability of those funds to meet their investment objective(s). The Portfolio's share price likely will change daily based on the performance of the Underlying Funds. Each Portfolio also is subject to the following additional risks:

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An investment in a Portfolio is subject to all the risks of an investment directly in the Underlying Funds the Portfolio holds.

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A Portfolio's performance reflects the investment performance of the Underlying Funds it holds. A Portfolio's performance thus depends on the ability of the Underlying Funds to meet their respective investment objective(s). An Underlying Fund's adviser may not accurately assess the attractiveness or risk potential of a particular investment. As with any mutual fund, there is no assurance that an Underlying Fund will achieve its investment objective(s).

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Each Underlying Fund pays its own management fees. An investor in a Portfolio will bear both the Portfolio's expenses and, indirectly, the expenses of the Underlying Fund(s) the Portfolio holds.

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One Underlying Fund may purchase the same securities that another Underlying Fund sells. A Portfolio that invests in both Underlying Funds would indirectly bear the costs of these trades.

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To the extent that an unaffiliated Underlying Fund trades securities, it may increase transaction costs (which may reduce performance) and increase net realized gains that an unaffiliated Underlying Fund must distribute for Federal tax purposes to shareholders, such as a Portfolio.

Limited number of securities risk

Each Portfolio may invest in a limited number of Underlying Funds and may invest a significant portion of its assets in a single Underlying Fund. Therefore, the performance of a single Underlying Fund may have a significant effect on the performance of a Portfolio and the price of its shares than it would if the Portfolio invested in a larger number of Underlying Funds.

Investment company securities risk

The risks of investment in other investment companies, such as affiliated Underlying Funds, typically reflect the risks of the types of securities in which the investment companies invest. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in the duplication of certain fees, including management and administrative fees.

ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio. Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. ETFs that track an index may be unable to match the performance of such underlying index due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Portfolio may invest in investment companies, including ETFs, in excess of limitations that the 1940 Act imposes on investments in other investment companies, in reliance on SEC exemptive orders obtained by such investment companies.

High yield (junk bond) risk

In general, low-rated debt securities (commonly referred to as “high-yield,” “non-investment grade” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken an Underlying Fund's returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Low-rated securities and obligations also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price an Underlying Fund desires, and may carry higher transaction costs. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case an Underlying Fund may lose its entire investment. In addition, a defaulted obligation or other restructuring of an obligation could involve an exchange of such obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid, speculative or unregistered. Low-rated securities and obligations are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity. The market value of these securities can be volatile. Ratings of a security or obligation may not accurately reflect the actual credit risk associated with such a security. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment grade debt securities.

Market risk

Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, a Portfolio's or an Underlying Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Portfolio or an Underlying Fund will rise in value. Market risk may affect a single issuer or the market as a whole. At times, a Portfolio or Underlying Fund may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Portfolio or Underlying Fund to proportionately higher exposure to the risks of that sector.

Securities are subject to price movements due to changes in general economic conditions (which may not be specifically related to the particular issuer), such as the level of prevailing interest or currency rates, changes in the general outlook for revenues or corporate earnings, investor sentiment and perceptions of the market generally. The value of securities also may go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within the industry. Market prices of equity securities generally are more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

Global economies and financial markets have become increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by a Portfolio or an Underlying Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

In the years since the financial crisis that started in 2008, the US and many global economies at times have experienced volatility in the financial markets. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Portfolio or an Underlying Fund. In addition, there is a risk that recent policy changes by the US Government and the Federal Reserve, which include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Portfolio or Underlying Fund redemptions, which could have a negative impact on a Portfolio or an Underlying Fund.

The value of assets or income from a Portfolio's or an Underlying Fund's investments may be adversely affected by inflation or changes in the market's expectations regarding inflation. Furthermore, there is a risk that the prices of goods and services in the US and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Other risks applicable to a fund of funds structure

There are other risks associated with a Fund of Funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so, because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio's best interests.

How we manage the Portfolios

Short-term bond risk

The Portfolios may invest in Underlying Fixed Income Funds that have exposure to bonds with relatively shorter duration (i.e., shorter terms until maturity). The amount of time until a debt security matures can lead to various risks, including changes in interest rates over the life of a bond; as such, a security with a longer duration generally is considered more price sensitive than a security with a shorter duration. However, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk

Certain US government securities, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the US government. Other securities that are issued or guaranteed by Federal agencies or authorities or by US government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US government. For example, securities issued by Freddie Mac, Fannie Mae and FHLB are not backed by the full faith and credit of the US government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the US government.

Certain Underlying Funds may invest in separately traded principal and interest components of securities issued or guaranteed by the US Treasury under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the US Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than those of US Treasury bills with comparable maturities.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment. There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk

The Manager applies a Fund's investment strategies and selects securities for the Fund in seeking to achieve the Fund's investment objective(s). There can be no guarantee that its decisions will produce the desired results, and securities selected by a Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Fund. In general, investment decisions made by the Manager may not produce the anticipated returns, may cause a Fund's shares to lose value or may cause a Fund to perform less favorably than other mutual funds with similar investment objectives.

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in a Portfolio may be subject to other, non-principal risks, including the following:

Derivatives risk

A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of an underlying security, index, asset, rate or event. Derivatives are traded either on an organized exchange or OTC (privately negotiated between two parties). Forward foreign currency contracts, futures contracts, options and swaps are common types of derivatives that an affiliated Underlying Fund (other than Delaware Ivy Government Money Market Fund) occasionally may use. Forward foreign currency contracts (forward contracts) are purchases or sales of a foreign currency at a negotiated rate to be settled at a future date. A futures contract is a standardized contract listed on an exchange to buy or sell a specific quantity of an underlying reference instrument, such as a security or other instrument, index, currency or commodity at a specific price on a specific date. An option can be entered either exchange-traded or OTC and is a contract that gives the purchaser the right to buy or sell an underlying reference instrument, such as a security or other instrument, index or commodity at a specific price on or before a specific date. A swap is an OTC agreement involving the exchange by a fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified notional amount. A statutory definition under the CEA, as amended by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) of the term “Swap” includes options on commodities (excluding equities listed on exchanges), caps, floors, collars and certain forward contracts. The statutory definition of a swap also includes an instrument that is dependent on the occurrence, nonoccurrence or the extent of the occurrence of an event or contingency associated with a potential financial, economic or commercial consequence, such as a credit default swap. A swap agreement may be privately negotiated bilaterally and traded OTC between the two parties or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for an OTC swap required to be cleared). Certain standardized swaps are, and more OTC derivatives in the future may be, subject to mandatory OTC central clearing.

The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the affiliated Underlying Fund's NAV and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and the affiliated Underlying Fund could lose more than the amount it invests. Derivatives may be difficult to value and, depending on the instrument, may at times be highly illiquid, and the affiliated Underlying Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than other instruments. To the extent the judgment of an affiliated Underlying Fund's adviser as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate perfectly with the security or other risk being hedged. Appropriate derivatives may not be available in all circumstances, and there can be no assurance that the affiliated Underlying Fund will be able to use derivatives to reduce exposure to other risks when that might be beneficial.

Derivatives also may be subject to counterparty credit risk, which includes the risk that an affiliated Underlying Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance with the terms in the agreement for the derivatives documentation by, another party to the transaction. Certain derivatives can create leverage, which may amplify or otherwise increase an affiliated Underlying Fund's investment loss, possibly in an amount that could exceed the cost of that instrument or, under certain circumstances, that could be unlimited. Derivatives may involve fees, commissions, or other costs that may reduce an affiliated Underlying Fund's gains (if any) from utilizing derivatives. Derivatives that have margin requirements involve the risk that if an affiliated Underlying Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so.

The affiliated Underlying Fund also may remain obligated to meet margin requirements until a derivative position is closed.

When an affiliated Underlying Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or to segregate assets could limit the affiliated Underlying Fund's ability to pursue other opportunities as they arise. The amount of assets required to be segregated will depend on the type of derivative the affiliated Underlying Fund uses. If an affiliated Underlying Fund is required to segregate assets equal to only the current market value of its obligation under a derivative, the affiliated Underlying Fund may be able to use derivatives to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative, which may create leverage.

Although an affiliated Underlying Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments also may reduce or eliminate gains that may otherwise have been available had the affiliated Underlying Fund not used the hedging instruments. An affiliated Underlying Fund may decide not to hedge certain risks in particular situations, even if appropriate instruments are available.

Swap instruments may shift an affiliated Underlying Fund's investment exposure from one type of investment to another. Swap agreements also may have a leverage component, and adverse changes in the value or level of the reference instrument, such as an underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. Each affiliated Underlying Fund (other than Delaware Ivy Government Money Market Fund) may enter into credit default swap contracts for hedging or investment purposes. An affiliated Underlying Fund may either sell or buy credit protection under these contracts.

Certain derivatives transactions are not entered into or traded on organized exchanges or cleared by clearing organizations. Instead, such derivatives may be entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. There may be risk that no liquid

How we manage the Portfolios

secondary market in the trading of OTC derivatives will exist, in which case an affiliated Underlying Fund may be required to hold such instruments until exercise, expiration or maturity. Certain of the protections afforded to exchange-traded participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, an affiliated Underlying Fund would bear greater risk of default by the counterparties to such transactions. For some counterparties, an affiliated Underlying Fund has put in place a guarantee of the counterparty's payment obligations under OTC derivative transactions issued by its parent holding company, which provides some protection to an affiliated Underlying Fund from a payment or delivery default by such counterparties. When traded on foreign exchanges, derivatives may not be regulated as rigorously as they would be if traded on or subject to the rules of an exchange located in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.

The counterparty risk for exchange-traded derivatives is significantly less than for privately negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is not a similar exchange or clearinghouse guaranteeing the performance on both sides of the transaction. In all such transactions, the affiliated Underlying Fund bears the risk that the counterparty could default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the affiliated Underlying Fund. An affiliated Underlying Fund will enter into transactions in derivative instruments only with counterparties that the Manager and/or the affiliated Underlying Fund's sub-advisor, if applicable (collectively referred to herein as the Manager) reasonably believes are capable of performing under the contract. The Manager manages counterparty risk in an OTC derivative transaction by entering into bilateral collateral documentation, such as a Credit Support Annex and an accompanying Account Control Agreement, where it is market practice and/or required by law to do so for OTC derivatives.

The enactment in June 2010 of the Dodd-Frank Act resulted in historic and comprehensive change in how OTC derivatives are regulated, including the manner in which OTC derivatives are customized, derivatives documentation is negotiated, and trades are reported, executed and cleared. The Dodd- Frank Act and implementing rules ultimately may require the clearing and exchange-trading of many swaps.

Specifically, the CFTC has adopted rules to require certain standardized swaps, previously settled OTC, be settled by means of a central clearinghouse. Central clearing is intended to reduce the risk of default by the counterparty. There also may be risks introduced of a possible default by the derivatives clearing organization or by a clearing member or futures commission merchant through which a swap is submitted for clearing.

Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of portfolios using derivatives instruments could limit an affiliated Underlying Fund's ability to pursue its investment strategies. The extent and impact of the new regulations or proposed regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivative transactions, require more assets of an affiliated Underlying Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of an affiliated Underlying Fund to enter into certain types of derivative transactions or could limit an affiliated Underlying Fund's ability to pursue its investment strategies. In addition, changes in government regulation of derivatives could affect the character, timing and amount of an affiliated Underlying Fund's taxable income or gains.

In addition, pursuant to the Dodd-Frank Act, the CFTC in 2012 made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exclusions, from registration as a CPO and CTA under the CEA. Under these amendments, if an affiliated Underlying Fund uses commodity interests (such as futures contracts, options on futures contracts and most swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the affiliated Underlying Fund's liquidation value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the affiliated Underlying Fund's liquidation value (after taking into account unrealized profits and unrealized losses on any such positions) unless the Manager has registered as a CPO. The Manager, in its management of each affiliated Underlying Fund, currently is complying, and intends to continue to comply, with at least one of the two alternative limitations described above.

Accordingly, the Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to each affiliated Underlying Fund under the CFTC and NFA rules.

Complying with those de minimis trading limitations may restrict an adviser's ability to use derivatives as part of an affiliated Underlying Fund's investment strategies. Although the Manager believes that it will be able to execute an affiliated Underlying Fund's investment strategies within the de minimis trading limitations, the affiliated Underlying Fund's performance could be adversely affected. In addition, the CFTC recently has proposed changes to the de minimis trading rules and limitations that could potentially change a Portfolio's or an affiliated Underlying Fund's ability to trade derivatives. Also, an affiliated Underlying Fund's ability to use certain derivative instruments may be limited by tax considerations.

Currency risk

Foreign securities may be denominated in foreign currencies. The value of an Underlying Fund's investments, as measured in US dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Domestic issuers that hold substantial foreign assets may be similarly affected. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the US dollar. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by US or foreign governments or central banks or by currency controls or political developments in the US or abroad. Devaluations of a currency by a government or banking authority also may have significant impact on the value of any investments denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A US dollar investment in an investment denominated in a foreign currency is subject to currency risk. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets also are generally not as regulated as securities markets. In addition, in order to transact in foreign investments, an Underlying Fund may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings. An affiliated Underlying Fund may use derivatives to manage its foreign currency risk. Derivatives on non-US currencies involve a risk of loss if currency exchange rates move against the Underlying Fund, unless the derivative is a currency forward to hedge against the non-US currency movement.

Foreign government obligations risk

Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Such investments are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal. Factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies, the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. There may be no legal or bankruptcy process for collecting sovereign debt.

Growth stock risk

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Large-capitalization company risk

Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Industry and sector risk

At times, an Underlying Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a fund's investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a fund from executing advantageous investment decisions in a timely manner and could negatively impact the fund's ability to achieve its investment objective.

How we manage the Portfolios

Small- and mid-market capitalization company risk

Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations, and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Value stock risk

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued. The value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value, such security's value may decrease, or such security may be appropriately priced.

Disclosure of portfolio holdings information

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Portfolios

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Portfolios' investment manager. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of December 31, 2021, $261.3 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Portfolios, manages the Portfolios' business affairs, and provides daily administrative services.

On April 30, 2021, Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited's US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the Portfolios' prior investment manager. Effective May 1, 2005, the Portfolios' prior investment adviser contractually eliminated the management fee and there is no management fee pursuant to the Portfolios' current investment advisory agreement. Accordingly, for the fiscal year ended December 31, 2021, no Portfolio owed or paid management fees to the Portfolios' prior investment manager or the Manager.

A discussion of the basis for the Board's approval of the Portfolios' current investment advisory agreement is available in the Portfolios' semiannual report to shareholders for the period ended June 30, 2021.

Sub-advisor

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2021, MAM managed more than $380.1 billion in assets for institutional and individual clients. Although MIMAK serves as a sub-advisor for the Portfolios, the Manager has ultimate responsibility for all investment advisory services. In addition, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Portfolio security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge.

A discussion of the basis for the Board's approval of the sub-advisory contract with MIMAK is available in the Portfolios' semiannual report to shareholders for the period ended June 30, 2021.

Portfolio managers

Aaron D. Young, Stefan Löwenthal, and Jürgen Wurzer have primary responsibility for making day-to-day investment decisions for the Portfolios.

Aaron D. Young Vice President, Portfolio Manager

Aaron D. Young is vice president and portfolio manager for Ivy Investments, now part of Macquarie Asset Management's Delaware Management Company. He joined Macquarie Asset Management (MAM) as part of the firm's April 30, 2021 acquisition (Transaction) of the investment management business of Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company (IICO), the former investment advisor of the Transaction Funds. He joined IICO in 2005 as a fixed income analyst with an emphasis in credit research and derivative securities. He joined the Asset Strategy team at IICO as an investment analyst in 2007. He had served as an assistant portfolio manager for investment companies managed by IICO (or its affiliates) since 2012 and has been a portfolio manager on the multi-asset investment team since 2016. He earned a bachelor's degree in philosophy from the University of Missouri and holds an MBA with an emphasis in finance and strategy from the Olin School of Business at Washington University.

Stefan Löwenthal, CFA Managing Director, Chief Investment Officer — Global Multi Asset Team
Stefan Löwenthal is the chief investment officer for Macquarie Asset Management's Global Multi Asset team, a role he assumed in February 2013. He heads the global multi asset team, which is responsible for asset allocation and portfolio construction, the management of multi asset funds and institutional accounts, as well as the development of new investment strategies. In addition, Löwenthal oversees all research, portfolio management, and thought leadership activities of the team. He chairs the firm's Investment Policy Committee and is a member of the Professional Series Multi Manager Committee and the Private Infrastructure Fund Governance Committee. He joined Macquarie in February 2008 as a portfolio manager on the global multi asset team. He holds a Master of Management Science from Vienna University of Economics and Business. Löwenthal is a member of the CFA Society Austria and is a frequent speaker at industry events and universities.

Jürgen Wurzer, CFA Senior Vice President, Deputy Head of Portfolio Management — Global Multi Asset Team
Jürgen Wurzer is the deputy head of Macquarie Asset Management's Global Multi Asset team, a role he assumed in April 2018. He is responsible for

Who manages the Portfolios

designing and managing multi asset strategies, overseeing quantitative research and modelling, as well as analyzing global equity markets. He initially joined Macquarie in January 2007, focusing on multi asset solutions. Prior to re-joining Macquarie in April 2018, he was part of the multi asset management team at Erste Asset Management from September 2016 to March 2018. He graduated from University of Applied Sciences Wiener Neustadt with a master's degree. Wurzer is a lecturer for asset allocation, quantitative finance, and portfolio and risk management at several educational institutions.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Portfolio shares.

Manager of managers structure

The Portfolios and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Portfolios' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Portfolios without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Portfolios' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Portfolios without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers. Accounting services agents provide services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund. Please note, the Bank of New York Mellon also provides fund accounting and financial administration services to the Transaction Funds.

Custodian: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Financial intermediary: Financial professionals provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial professionals are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Portfolios

Choosing a share class

Ivy InvestEd 529 Plan

The Ivy InvestEd 529 Plan (Ivy InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Code. Ivy Distributors, Inc. (IDI), the program manager for the Ivy InvestEd Plan, is offering the Ivy InvestEd Plan to Arizona residents as well as to residents of other states.

Contributions to Ivy InvestEd Plan accounts may be invested in shares of the Portfolios, which are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund. As of October 1, 2020, the Arizona State Treasurer's Office became Administrator of the Program. Shares of the Portfolios purchased with contributions for a particular Ivy InvestEd Plan account are allocable to that account and will be redeemed to effect withdrawals requested by the Ivy InvestEd Plan account owner, as further described in this Prospectus. Accounts opened through the Ivy InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. Ivy InvestEd Plan accounts are subject to applicable federal, state and local tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the Ivy InvestEd Plan. The Ivy InvestEd Plan may be modified in response to any such changes.

Please read the Program Overview and Ivy InvestEd 529 Plan Account Application carefully before investing, which are available from your financial advisor.

Choosing a Portfolio

When you establish an Ivy InvestEd Plan account, your initial investment will be made (i) into one of the 10 series of InvestEd Portfolios based on the age of your Designated Beneficiary (as defined in the Code) (Age-Based Plan), (ii) into any one of the Portfolios that you select, or (iii) into another investment option available within the Ivy InvestEd Plan. As noted in the prior discussion of the individual Portfolios, these Portfolios have been developed to seek diversification and appropriate asset allocation based upon the approximate time horizon until the Ivy InvestEd Plan account funds are needed for the Designated Beneficiary's qualified higher education expenses.

The Portfolios are designed to invest in one or more of the Underlying Funds, with the highest exposure to equity investments when the Designated Beneficiary is between the ages of 0 and 2, and the highest exposure to fixed-income securities and/or money market instruments when the Designated Beneficiary reaches the age of 20. For accounts investing in the Age-Based Plan, as a Designated Beneficiary ages, the account will be automatically exchanged into the next Portfolio that, in each case, will reduce the account's allocation to equity investments by approximately 10% and increasing its allocation to fixed income investments by approximately the same amount. If you elect to invest in the Age-Based Plan, the value of your account is automatically exchanged into the next Portfolio within approximately 30 days after the Designated Beneficiary reaches the target age range for that Portfolio. This process is explained in the chart below:

Portfolio	Age Range	Account automatically exchanged within approximately 30 days after the Designated Beneficiary's birthday:
InvestEd 90	0-2	Exchanged into InvestEd 80 following 3rd birthday
InvestEd 80	3-5	Exchanged into InvestEd 70 following 6th birthday
InvestEd 70	6-7	Exchanged into InvestEd 60 following 8th birthday
InvestEd 60	8-9	Exchanged into InvestEd 50 following 10th birthday
InvestEd 50	10-11	Exchanged into InvestEd 40 following 12th birthday
InvestEd 40	12-13	Exchanged into InvestEd 30 following 14th birthday
InvestEd 30	14-15	Exchanged into InvestEd 20 following 16th birthday
InvestEd 20	16-17	Exchanged into InvestEd 10 following 18th birthday
InvestEd 10	18-19	Exchanged into InvestEd 0 following 20th birthday
InvestEd 0	20+	--

When you make a contribution, you may elect to invest in a Portfolio within a specific risk horizon that is outside the age range of the Designated Beneficiary. You may select to remain invested in the Portfolio of your chosen risk horizon, without automatically transferring to the next age-based Portfolio

(sometimes referred to as a “Static Portfolio”). However, by so doing, your account will not participate in the automatic exchange feature offered in the Age-Based Plan. If you choose this option, you may forfeit some of the benefits of diversification and risk management sought by the Age-Based Plan.

Whether you invest through the Age-Based Plan, opt out of the Age-Based Plan and select a Static Portfolio or select another investment option available within the Ivy InvestEd Plan, you may only change your investment twice each calendar year or upon a change in the Designated Beneficiary on the account.

Each Portfolio has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1). The Plan permits the Portfolios to pay marketing and other fees to support both the sale and distribution of the Portfolios, as well as the services provided to shareholders by their financial advisors or financial intermediaries. Under the Plan, each Portfolio may pay the Distributor a fee of up to 0.25%, on an annual basis, of the Portfolio's average daily net assets. This fee is to compensate the Distributor for, either directly or through third parties, distributing the Portfolio's shares, providing personal service to shareholders and/or maintaining shareholder accounts. The amounts shall be payable to the Distributor daily or at such other intervals as the Board may determine.

Since these fees are paid out of a Portfolio's assets or income on an ongoing basis, over time, they will increase the cost and reduce the return of an investment. All or a portion of these fees may be paid to your financial advisor or a financial intermediary.

Underlying Fund Shares. The share class of each affiliated Underlying Fund has no initial sales charge or contingent deferred sales charge (CDSC) and is not subject to a Rule 12b-1 Plan.

Shares of a Portfolio are subject to an initial sales charge when purchased for your Ivy InvestEd Plan account, based on the amount of your investment, according to the table below. As noted, under the Plan, each Portfolio pays an annual 12b-1 fee of up to 0.25% of its average net assets.

Calculation of Sales Charges on Portfolio Shares

Amount of purchase	Sales charge as a % of offering price[1]	Sales charge as a % of net amount invested
Less than $250,000	2.50%	2.56%
$250,000 or more[2]	none*	none*

1 Due to the rounding of the NAV and the offering price of a Portfolio's shares to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2 No sales charge is payable at the time of purchase on investments of $250,000 or more, although for such investments the Portfolio will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. (See Sales Charge Reductions below.) The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

Dealer compensation

The financial intermediary who sells you shares of the Portfolios may be eligible to receive the following amounts as compensation for your investment in the Portfolios. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

Commission (%)	Class A
Investment less than $250,000	2.00%
$250,000 or more	see below
12b-1 fee to dealer	0.25%

The Distributor may pay dealers up to 1.00% on investments made in Portfolio shares with no initial sales charge, according to the following schedule:

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1.00% - Sales of $250,000 to less than $4 million

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0.50% - Sales of $4 million to less than $50 million

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0.25% - Sales of $50 million or more

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Portfolio to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Portfolio shares and/or shareholder servicing, including providing the Portfolio with “shelf space” or a higher profile with the Financial Intermediaries' consultants, salespersons,

About your account

and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Portfolio shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Portfolio. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Portfolio and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Portfolio and/or some or all other Delaware Funds), a Portfolio's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Portfolio's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Portfolio shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Portfolio's shares.

How to reduce your sales charge

Sales Charge Reductions

Lower sales charges on the purchase of shares are available by:

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Rights of Accumulation: Upon your request, you can combine your holdings or purchases of a Portfolio and all share classes of Delaware Funds, excluding any money market funds (unless you acquired those shares through an exchange from a Portfolio that did carry a front-end sales charge, CDSC, or Limited CDSC), as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your financial intermediary, the Distributor or the Transfer Agent at the time of purchase. You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note you cannot combine your holdings or purchases of non-Transaction Funds with Transaction Funds at this time. This feature may be available at a later time.

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Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from WISC, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in Account Grouping below, and your shares of any of the funds within the Delaware Funds held in any MAP or SPA program through the predecessor parent company and its affiliates, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). You must notify WISC if a rollover or transfer from another institution is pending upon the termination of the thirteen-month LOI period. In any event, such assets must be received by WISC no later than ninety days after the initiation date of the rollover or transfer. You may need to provide appropriate documentation to WISC to evidence the initiation date of the rollover or transfer. It is the responsibility of the investor and/or the dealer of record to advise WISC about the LOI when placing purchase orders during the LOI period. Purchases made during the thirty (30) calendar days prior to receipt by WISC of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If the Distributor reimburses the sales charge for purchases prior to receipt by WISC of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI. Please note you cannot combine your holdings or purchases of Non-Transaction Funds with Transaction Funds at this time. This feature may be available at a later time.

When an LOI is established, shares valued at five percent (5%) of the intended investment are held in escrow. Escrowed shares will be released from escrow once the terms of the LOI are satisfied. If the amount invested during the thirteen-month LOI period is less than the amount specified by the LOI, the LOI will terminate and the applicable sales charge specified in this Prospectus will be charged as if the LOI had not been executed, and such sales charge will be collected by the redemption of escrowed shares equal in value to such sales charge. Any redemption you request during the thirteen-month LOI period will be taken first from non-escrowed shares. Any request you make that will require redemption of escrowed shares will result in termination of the LOI, and the applicable sales charge specified in this Prospectus will be collected by the redemption of escrowed shares. Any escrowed shares not needed to pay the applicable sales charge will be available for redemption by you.

Purchases of shares of any of the funds within the Delaware Funds will be considered for purposes of meeting the terms of an LOI, except as set forth herein. Investments in mutual funds other than those described in the preceding sentence will not be considered for purposes of meeting the terms of an LOI.

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Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of shares in any account that you own may be grouped with the current account value of purchased Class A, Class C and/or Class E shares in any other account that you may own, with your shares of any of the funds within the Delaware Funds held in any MAP or SPA program through the predecessor parent company and its affiliates, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner; however, you also may group purchases made by you and your immediate family in: business accounts controlled by you or your immediate family (e.g., you own the entire business); partnerships for which you or a member of your immediate family is the controlling partner; trust accounts established by you or your immediate family or trust accounts for which you or a member of your immediate family is a beneficiary; minor-owned accounts for which you serve as custodian or guardian; and/or accounts of endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual's legally-recognized domestic partner who has the same address may be treated as his or her spouse.

In order for an eligible purchase to be grouped, you must advise WISC (or your financial intermediary, if your shares are held in an omnibus account through such intermediary) at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Delaware Ivy Cash Management Fund and/or Delaware Ivy Government Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or other distribution on such acquired shares.

If you are investing $250,000, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Portfolio shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. This CDSC may be waived under certain circumstances, as noted in the Prospectus. Your financial advisor or a WISC representative can answer your questions and help you determine if you are eligible.

This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Sales Charge Waivers for Certain Investors

Shares may be purchased at NAV for Ivy InvestEd Plan accounts owned by:

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Current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or one of the Transaction Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of the Distributor, current and former employees of the predecessor distributor and its affiliates, current and former financial advisors of the predecessor parent company and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of the predecessor parent company and its affiliates. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors that are eligible to purchase shares at NAV are those purchasing into accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to purchase shares at NAV into new accounts that are established after October 31, 2019.

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Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker-dealers with which the Distributor has entered into selling agreements.

About your account

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Certain clients investing through certain investment advisers and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees.

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Clients who transferred their 529 Plan accounts (i.e., accounts under a plan associated with a qualified state tuition program established in accordance with Section 529 of the Code) from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the Ivy InvestEd Plan due to the closing of the SM&R-sponsored 529 Plan, and who established their SM&R-sponsored 529 Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R.

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Participants in an employer sponsored payroll deduction plan having 100 or more eligible employees, and the shares are purchased through payroll deduction.

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Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund's eligibility requirements set by the predecessor fund's company.

For purposes of determining eligibility for sales at NAV, an individual's legally-recognized domestic partner who has the same address may be treated as his or her spouse. Each Portfolio reserves the right to modify or waive the above policies at any time.

Sales Charge Waivers for Certain Transactions

Shares may be purchased at NAV through:

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Exchange of shares of InvestEd Portfolios and, for clients of the predecessor parent company and non-affiliated third parties that have entered into selling agreements with the Distributor, Class A shares of any fund within the Delaware Funds Complex if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and other distributions paid on such shares.

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Reinvestment once each calendar year (subject to applicable regulations) of all or part of the proceeds of redemptions of your shares into the same Portfolio and account from which the shares were redeemed, if the reinvestment is made within 90 calendar days of the Trust's receipt of your redemption request (minimum investment amounts will apply). Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy.

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Direct Rollover initiated from an account in a qualified state tuition program, where (i) such account is under a plan associated with a qualified state tuition program established in accordance with Section 529 of the Code, (ii) the shares were purchased through a broker-dealer or financial advisor, and (iii) the selling agreement or any other agreement between the Distributor and the broker-dealer does not prohibit direct rollovers at NAV into another qualified state tuition program. The sales charge waiver only applies to the shares purchased with the direct rollover proceeds, and additional contributions made to your Ivy InvestEd Plan account will be assessed the applicable sales charge. If rolling over assets from an in-state to an out-of-state 529 Plan, you should be aware that some states require the recapture of prior state tax benefits and/or the rollover may be otherwise taxable by the state from whose 529 Plan you are exiting. You should also consider possible withdrawal charges by the 529 Plan which you are exiting and differences in ongoing fees. You should consult a qualified tax advisor for individualized advice before initiating the rollover.

Information about the purchase of Trust shares for your Ivy InvestEd Plan account, applicable sales charges and sales charge reductions and waivers also is available, free of charge, at www.ivyinvestments.com, including hyperlinks to facilitate access to this information. You also will find more information in the SAI about sales charge reductions and waivers.

Waivers of contingent deferred sales charges

The CDSC for Portfolio shares that are subject to a CDSC will not apply in the following circumstances:

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redemptions that result from the death of the Account Owner or, for an account in an employer-sponsored plan, the death of the participant. The death must have occurred after the account was established with the Distributor

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redemptions that result from the disability of the Account Owner. The disability must have occurred after the account was established with the Distributor

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redemptions of shares purchased for Ivy InvestEd Plan accounts held by current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or a Portfolio is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of the Distributor, current and former employees of the Distributor and its affiliates, current and former financial advisors of the predecessor parent company and its affiliates, and the spouse, children, parents, children's spouses and spouse's parents of each (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of the predecessor parent company. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors who are eligible to sell their shares that are subject to a CDSC without paying a CDSC are those selling from accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to sell their shares that are subject to a CDSC without paying a CDSC from accounts that are established after October 31, 2019

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redemptions of shares for the purpose of complying with the excess contribution limitations prescribed by the Program if the excess contributions are rolled over to another Ivy InvestEd Plan account for a different Designated Beneficiary

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redemptions the proceeds of which are (subject to applicable regulations) reinvested within 90 calendar days in shares of the same Portfolio as that redeemed

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redemptions made by shareholders that have purchased shares of the Trust through certain group plans that have selling agreements with the Distributor and/or the predecessor parent company and that are administered by a third party and/or for which brokers not affiliated with the Distributor and/or the predecessor parent company provide administrative or record keeping services

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the exercise of certain exchange privileges

These exceptions may be modified or eliminated by a Portfolio at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Portfolio's right to liquidate a shareholder's shares, which may require certain notice.

How to buy shares

Ivy InvestEd Plan Account Registration

Pursuant to Arizona requirements, Ivy InvestEd Plan accounts generally may only be registered in the name of an individual who is the Account Owner. The Account Owner is the one who has the authority to designate the Designated Beneficiary, make withdrawals, select the Portfolios in which to invest and otherwise control the account. The Account Owner may be anyone — a parent, grandparent, dated trust, friend or self. Joint owners, or joint accounts, are not permitted. Although only one person may be listed as the Account Owner, you should designate a successor Account Owner on the Ivy InvestEd 529 Plan Account Application in the event of the Account Owner's death.

An account also may be opened by a state or local government or a 501(c)(3) organization as the Account Owner, if the account will be used to fund scholarships for persons whose identity will be determined after the account is opened.

Although these registrations are the only way an account can be set up, anyone may contribute to an Ivy InvestEd Plan account once it is established. See the section entitled Additional Investments.

The Account Owner will identify, on the Ivy InvestEd 529 Account Application, a Designated Beneficiary. A Designated Beneficiary can be any person interested in pursuing educational opportunities at an eligible educational institution, including the Account Owner.

If the Account Owner requests a change of the Designated Beneficiary, via the Beneficiary Change Form, the Account Owner will have the option of exchanging the assets to the Age-Based Plan or into another Portfolio that is not based on the age of the new Designated Beneficiary.

The Designated Beneficiary can be changed to a family member, as defined by current tax laws, of the original beneficiary.

There is a one-time $10 application fee per Ivy InvestEd Plan account, paid by the Distributor at the time of the initial investment and forwarded to the Arizona State Treasurer's Office, to help defray its administrative costs. Shares of a Portfolio allocable to your Ivy InvestEd Plan account are held in the name of the Arizona State Board of Investment (Commission), as Trustee of the Program. Effective October 1, 2020, the Arizona State Board of Investment became Trustee of the Family College Savings Program Trust Fund, replacing the Arizona Commission for Postsecondary Education. Also, effective October 1, 2020, the Arizona State Treasurer's Office became Administrator of the Arizona Family College Savings Program.

Ivy InvestEd Plan accounts (same owner, same Designated Beneficiary, and same registration type) with a balance of less than $25,000 on the second Tuesday of each December will be charged an annual account fee of $20. This fee will be waived for Arizona residents, accounts enrolled with AIS, as well as for certain trustees, directors, employees and financial advisors (and certain of their family members) of the Distributor and its affiliates.

Buying Shares

You may buy shares allocable to your Ivy InvestEd Plan account through third parties that have entered into selling arrangements with the Distributor. Contact any authorized investment dealer for more information. To open your account, you must complete and sign an application. WISC will not accept account applications unless submitted by an entity with which the Distributor maintains a current selling agreement. Your financial advisor can help you with any questions you might have.

WISC generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

Initial Purchases: When you place an initial order to buy shares allocable to your Ivy InvestEd Plan account, your order, if accepted, will be processed at the next NAV calculated (plus any applicable sales charge) after your order, in proper form, is received and accepted. Proper form for an initial purchase includes receipt by WISC of a completed Ivy InvestEd 529 Plan Account Application and additional required documentation, if applicable. Please note that all of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

Shares of a Portfolio may be purchased for your Ivy InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Portfolio shares for your Ivy InvestEd Plan account. Your initial order will receive the offering price next calculated after the order has been received in proper form by WISC. Therefore, if your order is received in

About your account

proper form by WISC before 4:00 PM Eastern Time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by WISC after 4:00 PM Eastern Time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Subsequent Purchases: You may make subsequent purchases of shares of a Portfolio for your Ivy InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Portfolio shares for your Ivy InvestEd Plan account. If you make subsequent purchases of a Portfolio from certain broker-dealers, banks or other authorized third parties that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC), the Portfolio will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 PM Eastern Time on a day in which the NYSE is open, you should generally receive that day's offering price, even if such financial intermediary fails in its duty to transmit the order in a timely manner. If your order is received in proper form by that firm after 4:00 PM Eastern Time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 PM Eastern Time and transmit such orders to the Portfolio on or before the following business day, you will receive the offering price next calculated after the order has been received in proper form by WISC. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Portfolio at that day's price.

Broker-dealers that perform account transactions for their clients by participation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients for whose account shares of a Portfolio are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the IRS.

If you buy shares by check, and then sell those shares by any method other than by exchange to another Portfolio or fund within the Ivy Funds, the payment may be delayed for up to 10 days from the date of purchase to ensure that your previous investment has cleared.

The transfer agent reserves the right to reject any purchase orders, including purchases by exchange, and it and the Trust reserve the right to discontinue offering Portfolio shares for purchase.

To add to your account by mail: Make your check payable to Ivy Investments. Mail the check to the address below, along with the form that accompanies the confirmation of a prior financial transaction or with a letter stating your account number, the account registration and the Portfolio that you wish to purchase. Mail to: WI Services Company, P.O. Box 219722, Kansas City, MO 64121-9722.

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

To add to your account by telephone or internet: Generally, you (and your financial professional when expressly authorized by you) are automatically eligible to purchase shares of a Portfolio by Automated Clearing House (ACH) via telephone or internet access (where permitted). To do so, you must have an existing account number. Please call 888 923-3355 to request your purchase. For internet transactions, you may not execute trades greater than $25,000 per Portfolio per day. The ability to submit ACH purchase transactions is dependent on having your bank information on your mutual fund account. Please contact your financial professional to add ACH transaction capability. To remove this automatic option, please call 888 923-3355 or submit a written request at the above address.

To add to your account by Automatic Investment Service: You can authorize having funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your account. Complete the appropriate sections of the Ivy InvestEd 529 Plan Account Application to establish the AIS.

Exchanges

Upon receipt of a completed Ivy InvestEd 529 Plan Account Application and additional required documentation, if applicable, for clients of affiliated and non-affiliated third parties that have entered into selling agreements with the Distributor, you may sell your Class A shares of a fund within the Delaware Funds, and buy for your Ivy InvestEd Plan account shares of a Portfolio in InvestEd Portfolios. Such purchase will be without the payment of an additional sales charge if you exchange Class A shares upon which you have already paid a front-end sales charge.

As described in the section entitled Your Account — Choosing a Portfolio, unless you elect otherwise your initial investment will be made into one of the ten Portfolios based on the age of your Designated Beneficiary, and the value of your account will be automatically exchanged to a different Portfolio within approximately 30 days after the Designated Beneficiary's birthday, as shown in the table in the section Your Account — Choosing a Portfolio.

If you elect, initially, to invest in a Portfolio that is outside the age range of your Designated Beneficiary or another investment option available within the Ivy InvestEd Plan, your account will not participate in the automatic exchange feature described above. Whether you invest through the Age-Based Plan or otherwise select a Portfolio or other investment option available within the Ivy InvestEd Plan, you may only change your investment choice twice each calendar year or upon a change in the Designated Beneficiary on the account, except as described below. A reallocation of your Ivy InvestEd Plan account among the available investment options will be deemed to constitute an investment strategy change and may prohibit you from making any other investment changes or transferring your investment to another 529 Plan sponsored by the State of Arizona during the calendar year of your change, unless they are made upon a change in the Designated Beneficiary. Federal law generally permits 529 Plan owners to make investment strategy changes only twice each calendar year or upon a change in the Designated Beneficiary.

Transfers

UTMA/UGMA and Coverdell Education Savings Account (ESA) transfers. Accounts established under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA), or Coverdell ESAs are considered irrevocable gifts to the child who is the beneficiary of the account.

Therefore, if you want to transfer a current UTMA/UGMA account or Coverdell ESA to an Ivy InvestEd Plan account, the ownership cannot be changed, and the child will be both the Account Owner and the Designated Beneficiary. The custodian may still make contributions to the Ivy InvestEd Plan account, and a Responsible Individual (usually the UTMA/UGMA custodian) must be named to control the account until the child reaches the age of majority. The Designated Beneficiary cannot be changed. Please remember that such a transfer will be a taxable event and that the Responsible Individual has the duty to use the proceeds of the account only for the benefit of the Designated Beneficiary. No successor account owner can be established on an account transferred from a UTMA/UGMA account or Coverdell ESA. A successor Responsible Individual should be named to control the account in the event of the death of the current Responsible Individual.

Other States' 529 Plans. You may transfer, or rollover, the assets invested in another state's 529 Plan to an Ivy

InvestEd Plan account by completing the Ivy InvestEd 529 Plan Rollover Request form.

Limitations on Exchanges

Shareholders of the Transaction Funds may not be able to exchange their shares for shares of Delaware Funds that are not Transaction Funds at the present time, and vice versa. However, until the exchange privilege is available between Transaction Funds and non-Transaction Funds, Class A shareholders may reinvest the proceeds of a redemption from Transaction Funds in Class A shares of any other Delaware Fund or from non-Transaction Funds in Class A shares of any Transaction Fund without paying a sales charge up to 90 days after the redemption. Please notify your Portfolio's financial intermediary or your transfer agent if you wish to utilize this privilege. Please note that your Portfolio's financial intermediary may have different policies around this privilege.

Minimum Investments

To open an account the minimum investment is generally $250. For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions minimum investments may be made in any amount.

Additional Investments

Subject to the minimums described above, you, or anyone, can make additional investments of any amount at any time; however, all or a portion of the amount invested will not be accepted to the extent that such contributions would cause the total maximum account value or balance for a Designated Beneficiary for all 529 Plans sponsored by the State of Arizona to exceed limits imposed by the Ivy InvestEd Plan. For the period October 1, 2021 through September 30, 2022, the maximum account balance is $519,000, which includes balances in all Program accounts for the same Designated Beneficiary. Maximum account balance amounts will be adjusted each year based upon a formula developed by The College Board that estimates the average cost of attending a private 4-year college. Under current law, any excess contribution with respect to a Designated Beneficiary must be promptly withdrawn as a non-qualified withdrawal (see Distributions and Taxes — Taxes) or rolled over into an account for a different Designated Beneficiary.

If you purchase shares of the Portfolios from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm ET), you will pay that day's closing Fund share price, which is based on the Fund's NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will

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pay that day's closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund's closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Portfolios use fair value pricing, they may take into account any factors they deem appropriate. The Portfolios may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Portfolios to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Portfolios anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, normally at 4:00pm ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Portfolios' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Boards' oversight.

Document delivery

Reports

Statements and reports sent to you include the following:

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confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)

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quarter-to-date statements (quarterly)

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year-to-date statements (after the end of the fourth calendar quarter)

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Annual and Semiannual Reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Portfolios' most recent prospectus and/or summary prospectus and Annual and Semiannual Reports to shareholders may be mailed to shareholders having the same last name and address in the Portfolios' records. The consolidation of these mailings, called householding, benefits the Portfolios through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You also may visit ivyinvestments.com to view and/or download these documents, as well as other information about each Portfolio.

You may elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the Individual Investor

Accounts — Access Your Account Online feature available via ivyinvestments.com.

Shareholders or financial intermediaries must contact the Portfolios regarding any errors or discrepancies within twelve months of the date of the confirmation or other account statement; except that, with respect to unfulfilled Letters of Intent, the Portfolios must be contacted within fifteen months. If there is a delay in reporting an error or discrepancy, the Portfolios may be unable to adjust your account.

Inactive accounts

Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

Selling Shares

You can arrange to take money out of your Ivy InvestEd Plan account at any time by selling (redeeming) some or all of the shares allocable to your Ivy InvestEd Plan account.

The redemption price (price to sell one share of a Portfolio) is the next calculated NAV per share of that Portfolio, subject to any applicable CDSC.

Only the Account Owner (and the Account Owner's financial professional when expressly authorized by the Account Owner) may request withdrawals from an Ivy InvestEd Plan account, which will be accomplished by selling (redeeming), at any time, some or all of the shares allocable to the account, subject to a penalty if applicable.

When you place an order for a withdrawal from your Ivy InvestEd Plan account, that order will be treated as an order to sell Portfolio shares, and the shares will be sold at the next NAV calculated, subject to any applicable CDSC, after your order, in proper form, is received and accepted. Proper form includes receipt by WISC of a completed Ivy InvestEd 529 Plan Distribution Form. Withdrawals will be classified as either “qualified” or “non-qualified” distributions for federal, state and local income tax purposes. See Distributions and Taxes — Taxes.

At the request of the Account Owner, the withdrawal proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary.

Please note also:

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If you recently purchased the shares by check or ACH, the Portfolio may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Portfolio, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days from the date of purchase or the date the Portfolio can verify that your purchase check has cleared and been honored.

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Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

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Under normal circumstances, the Portfolios anticipate that payment of redemption proceeds will be made within 3 business days after receipt of a request for redemption in proper form, regardless of the method by which such order is placed. However, each Portfolio reserves the right to take up to 7 days to pay out redemption proceeds after receipt of a request for redemption in proper form, as permitted by the 1940 Act.

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Although payment of redemption proceeds normally is made in cash, redemptions may be made in portfolio securities under certain conditions and circumstances as determined by the Board, such as during times of stressed market conditions or when conditions exist that make cash payments undesirable. Cash used for redemptions typically will be raised from the sale of portfolio assets or may come from a Portfolio's existing holdings of cash or cash equivalents.

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The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

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If you purchased shares of a Portfolio from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Portfolio shares. For firms that perform account transactions systematically through the NSCC, the Portfolio will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed shares, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 PM Eastern Time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 PM Eastern Time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 PM Eastern Time and transmit such orders to the Portfolio on or before the following business day, you will receive the NAV next calculated after the order has been received in proper form by WISC. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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Broker-dealers that perform account transactions for their clients are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Trust if the broker-dealer performs any transaction erroneously or improperly.

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The Trust may require a signature guarantee if the check is made payable to someone other than the Account Owner. This requirement is to protect you, the Trust and the Distributor from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

You may reinvest in any one of the Portfolios, without a sales charge, all or part of the amount of shares you redeemed (subject to applicable regulations) by sending to the applicable Portfolio the amount you want to reinvest for your Ivy InvestEd Plan account. The reinvested amounts must be received by the Portfolio within 90 calendar days after the date of your redemption, and the reinvestment must be made into the same Portfolio and Ivy InvestEd Plan account from which it was redeemed (minimum investment amounts will apply).

You may do this only once each calendar year with respect to shares of a Portfolio. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy.

The CDSC, if equal to or greater than $10, will not apply to the proceeds of shares of a Portfolio which are redeemed and then reinvested in shares of the same Portfolio within 90 calendar days after such redemption. WISC will, with your reinvestment (subject to applicable regulations), restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment (provided that the CDSC is equal to or greater than $10).

For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year with respect to shares of a Portfolio. The reinvestment must be made into the same Portfolio and Ivy InvestEd Plan account from which the shares had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy.

Telephone Transactions

The Trust and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WISC, the Trust's transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WISC fails to do so, WISC may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Investor services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other record keeper for information about your account.

If you have established an account that is maintained on the Funds' shareholder servicing system, WISC can provide you with assistance in the servicing of your account. However, WISC cannot provide you with any investment advice or make any recommendations regarding the advisability of acquiring, holding, disposing or exchanging mutual fund shares in your account or make any recommendation of a person to provide you with investment advice. Any transactions requested by you will be considered unsolicited and not based upon any advice or recommendation by WISC, its affiliated companies, or any of their employees or representatives.

If you have identified a financial intermediary to provide you with investment advice or recommendations related to your account and the financial intermediary is contractually authorized to service your account, WISC can assist you with completing the necessary documentation so that a financial advisor can be assigned to your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 888 923-3355, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, the Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

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obtain information about your accounts

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obtain price information about other funds within the Transaction Funds

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obtain the offering materials for the Ivy InvestEd Plan, or the Trust's current prospectus, SAI, Annual Report or other information about each Portfolio or the prospectus of an affiliated Underlying Fund

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request duplicate statements

•
transact certain account activity, including redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on the Portfolios' shareholder servicing system; otherwise, you should contact the broker-dealer through which you purchased your Portfolio shares.

Automatic Transactions

AIS allows you to transfer money into your Ivy InvestEd Plan account automatically. While AIS does not guarantee a profit and will not protect you against loss in a declining market, it can be an excellent way to invest for future educational expenses.

You may move money from your bank account to an existing Ivy InvestEd Plan account as follows:

Minimum Amount	Frequency
$50 (per Portfolio)	Monthly

Flexible Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Frequent trading of Portfolio shares (market timing and disruptive trading)

Market Timing Policy

The Portfolios are intended for investment of contributions to the Ivy InvestEd Plan to save for qualified higher education expenses. Because the Portfolios are investment vehicles for the Ivy InvestEd Plan, investor-initiated exchanges among the Portfolios are limited to twice each calendar year or upon change in the Designated Beneficiary on the account. In addition, the Code imposes an additional tax on redemptions of Portfolio shares that are “non-qualified” withdrawals. (See Distributions and Taxes — Taxes.) As a result, it is unlikely that the Portfolios would be used to engage in market-timing activity. While the Distributor and WISC recognize that investments in a Portfolio do not likely present the same opportunity for market-timing activity that may be present for other funds, WISC monitors for such activity, as described below. Additionally, the affiliated Underlying Funds will take steps to seek to deter frequent purchases and/or redemptions in fund shares (market timing activities). The affiliated Underlying Funds are intended for long-term investment purposes. Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all shareholders of an affiliated Underlying Fund, including long-term shareholders. Market timing activities also may increase the expenses of WISC and/or the Distributor, thereby indirectly affecting the shareholders in an affiliated Underlying Fund and investors in a Portfolio that holds shares of such affiliated Underlying Fund.

Certain affiliated Underlying Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that an affiliated Underlying Fund invests a significant portion of its assets in foreign securities, the affiliated Underlying Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of fund shares.

An affiliated Underlying Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in an affiliated Underlying Fund that invests a significant portion of its assets in small-capitalization companies or in an affiliated Underlying Fund that invests a significant portion of its assets in high-yield fixed-income securities.

To discourage market timing activities by investors, the Board (and the board of trustees of the affiliated Underlying Funds) has adopted a market timing policy and has approved the procedures of the affiliated Underlying Funds' transfer agent, WISC, for implementing this policy. WISC's procedures reflect the criteria that it has developed for purposes of identifying trading activity in affiliated Underlying Fund shares that may be indicative of market timing activities and outline how WISC will monitor transactions in such shares. In its monitoring of trading activity in affiliated Underlying Fund shares, on a periodic basis, WISC typically reviews share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period.

In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in affiliated Underlying Fund shares.

As an additional step, WISC reviews affiliated Underlying Fund redemption and purchase activity within various time frames for potentially harmful trading activity. If WISC identifies what it believes are market timing activities by an investor who has not previously exceeded WISC's thresholds, WISC will suspend exchange privileges by refusing to accept additional purchases of Portfolio shares for the investor's Ivy InvestEd Plan account for a pre-determined period of time. If an investor exceeds WISC's thresholds a second time within an 11-month period, exchange privileges will be suspended

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indefinitely for all accounts owned by the investor who exceeded the pre-determined thresholds. For trading in affiliated Underlying Fund shares held in omnibus accounts, WISC will, if possible, place a trading block at a taxpayer identification number level or, if that cannot be accomplished, will contact the associated financial intermediary and request that the intermediary implement trading restrictions. In exercising any of the foregoing rights, WISC will consider the trading history of accounts under common ownership or control within any of the funds within the Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of an affiliated Underlying Fund's market timing policy are not deemed accepted by an affiliated Underlying Fund and may be cancelled or revoked by the affiliated Underlying Fund on the next business day following receipt by the affiliated Underlying Fund.

The Trust seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the affiliated Underlying Funds, the Distributor and WISC make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which shares are purchased or held, the affiliated Underlying Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. The affiliated Underlying Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the affiliated Underlying Funds will be able to identify or eliminate all market timing activities, and the affiliated Underlying Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the affiliated Underlying Funds', the Trust's and WISC's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, affiliated Underlying Funds, WISC and/or the Distributor shall not be liable for any loss resulting from rejected purchase orders or exchanges.

The Trust's and the affiliated Underlying Funds' market timing policy, in conjunction with the use of fair value pricing, is intended to reduce an investor's ability to engage in market timing activities, although there can be no assurance that a Portfolio or an affiliated Underlying Fund will eliminate market timing activities.

Dividends, distributions, and taxes

Distributions

Each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders each year, usually in December. All distributions are automatically paid in additional shares of the distributing Portfolio.

Taxes

Each Portfolio is treated as a separate corporation, and has elected to and intends to continue to qualify to be treated as a regulated investment company (RIC), for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and net realized gains it distributes to its shareholders.

In general, your investment in shares of a Portfolio is part of the Program. The Program has received a ruling from the IRS stating that, in general, the Program qualifies under Section 529 of the Code so that earnings on Program investments are not subject to federal income tax (with respect to either a contributor to the Program or a Designated Beneficiary) until the earnings are withdrawn. Generally, each withdrawal from an Ivy InvestEd Plan account comprises two pro rata components: (1) a return of principal (that is, contributions to the account, including the portion of any rollover from another state's 529 Plan account that is attributable to contributions to its plan) and (2) earnings. The return of principal portion of any withdrawal, whether “qualified” or “non-qualified”, is not taxable. As explained below, the earnings portion of a withdrawal may be subject to federal income tax, and possibly additional federal income tax (i.e., penalties), depending on whether a withdrawal is qualified or non-qualified.

Qualified Withdrawals

A qualified withdrawal is a withdrawal used for “qualified higher education expenses” (as defined in the Code) (Qualified Higher Education Expenses), which may include (i) tuition, fees, books, computers (including related equipment such as Internet and computer software), supplies and equipment required for the enrollment or attendance of a Designated Beneficiary at an “eligible educational institution” (also defined in the Code); (ii) reasonable room and board expenses for a Designated Beneficiary who attends such an institution at least half-time; (iii) expenses for special needs services in the case of a special needs Designated Beneficiary which are incurred in connection with such enrollment or attendance; and/or (iv) fees, books, supplies and equipment required for participation by a Designated Beneficiary in an apprenticeship program registered with the Secretary of Labor. A qualified withdrawal also includes a withdrawal for tuition (up to $10,000 per year) in connection with enrollment or attendance at an elementary or secondary public, private or religious school. At the request of the Account Owner, a qualified withdrawal of proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary. Additionally, qualified withdrawals may be used to pay principal or interest on any qualified education loan (as defined in the Code) of the Designated Beneficiary and the Designated Beneficiary's siblings. Such payments may not be eligible for student loan interest deductions. Please consult your tax advisor regarding the tax consequences for such withdrawals.

When shares are redeemed in a qualified withdrawal, the withdrawal is federal income tax-free (although such a withdrawal still may be subject to state and/or local taxes).

Non-Qualified Withdrawals

A non-qualified withdrawal is a withdrawal that is not used for Qualified Higher Education Expenses, unless the withdrawn amount is transferred within 60 days to another 529 Plan for the same Designated Beneficiary as under the Program. The earnings portion of a non-qualified withdrawal generally is subject to (1) federal income tax at the marginal tax rate of the person for whose benefit the withdrawal is made and (2) an additional federal 10% tax on the earnings portion of the withdrawal. Penalty-free withdrawals may be made if the Designated Beneficiary receives a scholarship (not exceeding the amount of the scholarship award), dies or becomes permanently disabled or enrolls in a U.S. service academy, although the earnings portion of the withdrawal will be subject to federal income tax.

Please consult your tax advisor regarding the current tax consequences of withdrawals from your Ivy InvestEd Plan account. The Account Owner or the Designated Beneficiary is responsible for retaining the appropriate documentation for the tax treatment of qualified withdrawals, determining whether a withdrawal is qualified or non-qualified, making the appropriate filings with the IRS, and paying the additional 10% federal tax, if applicable, on earnings.

The foregoing is only a brief summary of some of the important federal income tax considerations relating to investments in the Portfolios under the Program; you will find more information in the SAI and the Program Overview. You are urged to consult your own tax advisor for information about the state and local tax consequences of, and the impact of your personal financial situation on, an investment in the Ivy InvestEd Plan. In addition, please note that if you are a resident of a state other than Arizona, there may be state tax benefits available to you from an investment in a 529 Plan offered by your state.

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Certain management considerations

Investments by fund of funds and similar investment vehicles

The Portfolios may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Code. Asset allocation models include the Delaware Funds by Macquarie® Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial highlights tables are intended to help you understand the financial performance of the Portfolios for the past five years or, if shorter, the period of a Class's operations. On April 30, 2021, Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited's US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the Portfolios' prior investment manager. The performance shown from before April 30, 2021 are from the Portfolios' prior investment manager. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2021 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report, which is available upon request by calling 888 923-3355. For the fiscal years ended prior to December 31, 2021, the Portfolios' prior independent registered public accounting firm audited the Portfolios' financial statements.

InvestEd 90 Portfolio

	12/31/21	12/31/20	12/31/19	12/31/18	Year ended 12/31/17[4]
Net asset value, beginning of period	$11.36	$11.40	$9.56	$10.54	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.31	0.10	0.21	0.17	0.08
Net realized and unrealized gain (loss)	1.62	1.67	2.13	(0.93)	0.46
Total from investment operations	1.93	1.77	2.34	(0.76)	0.54
Less dividends and distributions from:
Net investment income	(0.12)	(0.59)	(0.12)	(0.06)	-
Net realized gain	(2.20)	(1.22)	(0.38)	(0.16)	-
Total dividends and distributions	(2.32)	(1.81)	(0.50)	(0.22)	-
Net asset value, end of period	$10.97	$11.36	$11.40	$9.56	$10.54
Total return[2]	17.45%	15.87%	24.52%	-7.21%	5.40%
Ratios and supplemental data:
Net assets, end of period (in millions)	$15	$12	$32	$21	$17
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	2.49%	0.87%	1.89%	1.57%	2.71%	[5]
Portfolio turnover	33%	65%	10%	23%	17%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 18, 2017 (commencement of operations of the Portfolio) through December 31, 2017.
[5]	Annualized.

Financial highlights

InvestEd 80 Portfolio

	12/31/21	Year ended 12/31/20[4]
Net asset value, beginning of period	$10.83	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.26	0.09
Net realized and unrealized gain (loss)	1.42	0.74
Total from investment operations	1.68	0.83
Less dividends and distributions from:
Net investment income	(0.11)	-
Net realized gain	(0.26)	-
Total dividends and distributions	(0.37)	-
Net asset value, end of period	$12.14	$10.83
Total return[2]	15.61%	8.30%
Ratios and supplemental data:
Net assets, end of period (in millions)	$16	$17
Ratio of expenses to average net assets[3]	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	2.20%	2.65%	[5]
Portfolio turnover	35%	9%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 1, 2020 (commencement of operations of the Portfolio) through December 31, 2020.
[5]	Annualized.

InvestEd 70 Portfolio

	12/31/21	12/31/20	12/31/19	12/31/18	Year ended 12/31/17
Net asset value, beginning of period	$12.40	$11.53	$10.19	$12.61	$10.80
Income (loss) from investment operations:
Net investment income[1]	0.29	0.15	0.20	0.20	0.10
Net realized and unrealized gain (loss)	1.38	1.42	1.95	(0.93)	2.26
Total from investment operations	1.67	1.57	2.15	(0.73)	2.36
Less dividends and distributions from:
Net investment income	(0.18)	(0.24)	(0.22)	(0.12)	(0.01)
Net realized gain	(0.78)	(0.46)	(0.59)	(1.57)	(0.54)
Total dividends and distributions	(0.96)	(0.70)	(0.81)	(1.69)	(0.55)
Net asset value, end of period	$13.11	$12.40	$11.53	$10.19	$12.61
Total return[2]	13.58%	13.71%	21.21%	-5.85%	21.84%
Ratios and supplemental data:
Net assets, end of period (in millions)	$120	$115	$116	$115	$137
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	2.19%	1.29%	1.78%	1.59%	0.84%
Portfolio turnover	18%	56%	16%	34%	116%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.

Financial highlights

InvestEd 60 Portfolio

	12/31/21	12/31/20	12/31/19	12/31/18	Year ended 12/31/17
Net asset value, beginning of period	$11.12	$10.53	$9.38	$11.65	$10.76
Income (loss) from investment operations:
Net investment income[1]	0.24	0.15	0.20	0.21	0.10
Net realized and unrealized gain (loss)	1.03	1.18	1.48	(0.72)	1.68
Total from investment operations	1.27	1.33	1.68	(0.51)	1.78
Less dividends and distributions from:
Net investment income	(0.21)	(0.29)	(0.19)	(0.18)	(0.13)
Net realized gain	(0.86)	(0.45)	(0.34)	(1.58)	(0.76)
Total dividends and distributions	(1.07)	(0.74)	(0.53)	(1.76)	(0.89)
Net asset value, end of period	$11.32	$11.12	$10.53	$9.38	$11.65
Total return[2]	11.58%	12.66%	18.00%	-4.41%	16.60%
Ratios and supplemental data:
Net assets, end of period (in millions)	$62	$64	$83	$76	$82
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	2.04%	1.45%	1.93%	1.79%	0.86%
Portfolio turnover	25%	40%	18%	39%	73%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.

InvestEd 50 Portfolio

	12/31/21	Year ended 12/31/20[4]
Net asset value, beginning of period	$10.53	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.23	0.10
Net realized and unrealized gain (loss)	0.76	0.43
Total from investment operations	0.99	0.53
Less dividends and distributions from:
Net investment income	(0.11)	-
Net realized gain	(0.14)	-
Total dividends and distributions	(0.25)	-
Net asset value, end of period	$11.27	$10.53
Total return[2]	9.43%	5.30%
Ratios and supplemental data:
Net assets, end of period (in millions)	$36	$35
Ratio of expenses to average net assets[3]	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	2.05%	2.94%	[5]
Portfolio turnover	31%	2%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 1, 2020 (commencement of operations of the Portfolio) through December 31, 2020.
[5]	Annualized.

Financial highlights

InvestEd 40 Portfolio

	12/31/21	12/31/20	12/31/19	12/31/18	Year ended 12/31/17
Net asset value, beginning of period	$11.90	$11.37	$10.19	$10.68	$10.16
Income (loss) from investment operations:
Net investment income[1]	0.24	0.19	0.23	0.21	0.15
Net realized and unrealized gain (loss)	0.63	0.97	1.19	(0.48)	0.75
Total from investment operations	0.87	1.16	1.42	(0.27)	0.90
Less dividends and distributions from:
Net investment income	(0.26)	(0.36)	(0.24)	(0.22)	(0.14)
Net realized gain	(0.82)	(0.27)	-	-	(0.24)
Total dividends and distributions	(1.08)	(0.63)	(0.24)	(0.22)	(0.38)
Net asset value, end of period	$11.69	$11.90	$11.37	$10.19	$10.68
Total return[2]	7.40%	10.29%	13.92%	-2.52%	8.82%
Ratios and supplemental data:
Net assets, end of period (in millions)	$57	$56	$81	$75	$88
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[3]	1.94%	1.67%	2.05%	1.98%	1.45%
Portfolio turnover	29%	35%	16%	43%	110%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.

InvestEd 30 Portfolio

	12/31/21	Year ended 12/31/20[4]
Net asset value, beginning of period	$10.33	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.19	0.09
Net realized and unrealized gain (loss)	0.35	0.24
Total from investment operations	0.54	0.33
Less dividends and distributions from:
Net investment income	(0.11)	-
Net realized gain	(0.10)	-
Total dividends and distributions	(0.21)	-
Net asset value, end of period	$10.66	$10.33
Total return[2]	5.20%	3.30%
Ratios and supplemental data:
Net assets, end of period (in millions)	$48	$47
Ratio of expenses to average net assets[3]	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	1.83%	2.78%	[5]
Portfolio turnover	28%	7%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 1, 2020 (commencement of operations of the Portfolio) through December 31, 2020.
[5]	Annualized.

Financial highlights

InvestEd 20 Portfolio

	12/31/21	12/31/20	12/31/19	12/31/18	Year ended 12/31/17[4]
Net asset value, beginning of period	$10.73	$10.63	$9.90	$10.16	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.17	0.18	0.22	0.21	0.07
Net realized and unrealized gain (loss)	0.19	0.61	0.81	(0.35)	0.09
Total from investment operations	0.36	0.79	1.03	(0.14)	0.16
Less dividends and distributions from:
Net investment income	(0.29)	(0.40)	(0.20)	(0.07)	-
Net realized gain	(0.98)	(0.29)	(0.10)	(0.05)	-
Total dividends and distributions	(1.27)	(0.69)	(0.30)	(0.12)	-
Net asset value, end of period	$9.82	$10.73	$10.63	$9.90	$10.16
Total return[2]	3.46%	7.49%	10.47%	-1.32%	1.60%
Ratios and supplemental data:
Net assets, end of period (in millions)	$60	$63	$113	$100	$97
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	1.60%	1.65%	2.06%	2.08%	2.40%	[5]
Portfolio turnover	22%	28%	14%	42%	19%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 18, 2017 (commencement of operations of the Portfolio) through December 31, 2017.
[5]	Annualized.

InvestEd 10 Portfolio

	12/31/21	Year ended 12/31/20[4]
Net asset value, beginning of period	$10.12	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.15	0.08
Net realized and unrealized gain (loss)	(0.02)	0.04
Total from investment operations	0.13	0.12
Less dividends and distributions from:
Net investment income	(0.08)	-
Net realized gain	(0.04)	-
Total dividends and distributions	(0.12)	-
Net asset value, end of period	$10.13	$10.12
Total return[2]	1.32%	1.20%
Ratios and supplemental data:
Net assets, end of period (in millions)	$50	$47
Ratio of expenses to average net assets[3]	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	1.46%	2.39%	[5]
Portfolio turnover	35%	6%

[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 1, 2020 (commencement of operations of the Portfolio) through December 31, 2020.
[5]	Annualized.

Financial highlights

InvestEd 0 Portfolio

	12/31/21	12/31/20	12/31/19	12/31/18	Year ended 12/31/17[4]
Net asset value, beginning of period	$10.41	$10.27	$10.01	$10.00	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.12	0.17	0.21	0.20	0.06
Net realized and unrealized gain (loss)	(0.21)	0.24	0.23	(0.13)	(0.06)
Total from investment operations	(0.09)	0.41	0.44	0.07	0.00*
Less dividends and distributions from:
Net investment income	(0.18)	(0.25)	(0.18)	(0.06)	-
Net realized gain	(0.22)	(0.02)	-	-	-
Total dividends and distributions	(0.40)	(0.27)	(0.18)	(0.06)	-
Net asset value, end of period	$9.92	$10.41	$10.27	$10.01	$10.00
Total return[2]	-0.90%	3.91%	4.39%	0.68%	-
Ratios and supplemental data:
Net assets, end of period (in millions)	$49	$44	$52	$47	$44
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%	[5]
Ratio of net investment income to average net assets[3]	1.14%	1.63%	2.08%	1.99%	1.96%	[5]
Portfolio turnover	43%	69%	27%	75%	23%

*	Not shown due to rounding.
[1]	Based on average weekly shares outstanding.
[2]	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
[3]	Does not include expenses of underlying Delaware Ivy Funds in which the Portfolios invest.
[4]	For the period from September 18, 2017 (commencement of operations of the Portfolio) through December 31, 2017.
[5]	Annualized.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a portfolios' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a portfolio. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a portfolios' portfolio, less any liabilities, that are attributable to that class of the portfolio.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a portfolio pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a portfolios' portfolio. A turnover rate of 100% would occur if, for example, a portfolio bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Additional information

Contact information

Delaware Distributors, L.P.

6301 Glenwood Street

Overland Park, Kansas 66202

913 236-2000

888 923-3355

Additional information about the Portfolios' investments is available in their annual and semiannual shareholder reports. In the Portfolios' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the period covered by the report. You can find more information about the Portfolios in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To request a copy of a Portfolio's current SAI or copies of its most recent Annual and Semiannual Reports, without charge, or for other inquiries, contact the Portfolio or Delaware Distributors, L.P. at the address and telephone number above. Copies of the SAI, Annual and/or Semiannual Reports also may be requested via e-mail at prospectus.request@waddell.com and are available, without charge, at delawarefunds.com. Information about the Portfolios (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

Investment Company Act number: 811-10431

EDPRO (04-22)

Statement of Additional Information

InvestEd Portfolios

Ticker
InvestEd 90 Portfolio	WAGPX
InvestEd 80 Portfolio	WAAJX
InvestEd 70 Portfolio	WAGRX
InvestEd 60 Portfolio	WBLAX
InvestEd 50 Portfolio	WAAHX
InvestEd 40 Portfolio	WICAX
InvestEd 30 Portfolio	WAAGX
InvestEd 20 Portfolio	WICPX
InvestEd 10 Portfolio	WAAFX
InvestEd 0 Portfolio	WFXPX

April 29, 2022

6301 Glenwood Street, Overland Park, KS 66202

For a Prospectus, Performance, and Information on Existing Accounts: 913 236-2000

Toll Free: 888 923-3355

InvestEd Portfolios (the “Trust”) is an open-end management investment company that currently consists of 10 separate series (each, a “Portfolio” and collectively, the “Portfolios”) listed above. This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectus (the “Prospectus”), dated April 29, 2022, as it may be amended from time to time.

This SAI should be read in conjunction with the Prospectus. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus.

The Prospectus may be obtained through our website at ivyinvestments.com; by writing or calling your financial advisor; or by contacting the Portfolios' distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address, or by calling the above phone numbers. The Portfolios' financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from the Portfolio's annual report (“Annual Report”) into this SAI. An Annual Report can be obtained, without charge, by calling 888 923-3355. Copies of the Annual and/or Semiannual Reports also are available at delawarefunds.com/literature.

EDSAI (04-22)

EDSAI (04-22)

2

Organization and Classification

This SAI describes the Portfolios, which are series of the Trust. The Portfolios' investment manager is Delaware Management Company (the “Manager” or “DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) (a Delaware statutory trust). Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) serve as a sub-advisor to the Portfolios as described under “Investment Manager and Other Service Providers.”

Organization

The Trust was organized as a Delaware statutory trust on January 15, 2009, and is the successor to Waddell & Reed InvestEd Portfolios, Inc., a Maryland corporation organized on May 23, 2001 (Corporation), pursuant to a reorganization on April 30, 2009. The Trust is composed of ten series - InvestEd 90 Portfolio, InvestEd 80 Portfolio, InvestEd 70 Portfolio, InvestEd 60 Portfolio, InvestEd 50 Portfolio, InvestEd 40 Portfolio, InvestEd 30 Portfolio, InvestEd 20 Portfolio, InvestEd 10 Portfolio and InvestEd 0 Portfolio (each, a Portfolio, and, collectively, the Portfolios).

Each of InvestEd 70 Portfolio, InvestEd 60 Portfolio and InvestEd 40 Portfolio is a successor to a corresponding series of the Corporation.

Effective September 1, 2020, the following Portfolios changed their names as follows: InvestEd Aggressive Portfolio changed its name to InvestEd 90 Portfolio; InvestEd Growth Portfolio changed its name to InvestEd 70 Portfolio; InvestEd Balanced Portfolio changed its name to InvestEd 60 Portfolio; InvestEd Conservative Portfolio changed its name to InvestEd 40 Portfolio; InvestEd Income Portfolio changed its name to InvestEd 20 Portfolio; and InvestEd Fixed Income Portfolio changed its name to InvestEd 0 Portfolio.

On April 30, 2021, each Portfolio (hereinafter, the Portfolios along with the other legacy Ivy Funds are referred to as “Transaction Funds” to differentiate them from the other Delaware Funds by Macquarie, the “non-Transaction Funds”) became part of Delaware Funds by Macquarie in conjunction with a transaction whereby Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited's US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the prior investment adviser of the Trust (the “Transaction”).

Classification

Each Portfolio is an open-end management investment company and a series of the Trust.

Each of the Portfolios is “diversified” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, is required to meet certain diversification requirements under the 1940 Act that may limit its investments. Such requirements are set forth under Nonfundamental Investment Restrictions—Diversification below. A Portfolio may not change from “diversified” to “nondiversified” without shareholder approval.

Investment Objective, Restrictions, and Policies

Investment Objective

Each Portfolios' investment objective is described in the Prospectus.

Fundamental Investment Restrictions

The following fundamental investment restrictions cannot be changed for a Portfolio without the affirmative vote of the lesser of (a) more than 50% of the outstanding voting securities of the Portfolio or (b) 67% or more of the voting securities of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding voting securities are present at the meeting in person or by proxy. Each Portfolio:

1. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its total assets in securities of issuers in any one industry.

2. May not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. May make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. May not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. May not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Portfolio from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

EDSAI (04-22)

3

Investment Objective, Restrictions, and Policies

6. May not engage in the business of underwriting securities except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (1933 Act) in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Non-Fundamental Investment Restrictions

The following investment restrictions are non-fundamental (sometimes referred to as “operating policies”) and may be changed by the Board without shareholder approval:

1. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, each Portfolio may not with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

2. Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

In accordance with a Portfolio's investment program as set forth in the Prospectus, a Portfolio may invest more than 25% of its net assets in any one affiliated underlying fund.

If a percentage restriction is adhered to at the time of an investment transaction, a later increase or decrease in the percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

Notwithstanding the foregoing investment limitations, the Portfolios may invest in affiliated underlying funds that have adopted investment limitations that may be more or less restrictive than those listed above. Therefore, the Portfolios may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. However, the current group of affiliated underlying funds do not engage in investment strategies that are of a nature as those prohibited under the investment limitations listed above. The investment restrictions and other investment policies of each affiliated underlying fund are described in its prospectus and SAI, a copy of which may be obtained by writing to Delaware Distributors, L.P. (the “Distributor”), 6301 Glenwood Street,

Overland Park, KS 66202, telephoning the Distributor at (888) 923-3355, or by e-mail at prospectus.request@waddell.com. Additionally, the Prospectus, SAI and Annual Reports for each of the affiliated underlying funds and for the Portfolios are available at delawarefunds.com/literature. Information on the unaffiliated underlying funds is available in those funds' respective registration statements.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Portfolios' respective investment objective. The Portfolios are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Portfolios' respective investment objective. The Portfolios will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Portfolios' respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Portfolios' portfolio. A turnover rate of 100% would occur, for example, if all of a Portfolios' investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Portfolios' shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Portfolio may hold securities for any period of time.

For the fiscal years ended December 31, 2020 and 2021, the Portfolios' portfolio turnover rates were as follows:

Portfolio	2020	2021
InvestEd 90 Portfolio	65%	33%
InvestEd 80 Portfolio	9%	35%
InvestEd 70 Portfolio	56%	18%
InvestEd 60 Portfolio	40%	25%
InvestEd 50 Portfolio	2%	31%
InvestEd 40 Portfolio	35%	29%
InvestEd 30 Portfolio	7%	28%
InvestEd 20 Portfolio	28%	22%
InvestEd 10 Portfolio	6%	35%
InvestEd 0 Portfolio	69%	43%

EDSAI (04-22)

4

Investment Strategies and Risks

The Portfolios' investment objectives, strategies, and risks are described in the Prospectus. Certain additional information is provided below. The following discussion supplements the description of the Portfolios' investment strategies and risks that are included in the Prospectus. The Portfolios' investment strategies are nonfundamental and may be changed without shareholder approval.

Portfolio Investments

Each Portfolio invests primarily in a combination of the underlying funds, as described in the Prospectus. For purposes of the “Investment Strategies and Risks” and “Disclosure of Portfolio Holdings Information” sections, a reference to a Portfolio or the Portfolios may also include the underlying funds in which the Portfolios invest. Beyond such investments, each Portfolio may invest in the securities and instruments set forth below:

Other Direct Investments

Each Portfolio may invest directly in securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements. Under normal circumstances, each Portfolio anticipates investments in these securities and instruments to be minimal.

US Government Securities. US government securities include direct debt obligations of the Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities (collectively, US government securities). US government securities may be backed by the full faith and credit of the US government or supported primarily, or solely, by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets. US government securities are described in greater detail in the section entitled Investment Strategies, Policies and Practices of the Affiliated Underlying Funds.

Money Market Instruments. Money market instruments are short-term debt obligations and similar securities that include: (1) short-term securities issued or guaranteed as to interest and principal by the US government or one of its agencies or instrumentalities; (2) short-term debt obligations of US banks, savings and loan associations, insurance companies and mortgage bankers; (3) commercial paper and other short-term obligations of corporations, partnerships (including limited liability companies), trusts and similar entities; and (4) repurchase agreements regarding any of the foregoing. Money market instruments may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. In addition, each Portfolio may hold cash and may invest in participation interests in the money market securities mentioned above.

Repurchase Agreements. A Portfolio may purchase securities subject to repurchase agreements. A repurchase agreement is an instrument under which the Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of the repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within 1 to 5 days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Portfolio's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the Investment Company Act of 1940, as amended (1940 Act), is and, during the entire term of the agreement will remain, at least equal to the value of the loan, including the accrued interest earned thereon. It is the position of the US Securities and Exchange Commission (SEC) that repurchase agreements are deemed to be loans. Repurchase agreements are entered into only with those entities approved by the Manager.

Exchange-Traded Funds. The unaffiliated underlying funds in which the Portfolios may invest generally will be ETFs. Their shares represent a beneficial interest in a trust, or series of a trust, that typically holds a proportionate amount of shares of all stocks included in a relevant underlying index. Since most ETFs are a type of investment company, the Portfolios' purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies. However, each Portfolio may invest in investment companies, including ETFs, in excess of limitations that the 1940 Act imposes on investments in other investment companies, in reliance on SEC exemptive orders obtained by such investment companies. Investments in an ETF that is a RIC (i.e., open-end mutual fund) generally present the same primary risks as investments in a conventional open-end mutual fund that is not exchange-traded. In particular, as a shareholder in an unaffiliated ETF, a Portfolio will bear its pro rata share of that ETF's expenses; therefore, if a Portfolio acquires shares of an ETF, the Portfolio's shareholders would bear both their proportionate share of expenses of the Portfolio and, indirectly, the expenses of such ETF. ETFs are described in greater detail in the section entitled Investment Strategies, Policies and Practices of the Affiliated Underlying Funds.

Illiquid Securities. Each Portfolio may invest up to 15% of its net assets in illiquid securities, although the Portfolios intend to use this authorization only in connection with their investment of cash reserves in short-term securities. The term illiquid securities for this purpose means securities that cannot reasonably be sold or disposed of under current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. More information about illiquid securities is provided in Investment Strategies, Policies and Practices of the Affiliated Underlying Funds.

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Investment Strategies and Risks

The following disclosure contains information about the investment strategies and policies that the Manager of the affiliated underlying funds may employ and the types of instruments in which an affiliated underlying fund may invest, in pursuit of its objective(s). References to “underlying funds” in this section mean the affiliated underlying funds in the Delaware Funds complex. More information about the unaffiliated underlying funds is set forth in those funds' respective registration statements.

Indexing—General

Certain of the underlying funds are “index funds.” Unlike an “actively-managed” fund that utilizes active investment management strategies to meet its investment objective, an index fund employs a passive approach to investing that is designed to track the performance, before fees and expenses, of an underlying index. Each underlying index fund has a policy to seek investment results that correspond to the investment results of an index. Each such underlying index fund pursues its investment objective of correlating with such index regardless of market conditions, to attempt to remain nearly fully invested and not to take defensive positions.

There is no guarantee or assurance that the methodology used to create any index will result in an underlying index fund achieving high, or even positive, returns. Any index may underperform more traditional indices. In turn, the underlying index fund could lose value while other indices or measures of market performance increase in level or performance. In addition, each such underlying index fund may be subject to the risk that an index provider may not follow its stated methodology for determining the level of the index and/or achieve the index provider's intended performance objective.

An underlying index fund may consider changing its index at any time, including if, for example: the current index becomes unavailable; the board of trustees of the underlying fund believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or the financial or economic environment makes it difficult for such underlying index fund's investment results to correspond sufficiently to its current index. There can be no assurance that an underlying index fund will achieve its objective.

ProShare Advisors LLC (ProShare Advisors), who serves as a sub-advisor to certain underlying index funds, and the Manager use a mathematical approach to investing. Using this approach, ProShare Advisors and the Manager determine the type, quantity and mix of investment positions that an underlying index fund should hold to approximate the performance of its respective index. An underlying index fund may invest in or gain exposure to only a representative sample of the securities in its index or to securities not contained in the index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the index. ProShare Advisors and the Manager do not invest the assets of the underlying index funds in securities or financial instruments based on the Manager's view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of such underlying index funds. Each underlying index fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to its respective index without regard to market conditions, trends or direction.

Several factors may affect such underlying index fund's ability to achieve a high degree of correlation with its benchmark. Among these factors are: (1) an underlying index fund's fees and expenses, including brokerage (which may be increased by high portfolio turnover) and the costs associated with the use of derivatives; (2) less than all of the securities underlying an underlying index fund's benchmark being held by the underlying index fund and/or securities not included in its benchmark being held by an underlying index fund; (3) an imperfect correlation between the performance of instruments held by an underlying index fund, such as futures contracts, and the performance of the underlying securities in a benchmark; (4) holding instruments traded in a market that has become illiquid or disrupted; (5) changes to the benchmark that are not disseminated in advance; (6) the need to conform an underlying index fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (7) limit up or limit down trading halts on options or futures contracts which may prevent an underlying index fund from purchasing or selling options or futures contracts; (8) early and unanticipated closings of the markets on which the holdings of an underlying index fund trade, resulting in the inability of the underlying index fund to execute intended portfolio transactions; and (9) fluctuations in currency exchange rates.

Securities—General

The main types of securities in which an underlying fund may invest, subject to its investment policies and restrictions, include common stocks, preferred stocks, debt securities, and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which an underlying fund invests may include preferred stock that converts into common stock. An underlying fund also may invest in preferred stocks rated in any rating category of the nationally recognized statistical rating organizations (NRSROs) or unrated preferred stocks, subject to the investment policies and restrictions of the underlying fund. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, debt securities with longer maturities generally are more sensitive to interest rate changes than debt securities with shorter maturities.

Subject to its investment policies and restrictions, an underlying fund may, when investing in equity securities, concentrate its investments in a certain style of security (e.g., growth or value stocks), company size (e.g., small-cap, mid-cap or large-cap stocks), or industry or sector (e.g., consumer discretionary, industrials or information technology, among others). Such investment strategies and/or category of equity securities may fall out of favor with investors and underperform the market as a whole over any period of time. There can be no guarantee such strategy will be successful.

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In addition, an underlying fund's investment strategy, as disclosed in its prospectus, may include typically holding a limited number of stocks. In such circumstances, the appreciation or depreciation of any one security held by an underlying fund may have a greater impact on the fund than it would if the fund invested in a larger number of securities.

Subject to its investment policies and restrictions, an underlying fund may invest in stocks that commonly pay dividends. Such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that an issuer will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors.

As part of their equity investments, certain underlying funds may utilize investment strategies that seek to identify current trends, catalysts or themes in its equity investments. The Manager may consider various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, the Manager generally seeks to invest an underlying fund in what it believes are dominant companies that will benefit from these trends or themes; including companies that the Manager believes have long-term earnings potential that exceeds market expectations. However, such underlying fund's performance may suffer if the Manager does not correctly identify such themes or if such themes develop in unanticipated ways, or if certain catalysts do not occur or the market reacts differently than expected to such catalysts.

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in debt securities rated in any rating category of the NRSROs, including securities rated in the lowest category (securities rated D by S&P Global Ratings, a division of S&P Global, Inc. (S&P) or comparably rated by another NRSRO). Debt securities rated D by S&P or comparably rated by another NRSRO are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB- by S&P or comparably rated by another NRSRO are considered to be investment grade debt securities; however, securities rated BBB- or comparably rated by another NRSRO may have speculative characteristics and involve greater risk of default or price changes. In addition, an underlying fund will treat unrated securities determined by the Manager to be of comparable quality to a rated security as having that rating. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (e.g., BBB by S&P and a higher or lower rating by another NRSRO), it is the general policy of each underlying fund to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used.

While credit ratings are only one factor the Manager relies on in evaluating high-yield (low-rated) debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and an underlying fund may retain a portfolio security whose rating has been changed. In addition, a credit rating may become stale in that it fails to reflect changes in an issuer's financial condition. Credit ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. See Appendix A to this SAI for a description of these ratings.

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security (commonly called “equity-linked debt securities”). The issuer of such debt securities is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and also may be influenced by interest rate changes. In addition, although equity-linked debt securities typically are adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities also are subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Debt securities may be unsecured and structurally or contractually subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. Moreover, such debt investments may not be protected by financial covenants or limitations upon additional indebtedness. Other factors may materially and adversely affect the market price and yield of such debt investments, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. Subject to its investment policies and restrictions, certain of the debt instruments in which an underlying fund may invest may have speculative characteristics. Debt securities may be subject to credit risk, duration risk, extension risk, income risk, interest rate risk, liquidity risk and reinvestment risk, among other risks.

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

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Investment Strategies and Risks

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by an underlying fund is called for redemption, such underlying fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities typically are issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the ability of an underlying fund to achieve its investment objective(s).

Subject to its investment policies and restrictions, an underlying fund also may invest in contingent convertible securities (CoCos). CoCos are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers generally are linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution's continued viability as a going concern. CoCos' unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

•
Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

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Subordinated instruments. CoCos, in the majority of circumstances, will be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the underlying funds, against the issuer in respect of or arising under the terms of the CoCos generally shall rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer's underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

•
Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) also may invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined 1 or 2 trading days prior to the date notice of redemption is given. The issuer also must pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock also is subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by an underlying fund.

Specific Securities and Investment Practices

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each underlying fund may invest in time deposits in banks or savings and loan associations. Time deposits generally are similar to certificates of deposit, but are uncertificated. Each underlying fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) US banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) US banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of the Manager, of an investment quality comparable to other debt securities which may be purchased by the underlying fund. Each underlying fund's investments in certificates of deposit of savings associations are limited to obligations of federal or state-chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits

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are not marketable, and an underlying fund may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within 7 days after demand.

Borrowing

Each of the underlying funds may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Proceeds from borrowings will be used for temporary, extraordinary or emergency purposes, including temporary purposes associated with the Interfund Lending Program discussed above. Interest on money borrowed is an expense an underlying fund would not otherwise incur, and as a result, it may have reduced net investment income during periods of outstanding borrowings. If an underlying fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Credit-Linked Notes

Subject to its investment policies and restrictions, an underlying fund may invest in credit-linked notes. A credit-linked note is a structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest, as well as payment of principal upon maturity. The value of the periodic payments and the principal amount payable upon maturity are tied (positively or negatively) to a reference asset, such as an index, government bond, interest rate or currency exchange rate. The ongoing payments and principal upon maturity typically will increase or decrease depending on increases or decreases in the value of the reference asset. A credit-linked note typically is issued by a limited purpose trust or other vehicle and is a direct obligation of the issuing entity. The limited purpose trust or other vehicle, in turn, invests in bonds or a derivative or basket of derivative instruments, such as credit default swaps, interest rate swaps and/or other securities, to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity's receipt of payments on its underlying investment. If the underlying investment defaults, the periodic payments and principal received by the underlying funds will be reduced or eliminated. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. Generally, investors in credit-linked notes assume the risk of default by the issuer and the reference entity in return for a potentially higher yield on their investment or access to an investment that they could not otherwise obtain. In the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate generally is less than an underlying fund's initial investment, and the underlying fund may lose money.

Exchange-Traded Funds (ETFs)

Subject to its investment policies and restrictions, and only to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in ETFs for various purposes, which may or may not be a regulated investment company (RIC) (i.e., open-end mutual fund). For example, an underlying fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and “Dow Industrial Diamonds,” which track the Dow Jones Industrial Average, or in ETFs that track other indexes; provided that such investments are consistent with the underlying fund's investment objective(s) as determined by the Manager. Each of these securities represents shares of beneficial interest in a trust, or series of a trust, that typically holds a proportionate amount of shares of all stocks included in the relevant underlying index. Since most ETFs are a type of investment company, an underlying fund's purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies. However, the Portfolios may invest directly in unaffiliated ETFs in excess of limitations imposed by the 1940 Act.

An ETF's shares have a market price that approximates the NAV of the ETF's portfolio, which generally is designed to track the designated index or the NAV of the underlying basket of securities, currencies and/or commodities or commodities futures, as applicable. Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. ETF shares are exchange-traded and as with other equity transactions, brokers charge a commission in connection with the purchase of shares of ETFs. In addition, an asset management fee is charged against the assets of an ETF (which is charged in addition to the investment management fee paid by an underlying fund).

Trading costs for ETFs can be higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a relatively quick and convenient method of using an underlying fund's assets to track the return of a particular stock index.

Investments in an ETF that is a RIC (i.e., open-end mutual fund) generally present the same primary risks as investments in a conventional open-end mutual fund that is not exchange-traded. The price of an ETF can fluctuate, and an underlying fund could lose money investing in an ETF. ETFs that track an index may be unable to match the performance of such underlying index due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF's shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Securities and Currencies

Foreign Securities. Subject to its investment policies and restrictions, an underlying fund may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are US dollar-denominated receipts typically issued by a US bank representing ownership of a specific number of shares

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Investment Strategies and Risks

in a non-US corporation. ADRs are quoted and traded in US dollars in the US securities market. An ADR is sponsored if the original issuing company has selected a single US bank to serve as its US depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs also must provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on US stock exchanges. Unsponsored ADRs typically are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for US stock exchange listings, and they generally do not include voting rights.

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-US investors and traders in non-US markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by US and non-US investors and traders.

The Manager believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the US economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies also may differ favorably or unfavorably from US companies in the same industry. Foreign currencies may be stronger or weaker than the US dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the US dollar.

The Manager believes that an underlying fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in US investments. Foreign securities markets generally have less trading volume and less liquidity than US markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to US companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, generally are higher than for US investments.

Foreign markets may offer less protection to investors than US markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that an underlying fund holds material positions in such suspended securities, the underlying fund's ability to liquidate its positions or provide liquidity to investors may be compromised and the underlying fund could incur significant losses.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of US investors, including: the possibility of expropriation or nationalization of assets; confiscatory taxation; restrictions on US investment or on the ability to repatriate assets or convert currency into US dollars (which also may affect the liquidity of such investments), such as those applicable to certain investments in China; or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to US persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of an underlying fund's investment policies and restrictions regarding foreign securities is the issuer's country of domicile, as indicated by a third-party source (e.g., Bloomberg L.P.). However, in certain identified circumstances, a different country designation may be warranted. For example, an issuer's country designation could be changed if (i) the issuer derived at least 50% of its revenues or profits in a country other than the country of domicile; (ii) the issuer has at least 50% of its assets in a country other than the country of domicile; or (iii) the issuer's stock (security) principally is traded (based on total volume traded) in a country other than the country of domicile, provided the issuer does not have more than 50% of its revenues/profits or assets sourced in a single country.

Investments in obligations of US branches of foreign banks will be considered US securities if the Manager has determined that the nature and extent of federal and state regulation and supervision of the branch in question are substantially equivalent to federal or state-chartered US banks doing business in the same jurisdiction.

Foreign Currencies. Subject to its investment policies and restrictions, an underlying fund may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. An underlying fund may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

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Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may hold funds temporarily in bank deposits in foreign currencies during the completion of investment programs and may purchase and sell forward foreign currency contracts. Because of these factors, the value of the assets of an underlying fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and an underlying fund may incur costs in connection with conversions between various currencies. Although an underlying fund's custodian values the underlying fund's assets daily in terms of US dollars, the underlying fund does not intend to convert its holdings of foreign currencies into US dollars on a daily basis, and for certain investments, there may be restrictions imposed by a foreign government on the conversion of its currency to US dollars (or other currencies). Generally, however, an underlying fund will convert its holdings of foreign currencies into US dollars, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies, which can include other transaction costs. Thus, a dealer may offer to sell a foreign currency to an underlying fund at one rate, while offering a lesser rate of exchange should the underlying fund desire to resell that currency to the dealer. An underlying fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. For more information regarding an underlying fund's use of forward contracts to purchase or sell foreign currencies, see Options, Futures and Other Derivatives Strategies — Forward Currency Contracts.

Because an underlying fund may invest in both US and foreign securities markets, subject to its investment policies and restrictions, changes in the underlying fund's share price may have a low correlation with movements in US markets. Each underlying fund's share price will reflect the movements of the different markets in which it invests (both US and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the US dollar against foreign currencies may account for part of an underlying fund's investment performance. US and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which an underlying fund's assets are denominated may be devalued against the US dollar, resulting in a loss to the underlying fund.

An underlying fund usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the underlying fund converts assets from one currency to another. Further, an underlying fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, an underlying fund must convert that value, as denominated in its foreign currency, into US dollars using the applicable currency exchange rate. The exchange rate represents the current price of a US dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one US dollar. If an underlying fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the underlying fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the US dollar subsequent to the date of purchase. In such a circumstance, the cost of a US dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing or emerging country is a nation that, in the Manager's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the UK, France, Germany, Italy, Japan and Canada. Developing and emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Some emerging market countries may be considered “frontier market” countries, which are characterized generally as having smaller economies and even less developed capital markets than typical emerging market countries. As a result, an underlying fund's exposure to risks associated with investing in emerging market countries are magnified when investing in frontier market countries.

Unless an underlying fund contains an alternative definition of an emerging market country in its prospectus, the Manager considers countries having developing or emerging markets to be all countries that generally are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing or emerging.

As noted above, the country designation for a security for purposes of an underlying fund's investment policies and restrictions regarding foreign securities is the issuer's country of domicile, as indicated by a third-party source (e.g., Bloomberg L.P.). Accordingly, a security would be considered issued by a developing or emerging market country if the issuer's country of domicile is a developing or emerging market country. However, in certain identified circumstances, a different country designation may be warranted under the following circumstances: (i) the issuer derived at least 50% of its revenues or profits in a country other than the country of domicile; (ii) the issuer has at least 50% of its assets in a country other than the country of domicile; or (iii) the issuer's stock (security) principally is traded (based on total volume traded) in a country other than the country of domicile, provided the issuer does not have more than 50% of its revenues/profits or assets sourced in a single country.

Some of the risks to which an underlying fund may be exposed by investing in securities of developing or emerging markets are: restrictions placed by the government of a developing or emerging country related to investment, currency exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing or emerging country's currency against the US dollar; unusual price volatility in a developing or emerging country's securities markets; government involvement in the private sector, including government ownership of companies in which the underlying fund may invest; limited information about a developing or emerging market; high levels of tax levied by developing or emerging countries on dividends, interest and realized capital gains; the greater likelihood that developing or emerging markets will experience more volatility in inflation rates than developed markets; the greater

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Investment Strategies and Risks

potential that securities purchased by the underlying fund in developing or emerging markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the underlying fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the US economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-US securities, including higher custodial fees than typical US custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in US markets; relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing or emerging countries; the fact that companies in developing or emerging countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of securities; and limitations on obtaining and enforcing judgments against non-US residents.

Sukuk. Foreign securities and emerging market securities include sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee. The issuer also makes a contractual promise to buy back the certificate at a future date at par value. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the underlying fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk. Issuers of sukuk may include international financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Rule 22e-4 under the 1940 Act provides that a Portfolio may not acquire an “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Rule 22e-4 defines an illiquid investment as an investment that cannot reasonably be sold or disposed of under current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board has adopted a liquidity risk management program on behalf of the Portfolios that is designed to comply with Rule 22e-4's requirements. The Board has delegated to an administrator the responsibility to oversee the program, whose duties include periodically reviewing the liquidity risk of the Portfolios and categorizing the Portfolios' investments into one of four liquidity classifications (as defined in Rule 22e-4) based on prescribed criteria, including the number of days in which the administrator reasonably expects the investment would be convertible to cash under current market conditions without significantly changing the market value of the investment. This classification process takes into account relevant market, trading and investment-specific considerations (the analysis upon which a security is convertible to cash and placed into a classification will not take into account days when exchanges in foreign markets are closed for scheduled holidays).

The Manager believes that, at times, it is in the best interest of an underlying fund to be able to invest in illiquid securities up to the maximum amount allowable under the underlying fund's investment restriction on illiquid investments. The Manager believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that are currently considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of bank loans and structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they often are deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Indexed Securities and Structured Notes

Each underlying fund may invest in structured notes or other indexed securities, subject to its operating policy regarding financial instruments and other applicable restrictions. An example of a “structured note” is a note that is tied to a basket of multiple indices in which an investor receives twice the gains of

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each index that rises, subject to a cap on the returns with proportionate losses if the index falls. An example of an “indexed security” is a security that guarantees a return higher than the rate of inflation if it is held to maturity (called inflation indexed security). Structured notes or other indexed securities are derivative debt instruments, the interest rate or principal of which is linked to securities, currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Most structured notes or other indexed securities are fixed-income securities that have maturities of three years or fewer. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the structured note or indexed security.

Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes and indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note and indexed security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes and indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes and indexed securities, the interest rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to an underlying fund.

The performance of structured notes and indexed securities depends to a great extent on the performance of the reference instrument to which they are indexed and also may be influenced by interest rate changes in the US and abroad. At the same time, structured notes and indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Structured notes and indexed securities may be more volatile than the reference instrument. Gold-indexed securities, for example, typically provide for maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than US dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The Manager will use its judgment in determining whether structured notes or indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of an underlying fund's investment allocations, depending on the individual characteristics of the securities. Certain structured notes and indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings (IPOs)

Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities also is difficult to acquire since they are new to the market and may not have lengthy operating histories. An underlying fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences (resulting from the recognition of net short-term capital gains, which are taxable to shareholders as ordinary income when distributed to them). The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of an underlying fund's holdings as the underlying fund's assets increase (and thus have a more limited effect on the underlying fund's performance).

Investment Company Securities

Each underlying fund (other than Delaware Ivy Government Money Market Fund) may purchase shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief and subject to its other investment policies and restrictions, except that each underlying fund in which a Portfolio invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. As a shareholder in an investment company, an underlying fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees; therefore, if an underlying fund acquires shares of an investment company, the underlying fund's shareholders would bear both their proportionate share of expenses of the underlying fund (including management and advisory fees) and, indirectly, the expenses of such investment company.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. Shares of closed-end investment companies also may trade at a discount to NAV, which means an underlying fund may have to sell shares at a price lower than their NAV per share. Additionally, closed-end investment company shares may be halted or delisted by the listing exchange. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities that some of the underlying funds otherwise permitted to invest in foreign securities otherwise would have to invest indirectly in certain developing markets. An underlying fund will incur brokerage costs when purchasing and selling shares of closed-end investment companies.

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Investment Strategies and Risks

Business Development Companies (BDCs). Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in shares of BDCs. BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private US businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC's performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.

Because BDCs typically invest in small and medium-sized companies, a BDC's portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC's volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which an underlying fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC's volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC's management to meet the BDC's investment objective and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, an underlying fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each underlying fund may lend portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities loaned). Under an underlying fund's securities lending procedures, the underlying fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Manager. The creditworthiness of entities to which an underlying fund makes loans of portfolio securities is monitored by the Manager throughout the term of the loan.

If an underlying fund lends securities, the borrower pays the underlying fund an amount equal to the dividends or interest on the securities that the underlying fund would have received if it had not loaned the securities. The underlying fund also receives additional compensation.

In addition, a borrower must collateralize any securities loans that it receives from an underlying fund in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the underlying fund must receive collateral equal to no less than 102% of the market value of the securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Under the present Guidelines, the collateral must consist of cash or US government securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. Such collateral will be marked-to-market daily, and if the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned). If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for an underlying fund to receive interest on the investment of the cash collateral or to receive interest on the US government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that an underlying fund may accept as collateral are agreements by banks (other than the borrowers of the underlying fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the underlying fund, while the letter is in effect, amounts demanded by the underlying fund if the demand meets the terms of the letter. The underlying fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the underlying fund's custodian bank) must be satisfactory to the Manager. The underlying fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the underlying fund within 5 business days after the underlying fund gives notice to do so. If the

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underlying fund loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The underlying fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If an underlying fund is not able to recover the securities loaned, the underlying fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, the underlying fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the underlying fund to greater market risk including losses on the collateral and, should the underlying fund need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

Investments in Chinese Securities

Certain of the underlying funds may invest in “A-shares” of certain Chinese companies through various “connect programs” with local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program with the Shanghai Stock Exchange or the Shenzhen-Hong Kong Stock Connect Program with the Shenzhen Stock Exchange or other similar programs (collectively these are referred to as Connect Programs).

Connect Programs serve to link local Chinese stock markets (such as those in Shanghai or Shenzhen) with the Hong Kong stock exchange. Under the Connect Programs, investors in Hong Kong and China can trade and settle shares listed on the other market via the exchange and clearing house in their home market. This means that international investors, who previously were prohibited from investing directly in A-shares on local Chinese exchanges, can access this market.

However, local rules apply, and listed companies that issue A-shares remain subject to the listing requirements in the Local market. This means that the Connect Programs are subject to quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict an underlying fund's ability to invest in China A-shares through the Connect Programs and to enter into or exit trades on a timely basis. Connect Programs can operate only when both markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a US trading day, an underlying fund may not be able to dispose of its China A-shares in a timely manner, which could adversely affect the underlying fund's performance. Only certain China A-shares are eligible to be accessed through the Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold, but could no longer be purchased through the Connect Programs. Because the Connect Programs are relatively new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. In addition, there is no assurance that the necessary systems required to operate the Connect Programs will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Connect Programs could be disrupted.

The Connect Programs are subject to regulations promulgated by regulatory authorities for participating exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact a Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. Because the relevant regulations are relatively new and untested, they are subject to change and there is no certainty as to how they will be applied. Investments in China A-shares may not be covered by the securities investor protection programs of a participating exchange and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository, the China Securities Depository and Clearing Corporation Limited (ChinaClear), defaulted, the Hong Kong Securities Clearing Company Limited, being the nominee under the Connect Program, has limited responsibility to assist clearing participants in pursuing claims against ChinaClear. Currently, there remains no precedent that the applicable courts in China would accept beneficial owners, rather than the nominee, under the Connect Program to pursue claims directly against ChinaClear in China. Therefore, an underlying fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. An underlying fund also may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security. An underlying fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Programs due to time constraints or for other operational reasons. Similarly, an underlying fund may not be able to appoint proxies or participate in shareholders' meetings due to current limitations on the use of multiple proxies in China.

Trades on these Connect Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, an underlying fund cannot sell the shares on that trading day. Currently, certain local custodians offer a “bundled brokerage/custodian” solution to address such requirements. However, such solution may limit the number of brokers that an underlying fund may use to execute trades. An enhanced model also has been implemented by the Hong Kong Stock Exchange, but there are operational and practical challenges for an investor to utilize such enhanced model. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If an underlying fund holds 5% or more of the total shares of a China A-share issuer, its

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Investment Strategies and Risks

profits may be subject to this limitation. In addition, it currently is not clear whether all accounts managed by the Manager and/or its affiliates will be aggregated for purposes of this limitation. If that is the case, it makes it more likely that an underlying fund's profits may be subject to this limitation.

Because all trades of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The value of the RMB may be subject to a high degree of fluctuation due to changes in interest rates, the imposition of currency controls, or the effects of monetary policies of China, other foreign governments, the United States, central banks or supranational entities. Furthermore, because dividends declared by an underlying fund will be declared in US dollars and underlying payments received by the underlying fund from the China A-shares will be made in RMB, fluctuations in exchange rates may adversely affect the dividends that the underlying fund would pay.

Also, investing in China carries certain political and economic risks. The value of an underlying fund's assets may be adversely affected by inadequate investor protection and changes in Chinese laws or regulations. The Chinese economy may differ favorably or unfavorably from the US economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade. The Chinese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, future government actions could have a significant effect on the country's economy, which could affect market conditions and prices and yields of China A-shares.

Loans and Other Direct Debt Instruments

Loans. Subject to its investment policies and restrictions, an underlying fund may purchase loan participations and/or loan assignments (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the underlying fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the underlying fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest also may limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, which are represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

An underlying fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by an underlying fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the underlying fund and would likely reduce the value of its assets, which would be reflected in a reduction in the underlying fund's NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which an underlying fund will invest, however, the Manager will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers.

The Manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans an underlying fund will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the underlying fund's credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which an underlying fund may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases,

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leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by an underlying fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. An underlying fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Manager believes are attractive arise.

Certain of the loans acquired by an underlying fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the underlying fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the underlying fund is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the underlying fund to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, the Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held by an underlying fund. Possession of such information may in some instances occur despite the Manager's efforts to avoid such possession, but in other instances, the Manager may choose to receive such information (e.g., in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Manager's ability to trade in these loans for the account of an underlying fund could potentially be limited by its possession of such information. Such limitations on the Manager's ability to trade could have an adverse effect on an underlying fund by, for example, preventing the underlying fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Manager may hold other securities issued by borrowers whose floating rate loans may be held by an underlying fund. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held by the underlying fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the Manager may owe conflicting fiduciary duties to the underlying fund and other client accounts. The Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Manager's client account collectively held only a single category of the issuer's securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Unlike publicly-traded common stocks which trade on national exchanges, there is no central place or exchange for loans to trade. Loans trade in an over-the-counter (OTC)market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than 7 days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding an underlying fund's ability to pay redemption proceeds within the allowable time periods stated in its prospectus.

Loan interests may not be considered “securities,” and a purchaser, such as an underlying fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

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Investment Strategies and Risks

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rate Loans. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates generally are the London Interbank Offered Rate (LIBOR), the Certificate of Deposit (CD) Rate of a designated US bank, the Prime Rate of a designated US bank, the federal funds rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or federal funds rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will depend primarily on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the federal funds rate will vary as market conditions change. Please see the “IBOR Transition Risk” for additional information regarding the transition away from the use of LIBOR.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.]

An underlying fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see Fundamental Investment Restrictions). For purposes of these restrictions, an underlying fund generally will treat the borrower as the “issuer” of indebtedness held by the underlying fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between an underlying fund and the borrower, if the participation interest does not shift to the underlying fund the direct debtor-creditor relationship with the borrower, an underlying fund, in appropriate circumstances, will treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict an underlying fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement also may contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) normally is an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Loan Originations. Delaware Ivy Strategic Income Fund may seek to originate loans, including, but not limited to, secured and unsecured notes, senior and second lien loans, mezzanine loans and other similar investments. When the underlying fund acts as an original lender, it may participate in structuring the loan. The underlying fund will retain all fees received in connection with originating or structuring the terms of any such investment. When the underlying fund is an original lender, it will have a direct contractual relationship with the borrower, may enforce compliance of the borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. Lenders typically also have full voting and consent rights

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under loan agreements. The underlying fund may subsequently offer such investments for sale to third parties, which could include certain other investment funds or separately managed accounts managed by the Manager; provided that there is no assurance that the underlying fund will complete the sale of such an investment.

The underlying fund does not intend to act as the agent or principal negotiator or administrator of a loan, except to the extent it might be considered to be the principal negotiator of a loan negotiated by the Manager on behalf of the underlying fund and/or one or more other registered investment companies managed by the Manager. The underlying fund generally will act as an original lender for a loan only if, among other things, the borrower can make timely payments on its loans and satisfy other standards established by the Manager. The Manager primarily relies on its own evaluation of the credit quality of such a borrower. As a result, the underlying fund is particularly dependent on those analytical abilities. Because of the nature of its investments, the underlying fund may be subject to allegations of lender liability and other claims. In addition, the Securities Act of 1933, as amended (the “Securities Act”), deems certain persons to be “underwriters” if they purchase a security from an issuer and later sell it to the public. Although it is not believed that the application of this Securities Act provision would cause the underlying fund to be engaged in the business of underwriting, a person who purchases an instrument from the underlying fund that was acquired by the underlying fund from the issuer of such instrument could allege otherwise. Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer's registration statement or prospectus.

Direct Debt Instruments. An underlying fund may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If an underlying fund does not receive scheduled interest or principal payments on such indebtedness, the underlying fund's share price and yield could be adversely affected. Loans that are fully secured offer the underlying fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the underlying fund. For example, if a loan is foreclosed, the underlying fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the underlying fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the underlying fund seeks to avoid situations where fraud or misrepresentation could adversely affect the underlying fund.

A loan often is administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the underlying fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the underlying fund were determined to be subject to the claims of the agent's general creditors, the underlying fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the underlying fund. Direct indebtedness purchased by the underlying fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the underlying fund to pay additional cash on demand. These commitments may have the effect of requiring the underlying fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The underlying fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the underlying fund. For example, if a loan is foreclosed, the underlying fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

An underlying fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, an underlying fund generally will treat the borrower as the issuer of indebtedness held by the underlying fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the underlying fund and the borrower, if the participation does not shift to the underlying fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the underlying fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the underlying fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Listed Private Equity Companies and Funds

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in securities of listed private equity companies and funds whose principal business is to invest in and lend capital to privately held companies. An underlying fund is subject to the underlying risks that affect the listed private equity companies and funds in which it invests. Generally, little public information exists for private companies, and there is a risk that the listed private equity companies and funds may not be able to make a fully informed investment decision. In addition,

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Investment Strategies and Risks

the listed private equity companies and funds may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized by the listed private equity companies and funds may be adversely impacted by the poor performance of a small number of investments, or even a single investment. An underlying fund's investment in listed private equity companies and funds subjects the underlying fund's shareholders indirectly to the fees and expenses incurred by such companies and funds. Listed private equity companies and funds may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.

Low-Rated Securities

Debt securities rated below the four highest categories (that is, below BBB- by S&P, for example) are not considered investment grade obligations and commonly are called “junk bonds” or “high yield”. These securities are predominately speculative and present more credit risk than investment grade obligations with respect to the issuer's continuing ability to meet principal and interest payments.

Low-rated debt securities (including unrated securities determined by the Manager to be of comparable quality) generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The market prices of these securities may fluctuate more than high-rated securities and may decline significantly in periods of general economic difficulty. In addition, the markets in which low-rated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish an underlying fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the underlying fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to higher-rated debt securities for which more external sources of quotations and last sale information are available. Similarly, analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of an underlying fund to achieve its investment objective may be more dependent upon such creditworthiness analysis than would be the case if the underlying fund were investing in higher-rated securities.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, an underlying fund may incur additional expenses to seek recovery and lose all or part of its investment.

Distressed Debt Securities. Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in distressed companies (generally, debt securities rated below CCC+ by S&P, for example) (or, if unrated, determined by the Manager to be of comparable quality) (generally referred to as Distressed Debt). Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. An underlying fund's investment in Distressed Debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.

Loan participations represent fractional interests in a company's indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, an underlying fund, in effect, steps into the shoes of the lender. Distressed Debt purchased by an underlying fund may be in the form of loans, notes or bonds. If the loan is secured, an underlying fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time an underlying fund invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying fund. Distressed Debt securities typically are unrated, lower-rated, in default or close to default. Also, Distressed Debt generally is more likely to become worth less than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact underlying fund performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security's maturity and reduce an underlying fund's return.

Debt securities rated below investment grade, and the type of Distressed Debt securities which an underlying fund may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more

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vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that an underlying fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, an underlying fund incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Master Limited Partnerships (MLPs) Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in MLPs. An MLP is a limited partnership (or similar entity, such as a limited liability company, that is classified as a partnership for federal tax purposes), the interests in which are publicly traded. MLP units generally are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs generally are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to federal or state income tax at the entity level, subject to the application of certain partnership audit rules. Annual income, gains, losses, deductions and credits of such an MLP pass through directly to its security holders. Distributions from an MLP, whether they are attributable to its annual net income that is passed through or consist in part of a return of the amount originally invested, would not be taxable, to the extent they do not exceed the investor's adjusted tax basis in its MLP interest. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors (e.g., owners of common units in an MLP may have limited voting rights and no ability to elect directors, trustees or other managers). Although unitholders of an MLP generally are limited in their liability, similar to a corporation's shareholders, an MLP's creditors typically have the right to seek the return of distributions made to the MLP's unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP's ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Net income from an interest in a “qualified publicly traded partnership” (QPTP), which many MLPs are treated as for federal tax purposes, is “qualifying income” for an entity (such as an underlying fund) that is a “regulated investment company” for these purposes (RIC). Please see the section entitled Taxation of the Portfolios for additional information regarding the tax consequences of a Portfolio investing in a QPTP.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments. They may include US government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations (CMOs). Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The US government mortgage-backed securities in which an underlying fund may invest include mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally the originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

Ginnie Mae is a government-owned corporation that is an agency of the US Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Government-related guarantors (i.e., not backed by the full faith and credit of the US government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (FHFA). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that

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Investment Strategies and Risks

it issues, but those securities are not backed by the full faith and credit of the US government. Freddie Mac is a government sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues participation certificates, which represent interests in mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the participation certificates it issues, but those are not backed by the full faith and credit of the US government.

The Treasury historically has had the authority to purchase obligations of Fannie Mae and Freddie Mac; however, in 2008, due to capitalization concerns, Congress provided the Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies' stock, as described below. In September 2008, those capital concerns led the Treasury and the FHFA to announce that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage-backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the Treasury continued its support for the entities' capital as necessary to prevent a negative net worth. From the end of 2007 through the end of 2017, Fannie Mae and Freddie Mac required Treasury support of approximately $187.5 billion through draws under the Treasury's preferred stock purchase agreements, although neither Fannie Mae nor Freddie Mac had required a draw from the Treasury from the second quarter of 2012 until the fourth quarter of 2017, and the amount of aggregate cash dividends paid by Fannie Mae and Freddie Mac continued to outweigh such draws during that time. However, in February 2018, Fannie Mae required additional Treasury support of approximately $3.7 billion to eliminate negative net worth as of the end of 2017, and Fannie Mae or Freddie Mac may need an injection of additional Treasury capital in the future. Accordingly, no assurance can be given that the Federal Reserve, Treasury, or the FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. Moreover, there remains significant uncertainty as to whether (or when) Fannie Mae and Freddie Mac will emerge from conservatorship, which has no specified termination date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities remains in question as the US government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15% (up from the previously agreed annual rate of 10%), resulting in Fannie Mae and Freddie Mac reaching the $250 billion target imposed under the preferred stock purchase agreements. Further, when a ratings agency downgraded long-term US government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the US government (although that rating did not directly relate to their mortgage-backed securities). The US government's commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

An underlying fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities likely will be developed in the future, and an underlying fund may invest in them if the Manager determines that such investments are consistent with the underlying fund's objective(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a US government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the US government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities also may depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually

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monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there normally is some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities typically are quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for US government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds (PABs) are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality usually is directly related to the credit standing of the user of the facilities being financed.

Natural Resources and Physical Commodities

When an underlying fund invests in securities of companies engaged in natural resources activities, the underlying fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the underlying fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources also may fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the underlying fund's investments, the Manager will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the US are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations also may hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

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Investment Strategies and Risks

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, the Manager considers the integration of derivatives and physical trades for risk management in a real-time environment. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand. For example, global oil prices recently have been, and continue to be, subject to extreme market volatility.

An investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (e.g., British thermal units). When assessing an investment opportunity — in coal, natural gas or crude oil — this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

•
cross-commodity arbitrage can negatively impact an underlying fund's investments;

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fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;

•
fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;

•
environmental restrictions can increase costs of production;

•
restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; and

•
war can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time, as well as increasing regulation. On the other hand, investments in precious metals, coins or bullion could help to moderate fluctuations in the value of an underlying fund's holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals.

Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. An underlying fund also may incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When an underlying fund purchases a precious metal or other physical commodity, the Manager currently intends that it will only be in a form that is readily marketable. To continue to qualify as a RIC under the Internal Revenue Code of 1986, as amended (Code), an underlying fund may not derive more than 10% of its yearly gross income from gains (without regard to losses) resulting from selling or otherwise disposing of precious metals or any other physical commodity (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and other “non-qualifying income.” See Taxation of the Portfolios. Accordingly, an underlying fund may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when, for investment reasons, it would not otherwise do so.

The ability of an underlying fund to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver or platinum may fluctuate widely. The sole source of return to an underlying fund from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. An underlying fund's direct investment in precious metals is limited by tax considerations. See Taxation of the Portfolios.

Options, Futures and Other Derivatives Strategies

General. The Manager may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) in an attempt to enhance income or yield, to hedge, to gain exposure to securities, sectors or geographical areas or to otherwise manage the risks of an underlying fund's investments.

Generally, each underlying fund (other than Delaware Ivy Government Money Market Fund) may purchase and sell any type of Financial Instrument. However, as an operating policy, an underlying fund will only purchase or sell a particular Financial Instrument if the underlying fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured. If an underlying fund is authorized to invest in foreign securities denominated in other currencies, each such underlying fund may purchase and sell foreign currency derivatives.

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Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in an underlying fund's portfolio. Thus, in a short hedge, the underlying fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that an underlying fund intends to acquire. Thus, in a long hedge, the underlying fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, an underlying fund does not own a corresponding security. Therefore, the transaction relates to a security that the underlying fund intends to acquire. If the underlying fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the underlying fund's holdings is the same as if the underlying security had been purchased and later sold, and the transaction could be viewed as speculative.

Financial Instruments involving underlying securities may be used in an attempt to hedge against price movements in one or more particular securities positions that an underlying fund owns or intends to acquire. Financial Instruments involving underlying indexes, in contrast, may be used in an attempt to hedge against price movements in market sectors in which an underlying fund has invested or expects to invest, respectively. Financial Instruments involving underlying debt securities may be used in an attempt to hedge either individual securities or broad debt market sectors.

In addition, Financial Instruments also may be used in seeking to gain exposure to securities, sectors, markets or geographical areas. Financial Instruments can be used individually, as in the purchase of a call option, or in combination, as in the purchase of a call option and a concurrent sale of a put option, as an alternative to purchasing securities. Financial Instruments may be used in this manner in seeking to gain exposure more efficiently than through a direct purchase of the underlying security or to more specifically express the outlook of the Manager.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) resulted in historic and comprehensive statutory reform of certain OTC derivatives, including the manner in which the derivatives are regulated, derivatives documentation is negotiated, and trades are reported, executed or “cleared.”

Specifically, the Commodity Futures Trading Commission (CFTC) has adopted rules to require certain standardized swaps, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but, central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. The assets of an underlying fund may not be fully protected in the event of the bankruptcy of the futures commission merchant (FCM) or central counterparty because the underlying fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

In addition, the banking regulators and the CFTC have issued regulations requiring the posting of initial and variation margin for uncleared swaps that are applicable to all financial end-users, including the underlying funds.

In 2020, the SEC adopted a new rule that will impact the ability of an underlying fund to invest or remain invested in derivatives. Compliance with the new rule, Rule 18f-4 under the 1940 Act, is required by August 2022. Constraints on the ability of the Manager to use derivatives to gain access to markets, participate in investment opportunities or risk-manage an underlying fund's assets could have an adverse impact on an underlying fund.

The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. Changing regulation may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of an underlying fund to be used for collateral in support of those derivatives than is currently the case, restrict the ability of an underlying fund to enter into certain types of derivative transactions, or could limit an underlying fund's ability to pursue its investment strategies. New requirements, even if not directly applicable to the underlying funds, may increase the cost of the underlying funds' investments and cost of doing business.

In 2012, pursuant to the Dodd-Frank Act, the CFTC made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exemptions, from registration as a “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA). Under these amendments, if an underlying fund uses commodity interests (such as futures contracts, options on futures contracts and most swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase)may not exceed 5% of the underlying fund's liquidation value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the underlying fund's liquidation value (after taking into account unrealized profits and unrealized losses on any such positions) unless the Manager has registered as a CPO. The Manager, in its management of each underlying fund, currently is complying, and

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Investment Strategies and Risks

intends to continue to comply, with at least one of the two alternative limitations described above. Accordingly, the Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to each underlying fund under the CEA and the regulations thereunder.

In addition to complying with these de minimis trading limitations set forth in the CFTC Rule 4.5 under the CPO rules, to qualify for an exclusion under the amended regulation, the operator of an underlying fund must satisfy a marketing test, which requires, among other things, that the underlying fund not hold itself out as a vehicle for trading commodity interests. Complying with the de minimis trading limitations may restrict the Manager's ability to use derivatives as part of an underlying fund's investment strategies. Although the Manager believes that it will be able to execute an underlying fund's investment strategies within the de minimis trading limitations, the underlying fund's performance could be adversely affected. In addition, an underlying fund's ability to use Financial Instruments may be limited by tax considerations. See Taxation of the Portfolios.

Pursuant to authority granted under the Dodd-Frank Act, the Treasury issued a notice of final determination (Final Determination) stating that deliverable foreign exchange forwards, as defined in the Final Determination, should not be considered swaps for most purposes. Thus, deliverable foreign exchange forwards are not deemed to be commodity interests. Therefore, an underlying fund may enter into deliverable foreign exchange forwards without such transactions counting against the de minimis trading limitations discussed above. Notwithstanding the Treasury's determination, deliverable foreign exchange forwards (1) must be reported to swap data repositories, (2) are subject to business conduct standards, and (3) are subject to antifraud and anti-manipulation proscriptions of swap execution facilities.

In addition, pursuant to the Dodd-Frank Act and regulations adopted by the CFTC in connection with implementing the Dodd-Frank Act, non-deliverable forwards (NDFs) are deemed to be commodity interests, including for purposes of amended CFTC Rule 4.5, and are subject to the full array of regulations under the Dodd-Frank Act. Therefore, an underlying fund will limit its investment in NDFs as discussed above.

CFTC Rule 4.5 also provides that, for purposes of determining compliance with the de minimis trading limitations discussed above, swaps that are centrally-cleared on the same clearing organization may be netted where appropriate, but no such netting is permitted for uncleared swaps. To the extent some NDFs remain traded OTC and are not centrally-cleared, the absolute notional value of all such transactions, rather than the net notional value, would be counted against the de minimis trading limitations discussed above. Requests have been made to the CFTC staff for further guidance on this aspect of CFTC Rule 4.5.

In addition to the instruments, strategies and risks described below, the Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Manager may utilize these opportunities to the extent that they are consistent with an underlying fund's objective(s) and permitted by an underlying fund's investment policies and restrictions and regulations adopted by applicable regulatory authorities. An underlying fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. An underlying fund's prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Some of these techniques may increase the volatility of an underlying fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1) Successful use of certain Financial Instruments depends upon the ability of the Manager to predict movements of the overall securities, currency and interest rate markets, among other skills. There can be no assurance that any particular strategy will succeed, and the use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation in the market or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on underlying indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, the standardized contracts available may not match an underlying fund's current or anticipated investments exactly. An underlying fund may invest in options and futures contracts based on securities, indexes or other instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not perfectly correlate with the performance of the underlying fund's other investments.

Options and futures prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match an underlying fund's investments well. Options and futures prices are affected by such factors as changes in volatility of the underlying instrument, the time remaining until expiration of the contract, and current and anticipated short-term interest rates, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and/or from imposition of daily price fluctuation limits or trading halts. An underlying fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences

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in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in an underlying fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if an underlying fund entered into a short hedge because the Manager projected a decline in the price of a security in the underlying fund's holdings, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the underlying fund could suffer a loss. In either such case, the underlying fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, an underlying fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties unless regulatory relief from restrictions applies. If the underlying fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the underlying fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the underlying fund sell a portfolio security at a disadvantageous time.

(5) An underlying fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the underlying fund.

(6) Certain Financial Instruments, including options, futures contracts, combined positions and swaps, can create leverage, which may amplify or otherwise increase an underlying fund's investment loss, possibly in an amount that could exceed the cost of that Financial Instrument or, under certain circumstances, that could be unlimited. Certain Financial Instruments also may require cash outlays that are only a small portion of the amount of exposure obtained through the Financial Instruments, which results in a form of leverage. Although leverage creates the opportunity for increased total return, it also can create investment exposure for an underlying fund that, in certain circumstances, could exceed the underlying fund's net assets and could alter the risk profile of the underlying fund in unanticipated ways.

(7) When traded on foreign exchanges, Financial Instruments may not be regulated as rigorously as they would be if traded on or subject to the rules of an exchange located in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-US Financial Instruments also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in an underlying fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Cover. Certain transactions using Financial Instruments expose an underlying fund to an obligation to another party. Each underlying fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. An underlying fund will not enter into any such transactions unless it holds either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of an underlying fund's assets to cover or to segregated accounts could impede portfolio management or the underlying fund's ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right, but not the obligation, to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right, but not the obligation, to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Options are traded on an organized, liquid exchange or in the OTC market.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable an underlying fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the underlying fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the underlying fund will be obligated to purchase the security or currency at more than its market value, which would be expected to result in a loss.

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Investment Strategies and Risks

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the anticipated future price volatility of the underlying investment and general market conditions. Purchased options that expire unexercised have no value.

An underlying fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, an underlying fund may terminate its obligation under a call or put option that it had written by purchasing the call or put option; this is known as a closing purchase transaction. Conversely, an underlying fund may terminate a position in a put or call option it had purchased by selling the put or call option; this is known as a closing sale transaction. Closing transactions permit an underlying fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that an underlying fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the underlying fund. An optional delivery standby commitment gives the underlying fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options can offer large amounts of leverage, which may result in an underlying fund's NAV being more sensitive to changes in the value of the related instrument. An underlying fund may purchase or write both options that are traded on domestic and foreign exchanges and OTC options. Exchange-traded options on securities in the United States are issued by the Options Clearing Corporation that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between an underlying fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when an underlying fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so could result in the loss of any premium paid by the underlying fund as well as the loss of any expected benefit of the transaction. An underlying fund seeks to mitigate this risk by entering into a bilateral credit support arrangement with the counterparty, which requires the posting of collateral to cover the market value of purchased options, which would mitigate the possibility of losing any premium paid by an underlying fund, as well as any loss of expected benefit of the transaction.

An underlying fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by negotiating with a different counterparty willing to take the underlying fund's place in the contract, called a novation. There can be no assurance that an underlying fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the underlying fund would be able to terminate the position held with such counterparty; but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the underlying fund.

If an underlying fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction or an economically offsetting purchase transaction from another counterparty for a covered call option written by an underlying fund could cause material losses to such underlying fund because the underlying fund would, if unable to substitute other collateral, be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When an underlying fund writes a call on an index, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from the underlying fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When an underlying fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an underlying fund buys a put on an index, it pays a premium and has the right to require the seller of the put, upon the underlying fund's exercise of the put, to deliver to the underlying fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When an underlying fund writes a put on an index, it receives a premium and the purchaser of the put has the right to require the underlying fund to deliver to the purchaser an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price. The timing of the right of an option owner to exercise the option depends on the type of option and negotiations between the purchaser and seller.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when an underlying fund writes a call on an index, it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An underlying fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, an underlying fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an underlying fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. This timing risk is an inherent limitation on the ability of index call option writers to cover their risk exposure by holding securities positions.

Over-the-Counter (OTC) Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) typically are established by an underlying fund, and negotiated

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with a counterparty, prior to entering into the option contract. While this type of arrangement allows an underlying fund the flexibility to tailor the option to its needs, OTC options involve counterparty risk that is not applicable to exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Some of an underlying fund's counterparties are guaranteed by their parent holding companies with respect to that counterparty's payment obligations under OTC trades (like OTC options). This helps to mitigate such counterparty risk.

Generally, OTC foreign currency options used by an underlying fund are European-style options. This means that the option is only exercisable at its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. Generally, a futures contract is a standardized agreement to buy or sell a specific quantity of an underlying reference instrument, such as a security, index, currency or commodity at a specific price on a specific date in the future. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts also can be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of an underlying fund's fixed-income holdings. If the Manager wishes to shorten the average duration of an underlying fund's fixed-income holdings, the underlying fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Manager wishes to lengthen the average duration of an underlying fund's fixed-income holdings, the underlying fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract an underlying fund is required to deposit initial margin that typically is calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts and options thereon does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the underlying fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, an underlying fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the FCM daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of an underlying fund's obligations to or from a FCM. When an underlying fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when an underlying fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If an underlying fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a market for such contracts and options. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions. In addition, the CFTC and various exchanges have established limits referred to as “speculative position limits” or “accountability levels” on the maximum net long or net short position that any person, such as an underlying fund, may hold or control in a particular futures contract or option thereon. For more information, see Speculative Position Limits.

If an underlying fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The underlying fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the underlying fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options. The purchase or sale of a futures contract may result in losses to an underlying fund in excess of the amount that the underlying fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to an underlying fund. There also is a risk of loss by an underlying fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the underlying fund has an open position in a futures contract. The assets of an underlying fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the underlying fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If an FCM does not provide accurate reporting, an underlying fund also is subject to the risk that the FCM could use the underlying fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer.

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Investment Strategies and Risks

Futures contracts that are traded on non-US exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-US futures contracts may be subject to varied regulatory oversight. The price of any non-US futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-US exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The amount of risk an underlying fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. When an underlying fund sells (writes) an option on a futures contract, the underlying fund is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If an underlying fund were required to take such a position, it could bear substantial losses.

The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, in the case of a physically settled futures contract, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager still may not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. When an underlying fund utilizes an index futures contract in an attempt to hedge, the risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the underlying fund's holdings diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the underlying fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the underlying fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, an underlying fund may buy or sell index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index.

It also is possible that, where an underlying fund has sold index futures contracts in an attempt to hedge against a decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the underlying fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased in an attempt to hedge against a possible increase in the price of securities before an underlying fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If an underlying fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies—Special Considerations. Subject to its investment policies and restrictions, each underlying fund (other than Delaware Ivy Government Money Market Fund) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, in an attempt to hedge against movements in the values of the foreign currencies in which the underlying fund's securities are denominated or in an attempt to enhance income or yield. Currency hedges can protect against price movements in a security that an underlying fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An underlying fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the underlying fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the US dollar.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the US

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options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an underlying fund might be required to accept or make delivery of the underlying foreign currency in accordance with any US or foreign regulations regarding the maintenance of foreign banking arrangements by US residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Subject to its investment policies and restrictions, each underlying fund (other than Delaware Ivy Government Money Market Fund) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of US dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the entry into the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Such transactions may serve as long hedges; for example, an underlying fund may purchase a forward currency contract to lock in the US dollar price of a security denominated in a foreign currency that the underlying fund intends to acquire. Forward currency contract transactions also may serve as short hedges; for example, an underlying fund may sell a forward currency contract to lock in the US dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

An underlying fund also may use forward currency contracts in an attempt to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the underlying fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for US dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The underlying fund also could hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into US dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

An underlying fund also may use forward currency contracts in an attempt to enhance income or yield. The underlying fund could use forward currency contracts to increase its exposure to foreign currencies that the Manager believes might rise in value relative to the US dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the underlying fund owned securities denominated in a foreign currency and the Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are currently individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of US dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the underlying fund's commitment to purchase the new (more favorable) currency is limited to the market value of the underlying fund's securities denominated in the old (less favorable) currency. The underlying fund segregates liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to an underlying fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Currently, secondary markets generally do not exist for forward currency contracts. Closing transactions generally can be made for forward currency contracts by negotiating directly with the counterparty or by entering an offsetting transaction with a second counterparty. There can be no assurance that an underlying fund will be able to close out a forward currency contract at a favorable price prior to maturity and, in such cases, the underlying fund would continue to be subject to market currency risk with respect to the position, and may continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account. In addition, in the event of insolvency of the counterparty, the underlying fund might be unable to promptly terminate the position held with such counterparty and might incur a significant delay in recovering any amounts owed to the underlying fund. Even if the underlying fund entered an offsetting transaction with a second counterparty, the underlying fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, an underlying fund might need to purchase or sell foreign currencies in the spot (cash)market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of an underlying fund will be served.

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Investment Strategies and Risks

Successful use of forward currency contracts depends on the skill of the Manager in analyzing and predicting currency values. Forward currency contracts may substantially change an underlying fund's exposure to changes in currency exchange rates and could result in losses to the underlying fund if currencies do not perform as the Manager anticipates. There is no assurance that the Manager's use of forward currency contracts will be advantageous to an underlying fund or that the Manager will hedge at an appropriate time.

Forward currency contracts in which an underlying fund may engage include deliverable foreign exchange forwards. A deliverable foreign exchange forward contract provides for the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Foreign exchange forwards typically are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. Foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. An underlying fund also may be required to pay certain commissions. When an underlying fund enters into a deliverable foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

An underlying fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of the underlying fund into such currency.

An underlying fund also may enter into forward currency contracts that do not provide for physical settlement of the two currencies (each, a Reference Currency), but instead provide for settlement by a single cash payment calculated as the difference between the agreed-upon exchange rate and the prevailing market exchange rate at settlement based upon an agreed-upon notional amount (non-deliverable forwards, or NDFs). NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

NDFs typically may have terms from one month up to two years and are settled in US dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Under definitions adopted by the CFTC and SEC, NDFs are considered swaps, and therefore are included in the definition of “commodity interests.” In contrast, forward currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward currency contracts, especially NDFs, may restrict the underlying fund's ability to use these instruments in the manner described above.

Although NDFs historically have been traded OTC, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Under such circumstances, they would be centrally cleared and a secondary market for them normally would exist. With respect to NDFs that are centrally-cleared, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps.

Speculative Position Limits. The CFTC and various exchanges have established limits referred to as “speculative position limits” or “accountability levels” on the maximum net long or short futures positions that any person or group of persons under common trading control (other than a hedger, which the underlying funds are not) may hold, own or control in a particular futures contract or option on a futures contract. Trading limits also are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. Among the purposes of speculative position limits is to prevent a corner or squeeze on a market or undue influence on prices by any single trader or group of traders. The current federal speculative position limits established by the CFTC apply to certain agricultural commodity positions, such as grains (oats, corn, and wheat), the soybeans complex (soybeans, soybean oil and soybean meal) and cotton.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. In 2020, the SEC adopted a new rule that will impact the ability of a Portfolio to invest or remain invested in derivatives. Compliance with the new rule, Rule 18f-4 under the 1940 Act (“Rule 18f-4”), is required by August 2022.Constraints on the ability of the Manager to use derivatives to gain access to markets, participate in investment opportunities or risk-manage a Portfolio's assets could have an adverse impact on a Portfolio. The regulation of derivatives is a rapidly changing area of law and the impact of these new regulations are not certain at this time.

Combined Positions. An underlying fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. A combined position usually will contain elements of risk that are present in each of its component transactions. For example, the underlying fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. The underlying fund also may write a put option and purchase a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to holding the underlying instrument. Because combined options positions involve multiple trades, they may result in higher transaction costs, may be

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more difficult to open and close out and may perform in unanticipated ways. Because combined positions, like other Financial Instruments may require cash outlays that are only a small portion of the amount of exposure obtained through the combined positions, an underlying fund's investment exposure gained through these combined positions could exceed its net assets.

Turnover. An underlying fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by an underlying fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once an underlying fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by an underlying fund also may cause the sale of related investments, also increasing turnover; although such exercise is within the underlying fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. An underlying fund pays a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions could be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each underlying fund (other than Delaware Ivy Government Money Market Fund) may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the underlying fund anticipates purchasing at a later date; to protect against currency fluctuations; to use as a duration management technique; to enhance income or capital gains; to protect against a decline in the price of securities the underlying fund currently owns; or to gain exposure to certain markets in an economical way.

A swap is an agreement involving the exchange by an underlying fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Examples of swap agreements include, but are not limited to, equity, commodity, index or other total return swaps, foreign currency swaps, credit default swaps and interest rate swaps.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Certain standardized swaps currently are, and more in the future are expected to be, subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange- trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

In an uncleared swap, the swap counterparty typically is a brokerage firm, bank or other financial institution. During the term of an uncleared swap, an underlying fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the underlying fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the underlying fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to an underlying fund, the amount pledged by the counterparty and available to the underlying fund may not be sufficient to cover all the amounts due to the underlying fund and the underlying fund may sustain a loss.

In a cleared swap, an underlying fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a SEF may increase market transparency and liquidity but may require the underlying fund to incur increased expenses to access the same types of swaps that it has used in the past. When an underlying fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount also may be required to be paid by an underlying fund or may be received by an underlying fund in accordance with margin controls set for such accounts.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, US dollar-denominated payments may be exchanged for

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Investment Strategies and Risks

payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a long total return equity swap, an underlying fund will receive, and, in a short total return swap, an underlying fund pays, the price appreciation of an equity index, a custom basket of equity securities, or a single equity, plus any dividend or coupon income from such securities, in exchange for payments equivalent to a floating rate of interest, or if the equity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as the federal funds rate, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, an underlying fund may be required to pay a higher amount at each swap reset date.

An underlying fund may enter into credit default swap contracts for hedging or investment purposes. The underlying fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer in exchange for an equal face amount of deliverable obligations of the referenced debt obligation (or other agreed-upon debt obligation) described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled, if there is a credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, an underlying fund would effectively add leverage to the extent the notional amount exceeds the amount of cash the underlying fund has because, in addition to its total net assets, the underlying fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, an underlying fund normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift an underlying fund's investment exposure from one type of investment to another. For example, if the underlying fund agrees to exchange payments in US dollars for payments in foreign currency, the swap agreement would tend to decrease the underlying fund's exposure to US interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that, when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, an underlying fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of an underlying fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate value at least equal to the accrued excess will be maintained in an account with the underlying fund's custodian that satisfies the requirements of the 1940 Act. The underlying fund also will establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the underlying fund. The Manager and each underlying fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the underlying fund's borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If the Manager attempts to use a swap as a hedge against, or as a substitute for, an underlying fund's portfolio investment, the underlying fund will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the underlying fund. While hedging strategies involving swap instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other underlying fund investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to an underlying fund's interest. The underlying fund bears the risk that the Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the underlying fund.

To the extent a swap is not centrally cleared, the use of a swap also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which an underlying fund enters into swaps, caps, floors or collars will be monitored by the Manager. If a counterparty's creditworthiness

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declines, the value of the swap might decline, potentially resulting in losses. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the underlying fund may have contractual remedies pursuant to the agreements related to the transaction.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There also is a risk of loss by an underlying fund of the initial and variation margin deposits in the event of bankruptcy of an FCM with which the underlying fund has an open position, or the central counterparty in a swap contract. The assets of an underlying fund may not be fully protected in the event of the bankruptcy of an FCM or central counterparty because the underlying fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If an FCM does not provide accurate reporting, an underlying fund also is subject to the risk that the FCM could use the underlying fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, an underlying fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with an underlying fund, which may include the imposition of position limits or additional margin requirements with respect to the underlying fund's investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and also can require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, an underlying fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the underlying fund may be required to break the trade and make an early termination payment to the executing broker.

Payment-In-Kind (PIK) Securities

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in PIK securities. PIK securities are securities that contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities. These instruments may be valued at a deep discount from the face amount. Interest received in the form of additional securities is recorded as interest income. Federal tax law requires the holder of a PIK security to accrue that interest income with respect to the security regardless of the receipt (or non-receipt) of cash payments. Accordingly, although an underlying fund generally will not receive cash payments on PIK securities, it will have current income attributable to those securities. To avoid liability for federal income and excise taxes, therefore, an underlying fund may be required to distribute cash in an amount equal to income accrued with respect to those securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to make that distribution.

It is possible that by effectively increasing the principal balance payable to an underlying fund or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable. Prices of PIK securities may be more sensitive to changes in the issuer's financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. Investments in PIK securities may be illiquid or restricted, which may make it difficult for an underlying fund to dispose of them or to determine their current value.

Real Estate Investment Trust (REIT) Securities

Subject to its investment policies and restrictions, an underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in securities issued by REITs and/or other real estate operating companies (REOCs). A REIT is a domestic corporation (or a trust or association otherwise taxable as such for federal tax purposes) that meets certain requirements of the Code. The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level federal income tax for a REIT that distributes all of its taxable income (including net capital gains) and making the REIT a modified pass-through vehicle for federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources (such as rents from real estate, interest from mortgages on real estate, and gains from sales of real estate assets), and must annually distribute to its shareholders 90% or more of its taxable income (including net capital gains). Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and US government securities. A REOC is a corporation or partnership (or an entity classified as such for federal tax purposes) that makes similar investments, except that a REOC has not elected or qualified to be taxed as a REIT and, therefore, among other differences, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of each underlying fund's investments in REITs will consist of shares issued by equity REITs.

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Investment Strategies and Risks

The value of a REIT may be adversely affected by changes in the value of its underlying property or the property secured by mortgages the REIT holds, loss of the REIT's federal tax status or changes in laws and/or rules related to that status, or the REIT's failure to maintain its exemption from registration under the 1940 Act. The value of a REOC may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable federal tax treatment that is accorded a REIT. An underlying fund may experience a decline in its income from REITs or REOCs due to falling interest rates or decreasing dividend payments.

Repurchase Agreements and Reverse Repurchase Agreements

Each underlying fund may purchase securities subject to repurchase agreements and reverse repurchase agreements, subject to its restriction on investment in illiquid investments, and subject to its investment policies and restrictions. A repurchase agreement is an instrument under which an underlying fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. A reverse repurchase agreement is the opposite: the underlying fund will sell the security with an obligation to repurchase it at an agreed-upon time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which an underlying fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within 1 to 5 days of the purchase. The primary risk from repurchase agreements is that the underlying fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the underlying fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. Additionally, reverse repurchase agreements involve borrowing to take advantage of investment opportunities; such leverage could magnify losses. If the underlying fund borrows money to purchase securities and those securities decline in value, then the value of the underlying fund's shares will decline faster than if the underlying fund were not leveraged. The return on such collateral may be more or less than that from the repurchase agreement. An underlying fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by an underlying fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by the Manager.

Restricted Securities

Subject to its investment policies and restrictions, each underlying fund may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. For example, an underlying fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(a)(2) of the 1933 Act (Section 4(a)(2) paper). Section 4(a)(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(a)(2) paper, thus providing liquidity. Where registration is required, an underlying fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the underlying fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the underlying fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

An underlying fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the 1933 Act (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by an underlying fund qualify under Rule 144A and an institutional market develops for those securities, an underlying fund likely will be able to dispose of the securities without registering them under the 1933 Act.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the underlying fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets often are subject to restrictions that prohibit resale to US persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which an underlying fund seeks to invest need not be listed or admitted to trading on a foreign or US exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board.

Restricted securities that have not been registered generally are referred to as private placements and are purchased directly from the issuer or in the secondary market and usually are not listed on an exchange nor traded in other established markets. Such securities are restricted as to disposition and generally are sold to institutional investors. Certain of the underlying fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities. As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions

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or adverse changes in the issuer's financial condition, an underlying fund could have difficulty selling them when the Manager believes it is advisable to do so. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by an underlying fund or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded. As a result, an underlying fund may be less able to predict a loss. In making investments in such securities, an underlying fund may obtain access to material non-public information, which may restrict the underlying fund's ability to conduct portfolio transactions in such securities. An underlying fund also may take a minority interest in a privately offered security, which may limit the underlying fund's ability to protect shareholders' interests in connection with corporate actions by the privately held company. An underlying fund's Manager may serve on the board of directors (or similar governing body) of a privately held company, the securities of which that underlying fund may hold. While the Manager believes such service will be beneficial to the underlying fund and its shareholders, the Portfolio Manager's service as a board member also could create a conflict of interest (or an appearance of a conflict of interest) that may impact the underlying fund. In addition, investments in privately placed securities may include other additional contractual obligations, such as the payment of registration expenses as noted above or the purchase of additional securities.

Short Sales Against the Box

Subject to its investment policies and restrictions, an underlying fund may sell securities “short against the box;” provided, however, that the underlying fund's aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets. Whereas a short sale is the sale of a security the underlying fund does not own, a short sale is “against the box” if, at all times during which the short position is open, the underlying fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box typically are used by sophisticated investors to defer recognition of capital gains or losses. None of the underlying funds has any present intention to sell securities short in this fashion.

Special Purpose Acquisition Companies

An underlying fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC's IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Generally, unless and until a transaction is completed, a SPAC will invest its assets (minus a portion used to cover expenses) in US government securities, money market funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., two years), the invested funds are returned to the SPAC's shareholders, minus certain permitted expenses. In that case, the rights or warrants issued by the SPAC will expire worthless.

Because SPACs and similar entities are in essence blank check companies that have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. As a result, the values of investments in SPACs may be highly volatile and may depreciate significantly over time, and an acquisition or merger, once effected, may prove unsuccessful and an investment in the SPAC may lose value. Moreover, an investment in a SPAC is subject to a variety of additional risks, including the following:

(i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses;

(ii) prior to any acquisition or merger, a SPAC's assets are typically invested in US government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of an underlying fund's other investments;

(iii) an underlying fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the underlying fund's investments in SPACs will not significantly contribute to the underlying fund's distributions to shareholders;

(iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases;

(v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders;

(vi) if an acquisition or merger target is identified, an underlying fund may elect not to participate in, or vote to approve, the proposed transaction or the underlying fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case the underlying fund may not reap any resulting benefits;

(vii) the warrants or other rights with respect to the SPAC held by an underlying fund may expire worthless or may be redeemed by the SPAC at an unfavorable price;

(viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators;

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Investment Strategies and Risks

(ix) under any circumstances in which an underlying fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC's assets, less any applicable taxes), the returns on that investment may be negligible, and the underlying fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns;

(x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits;

(xi) an underlying fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled;

(xii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; and

(xiii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving an underlying fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the underlying fund believes is the SPAC interest's intrinsic value.

Delaware Ivy Systematic Emerging Markets Equity Fund (in this sub-section, the Fund) has invested, and expects from time to time to continue to invest, in its wholly-owned and controlled subsidiary organized as an exempted company under the laws of the Cayman Islands (Subsidiary). The Fund will not invest in the Subsidiary more than 25% of the value of its total assets as of the end of any quarter of its taxable year. Shares of the Subsidiary will not be sold or offered to other investors. By investing in its Subsidiary, the Fund is exposed to the risks associated with the Subsidiary's investments. The Fund's Subsidiary invests primarily in commodities, including precious metals, derivatives and commodity-linked instruments, as well as fixed-income securities and other investments intended to serve as margin or collateral for any derivative positions, and cash instruments. Unlike the Fund, the Subsidiary may invest without limitation in these instruments and, to the extent the Subsidiary invests in derivative instruments, may use leveraged investments. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund.

The Subsidiary is not registered under the 1940 Act, but is subject to certain of the investor protections of the 1940 Act. As the sole shareholder of the Subsidiary, the Fund does not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and both the Fund and its Subsidiary are managed by the Manager, it is unlikely that the Fund's Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund's board of trustees has oversight responsibility for the investment activities of the Fund, including its investments in the Fund's Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Manager will be subject to the same aggregate investment restrictions and operational guidelines that apply to the management of the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limit in precious metals, derivatives and commodity related investments.

The Subsidiary will not be able to qualify as a RIC. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its Subsidiary to operate as described and could negatively affect the Fund. For example, the government of the Cayman Islands has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Fund's Subsidiary must pay Cayman Islands taxes, the Fund's shareholders (including the Portfolio) would likely suffer decreased investment returns.

US Government Securities

US government securities are securities issued or guaranteed as to principal or interest by the US, or by a person controlled or supervised by and acting as an instrumentality of the US government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by US government agencies or instrumentalities are backed by the full faith and credit of the US government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by US government agencies or instrumentalities are not backed by the full faith and credit of the US government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the FHLB, Fannie Mae or Freddie Mac, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a US government agency or instrumentality are not backed by the full faith and credit of the US government, there can be no assurance that the US government would provide financial support to the agency or instrumentality. An underlying fund will invest in securities of agencies and instrumentalities only if the Manager is satisfied that the credit risk involved is acceptable.

US government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by US government agencies or instrumentalities, including, but not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Both Fannie Mae and Freddie

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Mac are instrumentalities of the US government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the US government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Subject to its investment policies and restrictions, each underlying fund (other than Delaware Ivy Government Money Market Fund) may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They also generally are less liquid than an investment in the underlying securities.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, an underlying fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, an underlying fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the underlying fund until delivery and payment is completed. When an underlying fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When an underlying fund sells securities on a delayed-delivery basis, the underlying fund does not participate in further gains or losses with respect to the securities. When an underlying fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables an underlying fund to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, an underlying fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, an underlying fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the underlying fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Manager to correctly anticipate increases and decreases in interest rates and prices of securities. If the Manager anticipates a rise in interest rates and a decline in prices and, accordingly, an underlying fund sells securities on a forward commitment basis in an attempt to hedge against falling prices, but in fact interest rates decline and prices rise, the underlying fund will have lost the opportunity to profit from the price increase. If the Manager anticipates a decline in interest rates and a rise in prices, and, accordingly, an underlying fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in an attempt to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the underlying fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Manager is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in an underlying fund's NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but an underlying fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each underlying fund may hold a when-issued security or forward commitment until the settlement date, even if the underlying fund will incur a loss upon settlement. In accordance with regulatory requirements, an underlying fund's custodian bank maintains, in a separate account of the underlying fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the underlying fund, the portfolio securities themselves. If an underlying fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

The purchase of securities on a when-issued or forward commitment basis exposes the underlying fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. An underlying fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested could result in increased volatility of the price of the underlying fund's shares.

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Investment Strategies and Risks

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, with original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

Subject to its investment policies and restrictions, an underlying fund may invest in zero coupon securities that are stripped Treasury notes or bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on a tax-exempt security (i.e., a security the interest on which is not subject to federal income tax)) each taxable year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although an underlying fund generally will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current taxable or tax-exempt income attributable to those securities. To avoid liability for federal income and excise taxes, therefore, an underlying fund will be required to distribute cash in an amount equal to income accrued with respect to those securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to make that distribution.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates Separate Trading of Registered Interest and Principal of Securities (STRIPS) by separating the interest and principal components of an outstanding Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation also can be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the US government, a government agency, or a corporation in zero coupon form.

Short-Term Debt Instruments and Temporary Investments

Each underlying fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting an underlying fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Manager determines that conditions warrant, an underlying fund may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term US government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the US Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical rating organization (NRSRO), such as S&P or Moody's, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers' acceptances) of US domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below.

US Government Securities. Examples of types of US government obligations in which an underlying fund may invest include US Treasury obligations and the obligations of US government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the US, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the US Treasury or not, US government securities are not guaranteed against price movements due to fluctuating interest rates.

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US Treasury Obligations. US Treasury obligations consist of bills, notes, and bonds issued by the US Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of US government obligations that are issued by banks or brokerage firms and are created by depositing US government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities.

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US Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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US Government Agencies. Some obligations issued or guaranteed by agencies of the US government are supported by the full faith and credit of the US Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the

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instrumentality. Guarantees of principal by agencies or instrumentalities of the US government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of an underlying fund's shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. An underlying fund may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of US Banks. An underlying fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by an underlying fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of US banks. Bank obligations include the following:

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Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on, and accepted by, a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal may be considered illiquid.

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Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days may be considered to be illiquid investments.

Subject to its investment policies and restrictions, an underlying fund may utilize derivative instruments, including, but not limited to, futures contracts, options and other types of derivative instruments, for defensive purposes.

Cybersecurity Risk

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Portfolios and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Portfolio assets, customer data, or proprietary information, or cause a Portfolio or Portfolio service providers (including, but not limited to, the Manager, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Portfolio and its shareholders. For example, if a cybersecurity incident results in a denial of service, Portfolio shareholders could lose access to their electronic accounts and be unable to buy or sell Portfolio shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Portfolio, such as trading, NAV calculation, shareholder accounting or fulfillment of Portfolio share purchases and redemptions. Cybersecurity incidents could cause a Portfolio or Portfolio service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Portfolio or Portfolio service provider violated privacy and other laws.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which a Portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Portfolios do not control the cybersecurity systems and plans of the issuers of securities in which the Portfolios invest or the Portfolios' third party service providers or trading counterparties or any other service providers whose operations may affect the Portfolios or their shareholders.

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust's business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers' own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust's third-party service providers could

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Investment Strategies and Risks

disrupt the Trust's operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust's third-party service providers may be adversely affected by significant disruption of the service providers' operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust's third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust's third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust's or its shareholders' confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust's third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust's third-party service providers use to service the Trust's operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a portfolios' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a portfolio from executing advantageous investment decisions in a timely manner and could negatively impact the portfolios' ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a portfolio.

IBOR Transition Risk

The London Interbank Offered Rate (“LIBOR”) is the average offered rate for various maturities of short-term loans between major international banks who are members of the British Bankers Association (“BBA”). LIBOR was a common benchmark interest rate index used to make adjustments to variable-rate loans and was used throughout global banking and financial industries to determine interest rates for a variety of borrowing arrangements and financial instruments (such as debt instruments and derivatives). Regulators in the United States and the United Kingdom alleged that certain banks engaged in manipulative acts in connection with their submissions to the BBA. LIBOR manipulation would raise the risk of a portfolio of being adversely impacted if a portfolio received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation.

In addition to LIBOR, a portfolio may have investments linked to other interbank offered rates (IBORs). Other IBORs, such as the Euro Overnight Index Average (EONIA), are also the subject of regulatory reform or discontinuation. Over the past several years, various regulators and industry bodies have worked together to identify alternative reference rates (“ARRs”) to replace LIBOR and assist with the transition to the new ARRs. The majority of LIBOR rates were phased out at the end of 2021.

There remains uncertainty and risks related to converting certain longer-term securities and transactions to a new ARR. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which a portfolio invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. While some instruments tied to LIBOR or a similar rate may include a replacement rate in the event these rates are discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The cessation of LIBOR or similar rates could affect the value and liquidity of investments tied to these rates, especially those that do not include fallback provisions. The effect of a transition away from the IBORs may also result in a reduction in the effectiveness of certain hedging transactions and increased volatility in markets that currently rely on an IBOR to determine interest rates. The use of alternative reference rate products may also impact investment strategy performance. Due to the uncertainty regarding the future utilization of LIBOR and similar rates and the nature of any replacement rate, the potential effect of a transition away from these rates on a portfolio or the financial instruments in which the portfolio invests cannot yet be determined.

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Disclosure of Portfolio Holdings Information

Each Portfolio has adopted a policy generally prohibiting providing portfolio holdings information to any person until 1) after the Portfolio disseminates its statement to shareholders or 2) the holdings information is publicly available. We provide a list of each Portfolios' holdings on a shareholder's statement. Portfolio holdings information will be made available to the public on our fund website, at sec.gov, or via phone by calling 888 923-3355.

Other entities, including institutional investors and intermediaries that distribute the Portfolios' shares, are generally treated similarly and are not provided with the Portfolios' portfolio holdings in advance of when they are generally available to the public.

The Portfolios may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Portfolios are provided with the Portfolios' portfolio holdings only to the extent necessary to perform services under agreements relating to the Portfolios. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager's affiliates (Macquarie Investment Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), Waddell & Reed Services Company, the Portfolios' independent registered public accounting firm, the Portfolios' custodian, the Portfolios' legal counsel, the Portfolios' financial printer, and the Portfolios' proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Portfolios or the Manager may receive portfolio holdings information more quickly than described above. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Portfolio shares or in shares of the Portfolios' portfolio securities). In addition, the Manager will seek to obtain copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Portfolios, nor the Manager, nor any affiliate, receives any compensation or consideration with respect to these agreements.

To protect the shareholders' interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Portfolios' Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust's Chief Compliance Officer that, among other things, addresses the operation of the Trust's procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Trust's Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

As of March 31, 2022, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Portfolio.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[1] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	146

Global Head of Macquarie Investment Management[2] (January 2019-Present); Head of Americas of Macquarie Group (December 2017-Present); Deputy Global Head of Macquarie Investment Management (2017-2019); Head of Macquarie Investment Management Americas (2015-2017)

					Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010- April 2015)
Independent Trustees
Jerome D. Abernathy[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1959	Trustee	Since January 2019	146	Managing Member, Stonebrook Capital Management, LLC (financial technology: macro factors and databases) (January 1993-Present)	None
Thomas L. Bennett[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1947	Chair and Trustee	Trustee since March 2015 Chair since March 2015	146	Private Investor (March 2004-Present)	None
Ann D. Borowiec[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 November 1958	Trustee	Since March 2015	146	Chief Executive Officer, Private Wealth Management (2011-2013) and Market Manager, New Jersey Private Bank (2005-2011) — J.P. Morgan Chase & Co.	Director—Banco Santander International (October 2016-December 2019) Director—Santander Bank, N.A. (December 2016- December 2019)
Joseph W. Chow[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since January 2013	146	Private Investor (April 2011-Present)	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004-July 2014)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
H. Jeffrey Dobbs 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 May 1955	Trustee	Since April 2019	146	Global Sector Chairman, Industrial Manufacturing, KPMG LLP (2010-2015)

Director, Valparaiso University (2012-Present)

Director, TechAccel LLC (2015-Present) (Tech R&D)

Board Member, Kansas City Repertory Theatre (2015-Present)

Board Member, PatientsVoices, Inc. (healthcare) (2018-Present)

Kansas City Campus for Animal Care (2018-Present)

Director, National Association of Manufacturers (2010-2015)

Director, The Children's Center (2003-2015)

Director, Metropolitan Affairs Coalition (2003-2015)

Director, Michigan Roundtable for Diversity and Inclusion (2003-2015)

Trustee, Ivy NextShares (2019)

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 May 1960	Trustee	Since January 2001	146	President — Drexel University (August 2010-Present) President — Franklin & Marshall College (July 2002-June 2010)

Director; Compensation Committee and Governance Committee Member — Community Health Systems (May 2004-Present)

Director — Drexel Morgan & Co. (2015-December 2019)

Director, Audit and Compensation Committee Member — vTv Therapeutics Inc. (2017-Present)

Director and Audit Committee Member — FS Credit Real Estate Income Trust, Inc. (2018-Present)

Director and Audit Committee Member — Federal Reserve Bank of Philadelphia (January 2020-Present)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Joseph Harroz, Jr. 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1967	Trustee	Since November 1998	146

President (2020-Present), Interim President (2019-2020), Vice President (2010-2019) and Dean (2010-2019), College of Law, University of Oklahoma; Managing Member, Harroz Investments, LLC, (commercial enterprises) (1998-2019); Managing Member, St. Clair, LLC (commercial enterprises) (2019-Present)

Director, OU Medicine, Inc. (2020-Present)

Director and Shareholder, Valliance Bank (2007-Present)

Director, Foundation Healthcare (formerly Graymark HealthCare) (2008-2017)

Trustee, the Mewbourne Family Support Organization (2006-Present) (non-profit)

Independent Director, LSQ Manager, Inc. (real estate) (2007-2016)

Director, Oklahoma Foundation for Excellence (non-profit) (2008-Present)

Independent Chairman and Trustee, Waddell & Reed Advisors Funds (WRA Funds) (Independent Chairman: 2015-2018; Trustee: 1998-2018)

Independent Chairman and Trustee, Ivy NextShares (2016-2019)

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Sandra A.J. Lawrence 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 September 1957	Trustee	Since April 2019	146	Retired; formerly, Chief Administrative Officer, Children's Mercy Hospitals and Clinics (2016-2019); CFO, Children's Mercy Hospitals and Clinics (2005-2016)

Director, Hall Family Foundation (1993-Present)

Director, Westar Energy (utility) (2004-2018)

Trustee, Nelson-Atkins Museum of Art (non-profit) (2021-Present) (2007-2020)

Director, Turn the Page KC (non-profit) (2012-2016)

Director, Kansas Metropolitan Business and Healthcare Coalition (non-profit) (2017-2019)

Director, National Association of Corporate Directors (non-profit) National Board (2022-Present); Regional Board (2017-2021)

Director, American Shared Hospital Services (medical device) (2017-2021)

Director, Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)

Director, Stowers (research) (2018)

Co-Chair, Women Corporate, Directors (director education) (2018-2020)

Trustee, Ivy NextShares (2019)

Director, Brixmor Property Group Inc. (2021-Present)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
					Director, Sera Prognostics Inc. (biotechnology) (2021-Present) Director, Recology (resource recovery) 2021-Present)
Frances A. Sevilla-Sacasa[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1956	Trustee	Since September 2011	146

Private Investor (January 2017-Present)

Chief Executive Officer — Banco Itaú International (April 2012-December 2016)

Executive Advisor to Dean (August 2011-March 2012) and Interim Dean (January 2011-July 2011) — University of Miami School of Business Administration

President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007-December 2008)

Trust Manager and Audit Committee Chair — Camden Property Trust (August 2011-Present)

Director; Audit & Compensation Committee Member — Callon Petroleum Company (December 2019-Present)

Director; Audit Committee Member — New Senior Investment Group Inc. (January 2021-September 2021)

Director; Audit Committee Member — Carrizo Oil & Gas, Inc. (March 2018- December 2019)

Thomas K. Whitford[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 March 1956	Trustee	Since January 2013	146	Vice Chairman (2010-April 2013) — PNC Financial Services Group

Director — HSBC North America Holdings Inc. (December 2013-Present)

Director — HSBC USA Inc. (July 2014-Present)

Director — HSBC Bank USA, National Association (July 2014-March 2017)

Director — HSBC Finance Corporation (December 2013-April 2018)

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Christianna Wood[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 August 1959	Trustee	Since January 2019	146	Chief Executive Officer and President — Gore Creek Capital, Ltd. (August 2009-Present)

Director; Finance Committee and Audit Committee Member — H&R Block Corporation (July 2008-Present)

Director; Investments Committee, Capital and Finance Committee and Audit Committee Member — Grange Insurance (2013-Present)

Trustee; Chair of Nominating and Governance Committee and Member of Audit Committee — The Merger Fund (2013-October 2021), The Merger Fund VL (2013-October 2021), WCM Alternatives: Event-Driven Fund (2013-October 2021), and WCM Alternatives: Credit Event Fund (December 2017-October 2021)

Director; Chair of Governance Committee and Audit Committee Member — International Securities Exchange (2010-2016)

Janet L. Yeomans[3] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1948	Trustee	Since April 1999	146	Vice President and Treasurer (January 2006-July 2012) Vice President — Mergers & Acquisitions (January 2003-January 2006), and Vice President and Treasurer (July 1995-January 2003) — 3M Company	Director; Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company (2009-2017)

Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
David F. Connor[4] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, General Counsel, and Secretary since April 2021	David F. Connor has served in various capacities at different times at Macquarie Investment Management.

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Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
Daniel V. Geatens[4] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since April 2021	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.
Richard Salus 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since April 2021	Richard Salus has served in various capacities at different times at Macquarie Investment Management.

1	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Manager. Mr. Lytle was appointed as Trustee of the Trust effective April 30, 2021.
2	Macquarie Investment Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Portfolios' Manager and principal underwriter.
3	Messrs. Abernathy, Bennett, Chow, Fry, Whitford, and Mss. Borowiec, Sevilla-Sacasa, Wood, Yeomans were appointed as Trustees of the Trust effective April 30, 2021.
4

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager and principal underwriter as the Portfolios. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has the same investment manager as the Portfolios.

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Management of the Trust

The following table shows each Trustee's ownership of shares of the Portfolios and of shares of all Delaware Funds as of December 31, 2021, unless otherwise noted.

Name	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	Over $100,000
Independent Trustees
Jerome D. Abernathy	None	$50,001-$100,000
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
H. Jeffrey Dobbs	None	Over $100,000
John A. Fry	None	Over $100,000
Joseph Harroz, Jr.	None	Over $100,000
Sandra A. J. Lawrence	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Christianna Wood	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

*	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from Delaware Funds for which he or she served as a Trustee for the Trust's last fiscal year. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Total Compensation from the Investment Companies in the Delaware Funds Complex[1]
Jerome Abernathy	$1,018	none	$386,000
Thomas L. Bennett (Chair)	$1,331	none	$513,000
Ann D. Borowiec	$895	none	$332,000
Joseph W. Chow	$992	none	$380,000
H. Jeffrey Dobbs[2]	$1,093	none	$164,450
John A. Fry	$935	none	$363,500
Joseph Harroz, Jr.[2]	$1,381	none	$209,200
Sandra A.J. Lawrence[2]	$1,063	none	$160,687
Frances A. Sevilla-Sacasa	$926	none	$366,500
Thomas K. Whitford	$942	none	$371,000
Christianna Wood	$1,018	none	$386,000
Janet L. Yeomans	$1,046	none	$389,000

[1]

Each Independent Trustee/Director receives: (i) an annual retainer fee of $265,000 for serving as a Trustee/Director for all 28 investment companies in the Delaware and Ivy Funds by Macquarie family (146 funds in the complex), plus $14,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex; and (ii) a $5,000 fee for attending telephonic board meetings on behalf of the investment companies in the complex. The committee members and committee/board chairs also receive the following fees: (i) members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee will receive additional compensation of up to $5,200 for each Committee meeting attended; (ii) the Chair for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $30,000; and (iii) the Board Chair will receive an additional annual retainer of $130,000.

[2]

Information relating to compensation paid for the fiscal year ended December 31, 2021 to Messrs. Dobbs and Harroz, Ms. Lawrence, and the Trustees of the Transaction Funds prior to April 30, 2021 is set forth in Appendix B.

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Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise Delaware Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chair: Mr. Bennett is the Board's Chair. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chair. Among other reasons, the Board selected Mr. Bennett as Chair due to his substantial financial industry experience and his tenure on the Board. As the Chair, Mr. Bennett, in consultation with Portfolio management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Portfolio officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of thirteen Trustees. Twelve of the thirteen Trustees are independent. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board comprises Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee's normal retirement date.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board's oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The Trust's Audit Committee consists of the following Independent Trustees: Thomas K. Whitford (ex officio), Chair; Frances Sevilla-Sacasa; H. Jeffrey Dobbs; John A. Fry; and Thomas L. Bennett (ex officio). The predecessor Audit Committee held three meetings from January 1, 2021 through April 30, 2021 and the Audit Committee held six meetings (all of which were virtual because of the COVID-19 pandemic) and two telephonic meetings during the Trust's last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, Attention: General Counsel, c/o Delaware Funds at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: Ann D. Borowiec, Chair; Jerome D. Abernathy; John A. Fry; Thomas L. Bennett (ex officio); and Thomas K. Whitford (ex officio). The predecessor Nominating and Corporate Governance Committee (formerly, the Governance Committee) held two meetings from January 1, 2021 through April 30, 2021 and the Nominating and Corporate Governance Committee held five meetings (all of which were virtual because of the COVID-19 pandemic) and one telephonic meeting during the Trust's last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes, and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Jerome D. Abernathy — Mr. Abernathy has over 30 years of experience in the investment management industry. In selecting him to serve on the Board, the Independent Trustees noted and valued his extensive experience as a chief investment officer, director of research, trader, and analytical proprietary trading researcher. Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from Massachusetts Institute of Technology. Mr. Abernathy has served on the Board since January 2019.

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Management of the Trust

Thomas L. Bennett — Currently the Board's Chair, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations, and for-profit companies. He has an M.B.A. from the University of Cincinnati. Mr. Bennett has served on the Board since March 2005.

Ann D. Borowiec — Ms. Borowiec has over 25 years of experience in the banking and wealth management industry. Ms. Borowiec also serves as a board member on several nonprofit organizations. In nominating her to the Board in 2015, the Independent Trustees found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members. The Independent Trustees also found that her experience would provide additional oversight skill in the area of fund distribution. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec has served on the Board since March 2015.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees found that his extensive experience in business strategy in non-US markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow's management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board's expertise. Mr. Chow holds a B.A. degree from Brandeis University and M.C.P. and M.S. in Management degrees from MIT. Mr. Chow has served on the Board since January 2013.

H. Jeffrey Dobbs — Mr. Dobbs has more than 35 years of experience in the automotive, industrial manufacturing, financial services and consumer sectors. He also has served as a partner in a public accounting firm. Mr. Dobbs holds a degree in accounting from Valparaiso University. The Independent Trustees concluded that Mr. Dobbs is suitable to act as Trustee because of his extensive work in the global professional services industry, as well as his educational background.

John A. Fry — Mr. Fry has over 30 years of experience in higher education. He has served in senior management for three major institutions of higher learning including serving as president of a leading research university. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Joseph Harroz, Jr. — Mr. Harroz serves as the President of a state university, and also serves as a Director of a bank. He also has served as President and Director of a publicly-traded company, as Interim President and General Counsel to a state university system and as Dean of the College of Law of that state university. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. Mr. Harroz has multiple years of service as a Trustee to the Transaction Funds in the Delaware Funds Complex (the “Fund Complex”). The Independent Trustees concluded that Mr. Harroz is suitable to serve as Trustee because of his educational background, his work experience and the length of his service as a Trustee to the Transaction Funds.

Sandra A.J. Lawrence — Ms. Lawrence has been a member and chair of the boards of several public corporations, closely-held corporations and charitable organizations. She also has more than 16 years of experience serving on the boards of public companies, including as Audit Committee Chair and Nominating/Governance Committee Chair, and has served as a chief financial officer and on investment and finance committees. She served as President of Stern Brothers, a municipal bond house, where she held NASD Series licenses 7, 24 and 63. Ms. Lawrence holds an A.B. from Vassar College, as well as master's degrees from the Massachusetts Institute of Technology and Harvard Business School. The Independent Trustees concluded that Ms. Lawrence is suitable to serve as Trustee because of her work experience, financial background, academic background and service on corporate and charitable boards.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the US. The Independent Trustees also found that Ms. Sevilla-Sacasa's management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board's expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees from the University of Miami and Thunderbird School of Global Management, respectively. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Trustees found that Mr. Whitford's senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board's expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013.

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Christianna Wood — Ms. Wood has over 30 years of experience in the investment management industry. In selecting her to serve on the Board, the Independent Trustees noted and valued her significant portfolio management, corporate governance and audit committee experience. Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood has served on the Board since January 2019.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management, investments, and mergers and acquisitions. She served as a board member of a for-profit company and also is a current board member of a hospital and a public university system. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has over 20 years of experience in the investment management industry. He has been the Global Head of Macquarie Asset Management since January 2019 and Head of Americas - Macquarie Group since December 2017 and he is responsible for all aspects of the firm's business. He joined the firm as President of Macquarie Investment Management - Americas in 2015. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle has served on the Board since September 2015. Mr. Lytle serves on the board of directors of the National Association of Securities Professionals (NASP), the Sustainability Accounting Standards Board, and he is a member of the board of governors for the Investment Company Institute (ICI). In November 2017, Mr. Lytle was named to the Black Enterprise list of “Most Powerful Executives in Corporate America.”

Committee of Independent Trustees: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee comprises all of the Trust's Independent Trustees. The Committee of Independent Trustees held four meetings (all of which were virtual because of the COVID-19 pandemic) during the Trust's last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. Investments Committee A consists of the following Independent Trustees: Joseph W. Chow, Chair; Jerome D. Abernathy; Joseph Harroz, Jr.; Christianna Wood; Thomas L. Bennett (ex officio); and Thomas K. Whitford (ex officio). Investments Committee B consists of the following Independent Trustees: Janet L. Yeomans, Chair; Christianna Wood; Sandra A.J. Lawrence; H. Jeffrey Dobbs; Thomas L. Bennett (ex officio), and Thomas K. Whitford (ex officio). The predecessor Investments Committee (formerly, the Investment Oversight Committee) held one meeting from January 1, 2021 through April 30, 2021 and the Investments Committee held five meetings (all of which were virtual because of the COVID-19 pandemic) during the Trust's last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:
(1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Portfolio management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Portfolios' transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust's series, and to provide direction with respect thereto; (6) engaging the services of the Trust's Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management's periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees routinely discuss certain risk-management topics with Portfolio management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Portfolio management raises other specific risk-management issues relating to the Portfolios with the Trustees at Board and committee meetings. When discussing new product initiatives with the Board, Portfolio management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Portfolio management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust's assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager's internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board's other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Committee of Independent Trustees play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Committee of Independent Trustees, by overseeing the evaluation of the Board, its committees, and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and fund expenses.

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Management of the Trust

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board's approach to risk oversight will be able to minimize or even mitigate any particular risk. The Portfolios are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Portfolios. If and when proxies need to be voted on behalf of the Portfolios, the Manager and any Macquarie affiliates advising the Portfolios (collectively, “Macquarie Asset Management”) or Securian, as applicable, will vote such proxies pursuant to Macquarie Asset Management's (“MAM”) Proxy Voting Policies and Procedures (the “Procedures”). MAM has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing MAM's proxy voting process for the Portfolios. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow MAM to vote proxies in a manner consistent with the goal of voting in the best interests of the Portfolios.

In order to facilitate the actual process of voting proxies, MAM has contracted with proxy advisory firms to analyze proxy statements on behalf of the Portfolios and MAM's other clients and provide MAM with research recommendations on upcoming proxy votes in accordance with the Procedures. The Committee is responsible for overseeing the proxy advisory firms' services. If a proxy has been voted for the Portfolios, the proxy advisory firm will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Portfolios voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios' website at ivyinvestments.com; and

(ii) on the Commission's website at http://www.sec.gov.

When determining whether to invest in a particular company, one of the factors MAM may consider is the quality and depth of the company's management. As a result, MAM believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MAM's votes are cast in accordance with the recommendations of the company's management. However, MAM may vote against management's position when it runs counter to MAM's specific Proxy Voting Guidelines (the “Guidelines”), and MAM will also vote against management's recommendation when MAM believes such position is not in the best interests of the Portfolios.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote re-incorporation proposals on a case-by-case basis; (v) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (vi) generally vote for proposals requesting that a company report on its policies, initiatives, oversight mechanisms, and ethical standards related to social, economic, and environmental sustainability, unless company already provides similar reports through other means or the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative guidelines or a similar standard; and (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Because the Trust has delegated proxy voting to MAM, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, MAM does have a section in its Procedures that addresses the possibility of conflicts of interest. Most of the proxies which MAM receives on behalf of its clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by MAM's portfolio management teams when voting proxies after reviewing the proxy and research provided by the proxy advisory firm should in most instances adequately address any potential conflicts of interest. If MAM becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee's delegates for review. If the portfolio management team for such proxy intends to vote in accordance with the proxy advisory firm's recommendation pursuant to our Procedures, then no further action is needed to be taken by the Committee. If MAM's portfolio management team is considering voting a proxy contrary to the proxy advisory firm's research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between MAM and a portfolio company (unrelated to the ownership of the portfolio company's securities) could have influenced an inconsistent vote on that company's proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with the proxy advisory firm's research recommendation or abstain from voting.

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Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, furnishes investment management services to the Portfolios, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.

Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of December 31, 2021, $261.3 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Asset Management” is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.

The Portfolios' Investment Management Agreement (“Investment Management Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Portfolio, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

Effective May 1, 2005, the Portfolios' prior investment adviser contractually eliminated the management fee. Accordingly, for the fiscal years ended December 31, 2021, December 31, 2020 and December 31, 2019, no Portfolio owed or paid management fees to the Portfolios' prior investment manager or the Manager.

Under its Management Agreement, for its management services, each of the affiliated underlying funds pays the Manager a fee as described in that underlying fund's prospectus.

Sub-Advisor

The Manager has entered into a sub-advisory agreement on behalf of the Portfolios with MIMAK, an affiliate of the Manager.

MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2021, the public investments divisions of Macquarie's asset management business had total assets under management of approximately $380.1 billion. Although MIMAK serves as a sub-advisor, the Manager has ultimate responsibility for all investment advisory services. In addition, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Portfolio security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge.

Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by the Manager to MIMAK compensates MIMAK out of the investment advisory fees it receives from the Portfolios. During the Portfolios’ last fiscal year, the Manager did not pay compensation to MIMAK for services rendered under the sub-advisory agreements.

Distributor

The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Portfolios' shares under a Distribution Agreement dated April 30, 2021. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Portfolios under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Portfolios. See the Prospectus for information on how to invest. Shares of the Portfolios are offered on a continuous basis by the Distributor. The Distributor also serves as the national distributor for the Delaware Funds. The Board annually reviews fees paid to the Distributor.

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Distribution Services

Under the Distribution and Service Plan (the Plan) for each Portfolio's shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Portfolio may pay the Distributor a fee not to exceed 0.25% of the Portfolio's average annual net assets, paid daily, to compensate the Distributor for services, either directly or through others, in connection with the distribution of the Portfolio's shares and/or the provision of personal services to the Portfolio's shareholders and/or maintenance of the Portfolio's shareholder accounts.

Pursuant to the Underwriting Agreement entered into between the Distributor and the Trust, the Distributor offers the Portfolios' shares through the Ivy InvestEd Plan offered through broker-dealers, banks and other appropriate intermediaries. The Distributor will pay commissions and incentives to such intermediaries at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, processing of orders and general overhead with respect to its efforts to distribute the Portfolios' shares. The Plan permits the Distributor to receive compensation for distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plan also permits the Distributor to be compensated for such activities as: compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal

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Investment Manager and Other Service Providers

services to shareholders of the applicable Portfolio and/or maintaining shareholder accounts; engaging in other activities useful in providing personal service to shareholders of the applicable Portfolio and/or maintenance of shareholder accounts; and its arrangements with broker-dealers who may regularly sell shares of the applicable Portfolio, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Portfolio shares. The Plan and the Underwriting Agreement contemplate that the Distributor may be compensated for these class-related distribution efforts through the distribution fee.

Parties may be paid continuing compensation based on the value of the shares held in Ivy InvestEd Plan accounts and the Distributor or its affiliate, as well as other parties also may provide services to investors through telephonic means and written communications.

The distribution fees are paid to compensate the Distributor for its services in the distribution of shares of a Portfolio, in connection with which the Distributor incurs various expenses, such as those relating to compensation, providing prospectuses and sales literature to prospective investors, advertising, sales processing, and home office sales management. The service fees are paid to compensate the Distributor for providing personal services to the particular Portfolio's shareholders and for the maintenance of shareholder accounts.

For the fiscal year ended December 31, 2021, the Portfolios paid (or accrued) the following amounts as distribution fees and service fees for each of the noted Portfolios:

Portfolio
InvestEd 90 Portfolio	$34,723
InvestEd 80 Portfolio	41,326
InvestEd 70 Portfolio	297,674
InvestEd 60 Portfolio	163,923
InvestEd 50 Portfolio	89,398
InvestEd 40 Portfolio	143,647
InvestEd 30 Portfolio	116,351
InvestEd 20 Portfolio	154,503
InvestEd 10 Portfolio	124,291
InvestEd 0 Portfolio	118,485

The only Trustees or interested persons, as defined in the 1940 Act, of the Trust who have a direct or indirect financial interest in the operation of a Plan are the officers and Trustees who also are officers of either the Distributor or its affiliate(s). The Plan is anticipated to benefit the applicable Portfolio and its shareholders affected by the particular Plan through the Distributor's activities not only to distribute the affected shares of the Portfolio but also to provide personal services to shareholders of the affected class and thereby promote the maintenance of their accounts with the Portfolio. Each Portfolio anticipates that shareholders of a particular class may benefit to the extent that the Distributor's activities are successful in increasing the assets of that Portfolio class, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Portfolio and class expenses. Increased Portfolio assets also may provide greater resources with which to pursue the objective(s) of a Portfolio. Further, continuing sales of shares also may reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Portfolio, to meet redemption demands. In addition, each Portfolio anticipates that the revenues from the Plan will provide the Distributor with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to each Portfolio and its affected shareholders.

The Plan and the Underwriting Agreement were approved by the Board, including the Trustees who are not interested persons of the Trust or of the Distributor and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, the Independent Trustees).

Among other things, the Plan provides that (1) the Distributor will provide to the Trustees of the Trust at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Trustees including the Independent Trustees acting in person at a meeting called for that purpose, (3) payments by a Portfolio under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding voting securities of each affected Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Independent Trustees will be committed to the discretion of the Independent Trustees.

Administrative and Shareholder Servicing Fee

Effective January 1, 2006, the fee payable to WISC under the Administrative and Shareholder Servicing Agreement was contractually eliminated. After that date, the Portfolios no longer pay any administrative and shareholder servicing fees to WISC (or any out-of-pocket expenses of WISC).

Under the Shareholder Servicing Agreement for Ivy Funds, with respect to Class R6 shares, each affiliated underlying fund pays WISC an amount payable on the first day of the month equal to 1/12 of 0.01 of 1% of the average daily net assets of Class R6 shares for the preceding month. Delaware Ivy Government Money Market Fund pays WISC a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

Accounting Services

Effective January 1, 2006, WISC contractually eliminated all fees associated with the Accounting Services Agreement. Each affiliated underlying fund previously paid WISC a monthly fee, based on the average daily net assets during the prior month.

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In addition, for each class of shares in excess of one, each affiliated underlying fund previously paid WISC a monthly per-class fee equal to 2.5% of the monthly base fee.

Each affiliated underlying fund also previously paid a monthly fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets, with no fee charged for net assets in excess of $1 billion. This fee could be voluntarily waived until the affiliated underlying fund's assets were at least $10 million.

When investing in the affiliated underlying funds, each Portfolio invests its assets almost exclusively in the Class R6 shares of such Ivy Funds. These investments are made without the payment of any commission or other sales charge.

The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Portfolios. Those services include performing functions related to calculating the Portfolios' NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Portfolios pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, provides fund accounting and financial administration oversight services to certain Portfolios. Those services include overseeing the Portfolios' pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Portfolio NAVs and performance data. For these services, the Portfolios pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges.

Custodial and Auditing Services

The Portfolios' custodian is The Bank of New York Mellon (BNYM), and its address is One Wall Street, New York, New York. In general, the custodian is responsible for holding the Portfolios' cash and securities. PricewaterhouseCoopers LLP (PwC), the Portfolios' independent registered public accounting firm for its most recent fiscal year, audited the financial statements and financial highlights of each Portfolio. The Board has selected PwC, to serve as the current independent registered public accounting firm for the Portfolios.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Portfolio Managers

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of December 31, 2021 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Stefan Löwenthal Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	56 46 15	$20.1 billion $2.6 billion $1.7 billion	0 0 0	$0 $0 $0

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Jürgen Wurzer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	56 46 15	$20.1 billion $2.6 billion $1.7 billion	0 0 0	$0 $0 $0
Aaron D. Young Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	24 0 0	$9.7 billion $0 $0	0 0 0	$0 $0 $0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Portfolios and the investment action for each such other fund or account and the Portfolios may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Portfolios. Additionally, the management of multiple other funds or accounts may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolios. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

Some of the accounts managed by the portfolio manager as set forth in the table above may have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio manager have an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee. A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager's compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — MIMAK Boutique Portfolio Managers (Lowenthal, Wurzer). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Ivy Equity Boutique Portfolio Managers (Young). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio managers manage. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant products and the investment management team) creates the “bonus pool” for the products. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Portfolio managers participate in retention programs, including the Macquarie Asset Management Public Investments Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

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Macquarie Asset Management Public Investments Notional Investment Plan — A portion of a portfolio manager's retained profit share may be notionally exposed to the return of certain funds within Macquarie Asset Management Funds pursuant to the terms of the Macquarie Asset Management Public Investments Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Ownership of Securities

As of December 31, 2021, the portfolio managers did not own any shares of the Portfolios.

Trading Practices and Brokerage

The Manager selects broker/dealers to execute transactions on behalf of the Portfolios for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Portfolios. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Portfolios either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Portfolios pay reasonable brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

Each Portfolio will purchase and sell the principal portion of its securities, as well as the shares of the affiliated underlying funds, without commission or other sales charges. To the extent that a Portfolio purchases or sells US Government securities or short-term commercial paper, such transactions may be directly with issuers, underwriters, dealers or banks. Purchases from underwriters may include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market generally are effected with dealers acting as principals or market makers.

The individuals who manage the Portfolios and affiliated underlying funds may manage other advisory accounts with similar investment objectives. It can be anticipated that a portfolio manager frequently, yet not always, will place concurrent orders for all or most accounts for which the portfolio manager has responsibility or the Manager otherwise may combine orders for a Portfolio and/or affiliated underlying fund with those of other Portfolios, other funds within the Fund Complex or other accounts for which it has investment discretion, including accounts affiliated with the Manager. The Manager, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an IPO, the Manager ordinarily will allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures.

For a partially filled IPO order, subject to certain variances specified in the written procedures, the Manager generally allocates the shares pro rata among the included funds and/or advisory accounts based on the total assets of each account, subject to adjustments for de minimis allocations and round lots. Portfolios/accounts with investment strategies and policies that make an IPO more appropriate for those accounts may receive greater allocations compared to accounts for which the IPO is less suitable. An amount otherwise allocable to a participating account based on a pro rata allocation may be reduced or eliminated to accommodate the account's cash availability, position limitations and investment restrictions. In such cases, the shares that would otherwise have been allocated to such accounts shall be reallocated to the remaining accounts in accordance with the written procedures. In all cases, the Manager seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its portfolios/funds and other advisory accounts.

Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. Additionally, a better negotiated commission may be available through combined orders.

The following table sets forth the brokerage commissions paid by each of the Portfolios during the past three fiscal years ended December 31, 2021, December 31, 2020 and December 31, 2019. These figures do not include principal transactions or spreads or concessions on principal transactions, that is, those in which a Portfolio sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

During the last three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Portfolios were as follows:

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Trading Practices and Brokerage

	2021	2020	2019
InvestEd 90 Portfolio	$27	$73	$0
InvestEd 80 Portfolio	19	99	N/A
InvestEd 70 Portfolio	191	604	0
InvestEd 60 Portfolio	47	362	0
InvestEd 50 Portfolio	22	98	N/A
InvestEd 40 Portfolio	33	157	0
InvestEd 30 Portfolio	21	109	N/A
InvestEd 20 Portfolio	24	73	0
InvestEd 10 Portfolio	9	29	N/A
InvestEd 0 Portfolio	0	0	0
Total	$393	$1,604	$0

The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended December 31, 2021 for each of the Portfolios. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

	Amount of Transactions	Brokerage Commissions
InvestEd 90 Portfolio	$13,409	$5
InvestEd 80 Portfolio	0	0
InvestEd 70 Portfolio	572,048	127
InvestEd 60 Portfolio	0	0
InvestEd 50 Portfolio	0	0
InvestEd 40 Portfolio	1,752	1
InvestEd 30 Portfolio	0	0
InvestEd 20 Portfolio	0	0
InvestEd 10 Portfolio	2,819	1
InvestEd 0 Portfolio	0	0
Total	$590,028	$134

As of December 31, 2021, the Portfolios did not hold securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.

The Portfolios have the authority to participate in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph of this section), the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Portfolios. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

Sales Charges

The Distributor reallows to broker-dealers a portion of the sales charge paid for purchases of shares as described below and in the Prospectus. A major portion of the sales charge for Portfolio shares and the CDSC for Portfolio shares are paid to financial advisors and registered representatives of third-party broker-dealers. The Distributor may compensate financial advisors for purchases with no associated front-end sales charge or CDSC.

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The Distributor may pay dealers up to 1.00% on investments made in Portfolio shares with no initial sales charge, according to the following schedule:

•
1.00% - Sales of $250,000 to less than $4 million

•
0.50% - Sales of $4 million to less than $50 million

•
0.25% - Sales of $50 million or more

Purchasing Shares

The Shares of the Portfolios

The shares of a Portfolio represent an interest in that Portfolio's securities and other assets and in its profits or losses. Each fractional share has the same rights, in proportion, as a full share of that class of that Portfolio. Shares are fully paid and non-assessable when purchased.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the aggregate number of votes to which shareholders are entitled at such meeting, as provided in the Amended and Restated Declaration of Trust and Amended and Restated Bylaws of the Trust. There normally will be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Portfolio, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of that Portfolio are entitled, as provided in the Amended and Restated Declaration of Trust and Amended and Restated Bylaws of the Trust.

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Portfolio owned by the shareholder. On certain matters such as the election of Trustees, all shares of the Portfolios vote together as a single class. On other matters affecting a particular Portfolio, the shares of that Portfolio vote together as a separate class, such as with respect to a change in an investment restriction of a particular Portfolio, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Portfolio is effective as to that Portfolio whether or not enough votes are received from the shareholders of any of the other Portfolios to approve the Management Agreement for the other Portfolios.

To the extent authorized by law, the Portfolios reserve the right to discontinue offering shares at any time and/or to merge or liquidate a share class, such as in response to shareholder redemptions of substantially or all shares in a class.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

Minimum Initial and Subsequent Investments

Initial investments must be at least $250 (per Portfolio) with the exceptions described in this paragraph. A minimum initial investment described in the Prospectus pertains to certain exchanges into a Portfolio from another fund. A $150 minimum initial investment pertains to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $50 or more made from a bank account. Regular investments also may be made through payroll deductions. Except with respect to the maximum account balance limit (as described in the Prospectus), certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount.

Reduced Sales Charges

Lower sales charges on the purchase of shares are available by:

•
Rights of Accumulation: Upon your request, you can combine your holdings or purchases of a Portfolio and all share classes of Delaware Funds, excluding any money market funds (unless you acquired those shares through an exchange from a Portfolio that did carry a front-end sales charge, CDSC, or Limited CDSC), as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your financial intermediary, the Distributor or the Transfer Agent at the time of purchase. You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note you cannot combine your holdings or purchases of non-Transaction Funds with Transaction Funds at this time. This feature may be available at a later time.

•
Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from WISC, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your shares already

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Purchasing Shares

held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in Account Grouping below, and your shares of any of the funds within the Delaware Funds held in any MAP or SPA program through the predecessor parent company and its affiliates, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). You must notify WISC if a rollover or transfer from another institution is pending upon the termination of the thirteen-month LOI period. In any event, such assets must be received by WISC no later than ninety days after the initiation date of the rollover or transfer. You may need to provide appropriate documentation to WISC to evidence the initiation date of the rollover or transfer. It is the responsibility of the investor and/or the dealer of record to advise WISC about the LOI when placing purchase orders during the LOI period. Purchases made during the thirty (30) calendar days prior to receipt by WISC of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If the Distributor reimburses the sales charge for purchases prior to receipt by WISC of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI. Please note you cannot combine your holdings or purchases of Non-Transaction Funds with Transaction Funds at this time. This feature may be available at a later time.

When an LOI is established, shares valued at five percent (5%) of the intended investment are held in escrow. Escrowed shares will be released from escrow once the terms of the LOI are satisfied. If the amount invested during the thirteen-month LOI period is less than the amount specified by the LOI, the LOI will terminate and the applicable sales charge specified in the Prospectus will be charged as if the LOI had not been executed, and such sales charge will be collected by the redemption of escrowed shares equal in value to such sales charge. Any redemption you request during the thirteen-month LOI period will be taken first from non-escrowed shares. Any request you make that will require redemption of escrowed shares will result in termination of the LOI, and the applicable sales charge specified in the Prospectus will be collected by the redemption of escrowed shares. Any escrowed shares not needed to pay the applicable sales charge will be available for redemption by you.

Purchases of shares of any of the funds within the Delaware Funds will be considered for purposes of meeting the terms of an LOI, except as set forth herein. Investments in mutual funds other than those described in the preceding sentence will not be considered for purposes of meeting the terms of an LOI.

•
Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of shares in any account that you own may be grouped with the current account value of purchased Class A, Class C and/or Class E shares in any other account that you may own, with your shares of any of the funds within the Delaware Funds held in any MAP or SPA program through the predecessor parent company and its affiliates, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner; however, you also may group purchases made by you and your immediate family in: business accounts controlled by you or your immediate family (e.g., you own the entire business); partnerships for which you or a member of your immediate family is the controlling partner; trust accounts established by you or your immediate family or trust accounts for which you or a member of your immediate family is a beneficiary; minor-owned accounts for which you serve as custodian or guardian; and/or accounts of endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual's legally-recognized domestic partner who has the same address may be treated as his or her spouse.

With respect to purchases under retirement plans:

1. All purchases of shares made under an employee benefit plan described in Section 401(a) of the Code, including a 401(k) plan (Qualified Plan), that is maintained by an employer and all plans of any one employer or affiliated employers also will be grouped. All Qualified Plans of an employer who is a franchisor and those of its franchisee(s) also may be grouped.

2. All purchases of shares made under a simplified employee pension plan (SEP individual retirement account (IRA)), Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Account (SIMPLE IRA), or similar arrangement adopted by an employer or affiliated employers may be grouped, if grouping is elected by the employer when the plan is established. Alternatively, the employer may elect that purchases made by individual employees under such plan also be grouped with the other accounts of the individual employees. If evidence of either election is not received by WISC, purchases will be grouped at the plan level.

3. All purchases of shares made by you or your spouse for (a) your respective IRAs or salary reduction plan accounts under Section 457(b) or Section 403(b) of the Code may be grouped, provided that such purchases are subject to a sales charge (if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that purchase) or (b) your respective employee benefit plan accounts under Section 401(a) of the Code, including a 401(k) plan, may be grouped, provided that you and your spouse are the only participants in the plan.

In order for an eligible purchase to be grouped, you must advise WISC (or your financial intermediary, if your shares are held in an omnibus account through such intermediary) at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Delaware Ivy Cash Management Fund and/or Delaware Ivy Government Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or other distribution on such acquired shares.

If you are investing $250,000 or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Portfolio shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. This CDSC may be waived under certain circumstances, as noted in the Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Large Purchases

Reduced sales charges apply to large purchases of any shares of the Trust for Ivy InvestEd Plan accounts and of the Class A and Class E shares (if applicable) of any of the funds within the Ivy Funds subject to a sales charge. A purchase of Class A or E shares in any of the funds within the Ivy Funds subject to a sales charge will be treated as an investment in a Portfolio in determining the applicable sales charge. For these purposes, Class A or E shares of Delaware Ivy Government Money Market Fund that were acquired by exchange of another fund within the Ivy Funds in Class A or Class E shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, also are taken into account.

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Net Asset Value (NAV) Purchases of Shares

Shares of a Portfolio may be purchased at NAV by current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or one of the Transaction Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of the Distributor, current and former employees of the predecessor distributor and its affiliates, current and former financial advisors of the predecessor parent company and its affiliates, and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of the predecessor parent company and its affiliates. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors that are eligible to purchase shares of a Portfolio at NAV are those purchasing into accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to purchase shares of a Portfolio at NAV into new accounts that are established after October 31, 2019.

For this purpose, child includes stepchild, parent includes stepparent and an individual's legally-recognized domestic partner who has the same address may be treated as his or her spouse. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser also are eligible for NAV purchases of Portfolio shares. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase shares at NAV whether or not the custodian himself is an eligible purchaser.

Shares of a Portfolio may be purchased at NAV for Ivy InvestEd Plan accounts once in a calendar year (subject to applicable regulations) if the purchase is made with the proceeds of the redemption of shares of a Portfolio which is within InvestEd Portfolios. The reinvestment must be made into the same Portfolio and account from which it had been redeemed and the purchase is made within 90 days of such redemption (minimum investment amounts may apply). Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction and regularly scheduled contributions made by employers on behalf of its employees are not eligible for purchases at NAV under this policy.

Shares also may be issued at NAV for Ivy InvestEd Plan accounts in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Trust or a Portfolio is a party.

Shares of a Portfolio may be purchased at NAV for Ivy InvestEd Plan accounts owned by sales representatives and their immediate family members (spouse, children, parents, children's spouses and spouse's parents) associated with unaffiliated third party broker-dealers with which the Distributor has entered into selling agreements.

Shares of a Portfolio may be purchased at NAV for Ivy InvestEd Plan accounts owned by certain clients investing through certain investment advisers and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees.

Purchases of shares may be made at NAV for Ivy InvestEd Plan accounts owned by participants in an employer sponsored payroll deduction plan having 100 or more eligible employees, and the shares are purchased through payroll deduction.

Purchases of shares may be made at NAV by investors transferring their 529 Plan accounts from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the Ivy InvestEd Plan due to the closing of the SM&R-sponsored 529 Plan. Additionally, if an investor established their SM&R-sponsored 529 Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R, such investor may purchase additional shares, at NAV, into their transferred Ivy InvestEd Plan accounts.

Shares purchased through reinvestment of dividends and capital gains distributions, when purchasing shares of the same Portfolio, are not charged a sales load and are purchased at NAV.

Reasons for Differences in the Public Offering Price of Shares

As described herein and in the Prospectus, there are a number of instances in which a Portfolio's shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. See the table of breakpoints in sales charges in the Prospectus and in this SAI. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the Financial Industry Regulatory Authority, Inc. (FINRA) (as is elimination of sales charges on the reinvestment of dividends and other distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged, except that exchanges from Class A or Class E shares from Delaware Ivy Government Money Market Fund are subject to any sales charge applicable to the Ivy Fund being exchanged into, unless the Delaware Ivy Government Money Market Fund shares were previously acquired by an exchange from Class A or Class E shares of another Ivy Fund for which a sales charge was already paid. Sales of shares without a sales charge are permitted to Ivy InvestEd Plan accounts owned by Trustees, officers of the Trust and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in the Trust and an identification with its aims and policies. Limited reinvestments of redemptions of shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to

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Purchasing Shares

reduced or eliminated sales expenses and since, in some cases, such issuance is exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Shares may be sold without a sales charge to Ivy InvestEd Plan accounts owned by persons who have an existing relationship with the Distributor (or any of its affiliates), as well as to Ivy InvestEd Plan accounts owned by persons who purchase such shares through certain advisory programs, due to reduced selling expenses incurred by the Distributor. Reduced or eliminated sales charges also may be used for certain short-term promotional activities by the Distributor, its affiliates or other third parties. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, each Portfolio receives the NAV per share of all shares sold or issued.

Determining Offering Price and Net Asset Value

Determination of Offering Price

Orders for purchases and redemptions of Portfolio shares are effected at the offering price next calculated after receipt of the order by the Portfolios, their agent, or certain other authorized persons. Orders for purchases and redemptions of all of the Portfolios' other share classes are effected at the NAV per share next calculated after receipt of the order by the Portfolios, their agent, or certain other authorized persons. Financial intermediaries are responsible for transmitting orders promptly.

Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00pm, Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day's NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Portfolios will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Portfolios' next Business Day.

The NAV per share for of each Portfolio is calculated by subtracting the liabilities from its total assets and dividing the resulting number by the number of shares outstanding. In determining each Portfolio's total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, CMBS, and US government agency MBS, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. A Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to US dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each share will bear a pro rata portion of the common expenses of the Portfolio. Each share will record a pro rata portion of income earned by the Portfolio. The pro rata calculation will be based on each share's percentage of net assets in the Portfolio. The Portfolios will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to share, the NAV of each share will vary.

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The SEC recently adopted the new Rule 2a-5 under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact a Portfolio's valuation policies following the effective compliance date in September 2022.

Redemption Procedures

General Information

The Prospectus gives information as to redemption procedures. Redemption payments are made within 7 days from receipt of a request in good order, as described in the Prospectus, unless delayed because of emergency conditions as determined by the SEC, when the New York Stock Exchange (NYSE) is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Portfolios may be made in portfolio securities when the Board determines that conditions exist making cash payments undesirable.

Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Portfolio, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Shareholders who choose to redeem their Portfolio shares and receive their redemption proceeds by Federal Funds wire will be charged a fee of $10, payment of which will be made by redemption of the appropriate number of shares from their Portfolio account. The $10 fee is waived for the Trustees and officers of the Trust or of any affiliated entity of the Distributor, employees of the Distributor or of any of its affiliates, current financial advisors of the predecessor parent company and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Trustee, officer, employee and financial advisor. For this purpose, child includes stepchild and parent includes stepparent. WISC can send redemption proceeds via wire only to a United States domestic bank. Foreign wires are not permitted.

Flexible Withdrawal Service for Trust Shareholders

You may arrange to receive through the Flexible Withdrawal Service (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis shares that you own of any of the Portfolios. It would be a disadvantage to an investor to make additional purchases of shares while the Service is in effect because it would result in duplication of sales charges. Certain shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Applicable forms to start the Service are available through WISC.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal outside of the Service.

You can choose to have shares redeemed to receive:

1. A monthly, quarterly, semiannual or annual payment of $50 or more;

2. A monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

3. A monthly or quarterly payment which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

The Service is subject to the following conditions:

1. Withdrawal must be used for the benefit of the named Designated Beneficiary on the account.

2. Withdrawal must be used for “qualified higher education expenses” (as defined in the Code).

Shares may be redeemed on any business day. Payments are made within 5 days of the redemption.

The dividends and other distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may result in a gain or loss for tax purposes. To the extent that payments exceed dividends and other distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment. You may, at any time, change the manner in which you have chosen to have the shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Trust also can terminate the Service by notifying you in writing.

Abandoned Property

It is the responsibility of the shareholder to ensure that WISC maintains a correct address for the shareholder's account(s). An incorrect address may cause a shareholder's account statements and other mailings to be returned to WISC. If WISC is unable to locate the shareholder, then it will determine whether the

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Redemption and Exchange

shareholder's account has legally been abandoned. WISC is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. If your account has no shareholder-initiated activity for a period of time, determined by each state, WISC may be required to transfer the shares to a state under the state's abandoned property law, subject to potential federal or state withholding taxes.

Reinvestment Privilege

Each Portfolio offers a reinvestment privilege that allows you to reinvest once each calendar year without charge all or part of any amount of shares you redeem from the Portfolio (subject to applicable regulations) by sending to the Portfolio the amount you wish to reinvest. The amount you return will be reinvested in shares of that Portfolio at the NAV next calculated after the Portfolio receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 90 calendar days after your redemption request was received in good order, and the Portfolio must be offering shares of the Portfolio at the time your reinvestment request is received (minimum investment amounts will apply). You can do this only once each calendar year as to shares of a Portfolio. The reinvestment must be made into the same Portfolio and account from which it had been redeemed. The reinvestment will be treated as a new contribution.

This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction and regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy.

Distributions and Taxes

Taxes

General

Each Portfolio is treated as a separate corporation for federal tax purposes. Each Portfolio has qualified since its inception for treatment as a RIC under the Code, and each intends to continue to qualify for that treatment so that it is relieved of federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and 90% of its net tax-exempt income, if any, including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year. For each Portfolio, these requirements include the following:

(1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures contracts, or forward currency contracts) derived with respect to its business of investing in securities or those currencies (collectively, Qualifying Income) and (b) net income from an interest in a QPTP (Income Requirement); and

(2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than US government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, RIC Diversification Requirements).

The gains that an affiliated underlying fund derives from investments in options or futures contracts on gold that are made for the purpose of hedging the affiliated underlying fund's investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute Qualifying Income. However, direct investments by an affiliated underlying fund in precious metals, structured notes linked to precious metals or options or futures contracts on precious metals made for non-hedging purposes would have adverse tax consequences for the affiliated underlying fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, notes, options, and futures contracts and from other non-Qualifying Income and thus failed to satisfy the Income Requirement or (2) held such metals, notes, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. Each affiliated underlying fund that invests in such metals, notes, options or futures contracts intends to manage or continue to manage its holdings thereof so as to avoid failing to satisfy those requirements for these reasons.

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A Portfolio will be able to cure a failure to satisfy any of the Income and RIC Diversification Requirements under the RIC Modernization Act of 2010 (the Modernization Provisions) as long as the failure “is due to reasonable cause and not due to willful neglect” and the Portfolio pays a deductible tax calculated in accordance with those provisions and meets certain other requirements.

If any Portfolio failed to qualify for treatment as a RIC for any taxable year and was unable, or determined not to, avail itself of the Modernization Provisions, then for federal tax purposes, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders). In addition, the shareholders would treat all those distributions, including distributions of net capital gain, as taxable dividends to the extent of the Fund's earnings and profits, taxable as ordinary income, except as follows: (i) for individual and certain other noncorporate shareholders (each, a “noncorporate shareholder”), the part of such dividends that is “qualified dividend income” (as defined below under Shareholder Tax Considerations) would be subject to federal income tax at the rates for net capital gain — a maximum of 15%, or 20% for noncorporate shareholders with taxable income exceeding certain thresholds (which are adjusted for inflation annually); and (ii) all or part of those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Dividends and other distributions a Portfolio declares in October, November, and/or December of any year that are payable to its shareholders of record on a date in such a month are deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the Portfolio pays them during the following January. Accordingly, those dividends and other distributions (except for exempt-interest dividends, as described below) will be taxed to the shareholders for the year in which that December 31 falls.

Each Portfolio invests the majority of its assets in shares of affiliated underlying funds that are series of the Ivy Funds. Each Portfolio also may invest in shares of ETFs unaffiliated with the Ivy Funds, as well as in US government securities, commercial paper and other short-term corporate obligations and money market instruments. Accordingly, a Portfolio's income will consist of dividends and other distributions it receives from the underlying funds in which it invests, net gains it realizes from the disposition of those funds' shares and other securities, and interest it earns. If an underlying fund qualifies for tax treatment as a RIC, then: (1) dividends paid to a Portfolio from the underlying fund's investment company taxable income will be taxable to the Portfolio as ordinary income to the extent of the underlying fund's earnings and profits, and (2) distributions paid to a Portfolio from the underlying fund's net capital gain will be taxable to the Portfolio as long-term capital gain, regardless of how long the Portfolio has held the underlying fund's shares. If a Portfolio qualifies for treatment as a RIC, these tax consequences will have little impact, because, as noted in the Prospectus, each Portfolio intends to distribute substantially all its net investment income and net capital gains each taxable year and thus will pay no Federal income tax on the dividends, other distributions and gains it receives and realizes and distributes.

Each Portfolio will be subject to a nondeductible 4% federal excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Portfolio may defer into the next taxable year any capital loss incurred between November 1 and the end of the current taxable year, as well as certain late year ordinary losses incurred between January 1 and the end of the current taxable year. It is the policy of each Portfolio, and the Portfolios understand that it is the policy of each underlying fund, to pay sufficient dividends and other distributions each year to avoid imposition of the Excise Tax.

A fund of funds generally will not be able to currently offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Portfolio's portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly-purchased shares.

More information about the tax issues concerning the investments of each underlying fund are set forth in the underlying fund's registration statement.

Performance Information

To obtain the Portfolios' most current performance information, please call 888 923-3555 or visit our website at https://www.delawarefunds.com/products/invested-funds.

Performance quotations represent the Portfolios' past performance and should not be considered as representative of future results. The Portfolios will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable US securities laws, as they may be revised from time to time by the SEC.

Financial Statements

The Portfolios' Statements of Assets and Liabilities, Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the report of PricewaterhouseCoopers LLP (PwC), the independent registered public accounting firm for the Trust, for the fiscal year ended December 31, 2021, are included in the Portfolios' Annual Reports to shareholders. The financial statement information for fiscal years ended prior to December 31, 2021 were audited by the Portfolios' prior independent registered public accounting firm. The financial statements and Financial Highlights, the notes relating thereto and the reports of the Portfolios' prior independent registered public accounting firm are

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Financial Statements

incorporated by reference from the Annual Reports into this SAI. PwC, which is located at 2001 Market Street, Philadelphia, PA 19103, was selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2021 and, in its capacity as such, audited the annual financial statements contained in each Portfolio's Annual Report.

Principal Holders

As of April 1, 2022, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Portfolio. Management does not have knowledge of beneficial owners.

Class	Name and Address of Account	Percentage
InvestEd 90 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 80 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 70 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 60 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 50 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 40 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 30 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 20 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 10 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%
InvestEd 0 Portfolio	Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund; Phoenix, AZ	100%

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Appendix A — Description of Ratings

Corporate Obligation Ratings

Moody's Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody's Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

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Appendix A — Description of Ratings

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Appendix B — Trustee Compensation

The fees paid to the Transaction Fund Trustees were allocated among the funds within the Transaction Funds Complex based on each fund's relative asset size. During the fiscal year ended December 31, 2021, the Trustees of the Transaction Funds prior to and after April 30, 2021 and the Trustees of the Transaction Funds prior to April 30, 2021 received (or were entitled to receive) the following compensation for service as a Trustee of the Trust and each of the other trusts within the Transaction Funds Complex:

Predecessor Independent Trustee	Aggregate Compensation from the Trust	Total Compensation from the Investment Companies in the Transaction Funds Complex[1]	Total Compensation from the Investment Companies in the Transaction Funds Complex deferred
James M. Concannon	$704	$106,667	$0
H. Jeffrey Dobbs	$1,093	$165,450	$0
James D. Gressett	$770	$116,667	$25,000
Joseph Harroz, Jr.[2]	$1,381	$209,200	$0
Glendon E. Johnson, Jr.	$770	$116,667	$0
Sandra A.J. Lawrence	$1,063	$160,867	$0
Frank J. Ross, Jr.	$866	$131,250	$0
Michael G. Smith	$800	$121,250	$121,250
Edward M. Tighe[3]	$132	$20,000	$0

1 No pension or retirement benefits have been accrued as a part of the Trust's expenses.

2 Mr. Harroz received an additional annual fee of $100,000 for his services as Independent Chair of the predecessor Board and of the Board of Trustees of each of the other trusts within the predecessor Fund Complex.

3 Retired as of December 31, 2020.

Predecessor Interested Trustee	Aggregate Compensation from the Trust	Total Compensation from the Investment Companies in the Transaction Funds Complex[1]
Henry J. Herrmann	$0	$0
Philip J. Sanders	$0	$0

1 No pension or retirement benefits have been accrued as a part of the Trust's expenses.

Neither Mr. Herrmann nor Mr. Sanders received compensation from any of the funds in the Transaction Fund Complex. The officers, as well as the Interested Trustees, were paid by the Transaction Funds' prior investment manager or its affiliates.

The board of directors of the Ivy Predecessor Funds created an honorary position of Director Emeritus, whereby a director of the Ivy Predecessor Funds who attained the age of 75 was required to resign his or her position as director and, unless he or she elected otherwise, to serve as a Director Emeritus, provided the director had served on the board of the Ivy Predecessor Funds (or predecessor entity) for at least five years, which need not have been consecutive. A Director Emeritus had no authority or responsibility with respect to the management of the Funds, but did receive fees in recognition of his or her past services, whether or not services were rendered in his or her capacity as Director Emeritus. The Board has eliminated the plan for present and future Board members.

Under the Ivy Predecessor Funds board's plan, a Director Emeritus received an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a director of the Ivy Predecessor Funds.

Similarly, the board of the legacy Waddell & Reed Advisors Funds (the “WRA Funds”) created an honorary emeritus position for former trustees of those funds (a “WRA Funds Trustee Emeritus”). Under that plan, an incumbent trustee who had attained the age of 70 could elect to serve as a Trustee Emeritus. Alternatively, if a trustee was initially elected on or after May 31, 1993 to the board of the WRA Funds or to the board of trustees of either Ivy VIP or InvestEd Portfolios (each, an “Other Trust”), or as a director of a fund to which the WRA Funds or an Other Trust was the successor, and had attained the age of 78, such trustee was required to resign his or her position as trustee and, unless he or she elected otherwise, serve as Trustee Emeritus. In either case, that trustee must have served as a trustee or director of the WRA Funds or an Other Trust for at least five years, which need not have been consecutive. A WRA Funds Trustee Emeritus received fees in recognition of his or her past services whether or not services were rendered in his or her Emeritus capacity, but he or she had no authority or responsibility with respect to the management of the Trust. The board of the WRA Funds combined with the Board of the Transaction Funds in 2017; therefore, the only Trustees on the Board of the Transaction Funds who were eligible for the position of WRA Funds Trustee Emeritus were those Trustees who were trustees of the WRA Funds on December 31, 2016. The Board has eliminated the WRA Funds Trustee Emeritus plan for past, present and future Board members effective on April 30, 2021, and the Funds discontinued payments under the plan on that date.

A WRA Funds Trustee Emeritus received an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a trustee or director. If a WRA Funds Trustee Emeritus was initially elected as a trustee or director to the board of the WRA Funds or an Other Trust before

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Appendix B — Trustee Compensation

May 31, 1993, such annual fee was payable as long as the trustee or director held WRA Funds Trustee Emeritus status, which could have been for the remainder of his or her lifetime. However, if a WRA Funds Trustee Emeritus was initially elected as a trustee or director to the board of the WRA Funds or an Other Trust on or after May 31, 1993, such WRA Funds Trustee Emeritus received such annual fee only for a period of three years commencing upon the date the Trustee or Director began his or her emeritus service, or in an equivalent lump sum. A Trustee who took the position of WRA Funds Trustee Emeritus after January 1, 2017, was only entitled to receive an annual fee in an amount equal to the annual retainer he or she received in 2016.

Each of Messrs. Jarold W. Boettcher and Frederick Vogel III served as a WRA Funds Trustee Emeritus. Mr. Vogel initially was elected to a board of directors of a fund in the Fund Complex before May 31, 1993, and therefore received an amount equal to the annual retainer he was receiving at the time he resigned as a Director until the plan was eliminated. Mr. Boettcher initially was elected after May 31, 1993, and therefore received an amount equal to the annual retainer he was receiving at the time he resigned as a trustee for three years commencing upon the date he became a WRA Funds Trustee Emeritus.

The fees paid to each WRA Funds Trustee Emeritus were allocated among the funds that were in existence at the time the WRA Funds Trustee Emeritus was elected to that status, based on each fund's net assets at that time. As a result of transactions by which certain Transaction Funds assumed the assets and liabilities of corresponding predecessor WRA Funds, such payments were the responsibility of the corresponding successor Funds.

The following table shows the total fees paid, as well as the portion of those fees paid by the Trust to the current WRA Funds Trustee Emeritus, for the fiscal year ended December 31, 2021:

Trustee Emeritus	Aggregate Compensation from the Trust	Total Compensation from the Investment Companies in the Transaction Funds Complex[1]
Jarold W. Boettcher	$654	$100,000
Frederick Vogel III	$354	$39,250

1 No pension or retirement benefits have been accrued as a part of the Trust's expenses.

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PART C
(InvestEd Portfolios)
File Nos. 333-64172/811-10431
Post-Effective Amendment No. 42

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:
	(a)	Articles of Incorporation.
(1) Executed Amended and Restated Agreement and Declaration of Trust (August 16, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed September 15, 2017.
(i)

Amended and Restated Schedule A (November 5, 2018) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.

	(b)	By-Laws. Amended and Restated By-Laws (August 16, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed September 15, 2017.
	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).
	(d)	Investment Advisory Contracts.
(1)

Executed Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.1.

	(e)	Underwriting Contracts.
(1) Distribution Agreements.
(i) Executed Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.e.1.i.
(ii) Executed Sub-Distribution Agreement (April 29, 2021) by and among Delaware Funds®, Delaware Distributors, L.P., Ivy Distributors, Inc. and the Registrant attached as Exhibit No. EX-99.e.1.ii.
	(f)	Bonus or Profit Sharing Contracts. Not applicable.
	(g)	Custodian Agreements.
(1) Executed Custody Agreement (March 9, 2012) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 19 filed April 29, 2013.
(i)

Amended and Restated Schedule I (August 12, 2020) to the Custody Agreement between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.

(2)

Executed Foreign Custody Manager Agreement (March 9, 2012) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 19 filed April 29, 2013.

(i)

Amended and Restated Annex I (August 12, 2020) to the Foreign Custody Manager Agreement between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.

	(h)	Other Material Contracts.
(1)

Executed Administrative and Shareholder Servicing Agreement (April 30, 2009 and as amended May 22, 2012) between Waddell & Reed Services Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 19 filed April 29, 2013.

(i)

Amended and Restated Appendix A (August 12, 2020) to the Administrative and Shareholder Servicing Agreement between Waddell & Reed Services Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.

(ii)

Amended and Restated Exhibit B (August 16, 2017) to the Administrative and Shareholder Servicing Agreement between Waddell & Reed Services Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed September 15, 2017.

(iii) Exhibit C (May 31, 2010) to the Administrative and Shareholder Servicing Agreement incorporated into this filing by reference to Post-Effective Amendment No. 15 filed April 28, 2011.
(2)

Executed Accounting Services Agreement (April 30, 2009). between Waddell & Reed Services Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 12 filed April 29, 2009.

(i)

Amended and Restated Appendix A (August 12, 2020) to the Accounting Services Agreement between Waddell & Reed Services Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.

(3)

Executed Master Interfund Lending Agreement (August 13, 2014) between the Registrant, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company incorporated into this filing by reference to Post-Effective Amendment No. 32 filed April 27, 2018.

	(i)	Amended and Restated Schedule A (August 12, 2020) to the Master Interfund Lending Agreement incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.
	(ii)	Amended and Restated Schedule B (August 12, 2020) to the Master Interfund Lending Agreement incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 31, 2020.
(4)

Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.4.

(i)

Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.4.i.

	(ii)	Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.4.ii.
	(iii)	Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.4.iii.

	(i)	Legal Opinion. Opinion and Consent of Counsel (April 2022) attached as Exhibit No. EX-99.i.
	(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (April 2022) attached as Exhibit No. EX-99.j.
	(k)	Omitted Financial Statements. Not applicable.
	(l)	Initial Capital Agreements. Not applicable.
	(m)	Rule 12b-1 Plan.
(1) Distribution and Service Plan under Rule 12b-1 (April 30, 2021) attached as Exhibit No. EX-99.m.1.
	(n)	Rule 18f-3 Plan. Not applicable.
	(o)	Reserved.
	(p)	Codes of Ethics.
(1) Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie® and Optimum Fund Trust (September 8, 2020) attached as Exhibit No. EX-99.p.1.
(2) Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) attached as Exhibit No. EX-99.p.2.
	(q)	Other.
(1) Powers of Attorney (January 20, 2022) attached as Exhibit No. EX-99.q.1.
Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.
Item 30.

Indemnification. Reference is made to Article 15 of the Distribution Agreement, filed herewith, Reference is made to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017, as Exhibit No. EX-99.(a)(3) to Post-Effective Amendment No. 30, each of which provide indemnification.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and the above-described contract in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Funds by Macquarie® (the “Delaware Funds”) (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., Delaware Enhanced Global Dividend and Income Fund, Ivy Funds, Ivy Variable Insurance Portfolios, and Delaware Ivy High Income Opportunities Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Funds.

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. Information on the directors and officers of the Manager set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-32108) is incorporated into this filing by reference. The Manager, with the approval of the Registrant’s board of trustees, selects sub-advisors for the series of the Registrant. The following company serves as sub-advisor for the series of the Registrant.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, serves as a sub-advisor to all series of the Registrant. MIMAK is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Information on the directors and officers of MIMAK set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-113118) is incorporated into this filing by reference.

Item 32.	Principal Underwriters.
	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Funds by Macquarie® and the Optimum Fund Trust.
(b)

Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investments Distribution Partner, Inc.	Limited Partner	None
Brett D. Wright	President/ Head of Client Solutions Group Americas/Executive Director	None
David Brenner	Senior Vice President/Chief of Staff-Macquarie Investment Management	Senior Vice President/Chief of Staff
David F. Connor	Senior Vice President/General Counsel/Secretary/Division Director	Senior Vice President/ General Counsel/Secretary
Michael E. Dresnin	Senior Vice President/Associate General Counsel/Assistant Secretary	Senior Vice President/Associate General Counsel/Assistant Secretary

Jamie Fox	Senior Vice President/ Divisional Sales Manager, CSG Americas/Division Director	None
Daniel V. Geatens	Senior Vice President/Head of US Fund Administration/Division Director	Senior Vice President/Head of US Fund Administration/Division Director
Jerel A. Hopkins	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director
Rachel Jacobs	Senior Vice President/Head of Intermediary Distribution, CSG Americas/Executive Director	Senior Vice President/Head of Intermediary Distribution, CSG Americas/Executive Director
Eric S. Kleppe	Senior Vice President/Institutional Client Services/ Head of Institutional Relationship Management, CSG Americas/Associate Director	None
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer/Division Director	Senior Vice President/Chief Compliance Officer
Susan L. Natalini	Senior Vice President/ Chief Operating Officer Equity and Fixed Income/Division Director	Senior Vice President/Chief Operations Officer – Equity and Fixed Income Investments
Richard Salus	Senior Vice President/ Global Head of Fund Services/Division Director	Senior Vice President/Chief Financial Officer
Neil Siegel	Senior Vice President/Global Head of Marketing and Product/Executive Director	Senior Vice President/Chief Marketing and Product Officer
William Speacht	Senior Vice President/Deputy Chief Compliance Officer/Division Director	Senior Vice President/Deputy Chief Compliance Officer/Division Director
Kathryn R. Williams	Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary
Christopher J. Calhoun	Vice President/ Head of US Fund Intermediary Services/Associate Director	None
Anthony G. Ciavarelli	Vice President/Associate General Counsel/Assistant Secretary/ Associate Director	Vice President/Associate General Counsel/Assistant Secretary
Joel A. Ettinger	Vice President/Associate Director	Vice President/Taxation
Robert T. Haenn	Vice President/Channel Head-Strategic Relationship, CSG Americas/Associate Director	None
Stephen Hoban	Vice President/Controller/Chief Financial Officer/Treasurer/ Associate Director	None
Earthen Johnson	Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Vice President/Associate General Counsel/Assistant Secretary
Michael Q. Mahoney	Vice President/Head of US Provider Management/Associate Director	Vice President/Head of US Service Provider Management
Konstantine C. Mylonas	Vice President/Senior Relationship Manager, CSG Americas/Associate Director	None
Stephen R. Shamet	Vice President/Channel Head-Strategic Relationship, CSG Americas/Associate Director	None
Jennifer Shields	Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Vice President/Associate General Counsel/Assistant Secretary
Barry J. Slawter	Vice President/Retail Marketing & Content Strategy/Senior Manager	None
Emilia P. Wang	Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Vice President/Associate General Counsel/Assistant Secretary
Antoinette C. Robbins	Senior Compliance Officer	None
Sandy Lenoir	Anti-Money Laundering Officer/Division Director	Anti-Money Laundering Officer

(c) Not applicable.
Item 33.

Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company and Delaware Distributors, L.P. (100 Independence, 610 Market Street, Philadelphia, PA 19106-2354); Waddell & Reed Services Company, 6300 Lamar Avenue, Overland Park, Kansas 66202- 4200; BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (240 Greenwich Street, New York, NY 10286-0001).

Item 34.	Management Services. None.
Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of April, 2022.

INVESTED PORTFOLIOS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	April 29, 2022
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	April 29, 2022
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	April 29, 2022
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	April 29, 2022
Ann D. Borowiec

Joseph W. Chow	*	Trustee	April 29, 2022
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	April 29, 2022
H. Jeffrey Dobbs

John A. Fry	*	Trustee	April 29, 2022
John A. Fry

Joseph Harroz, Jr.	*	Trustee	April 29, 2022
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	April 29, 2022
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	April 29, 2022
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	April 29, 2022
Thomas K. Whitford

Christianna Wood	*	Trustee	April 29, 2022
Christianna Wood

Janet L. Yeomans	*	Trustee	April 29, 2022
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	April 29, 2022
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(InvestEd Portfolios N-1A)

Exhibit No.	Exhibit
EX-99.d.1	Executed Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant
EX-99.e.1.i	Executed Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant
EX-99.e.1.ii	Executed Sub-Distribution Agreement (April 29, 2021) by and among Delaware Funds®, Delaware Distributors, L.P., Ivy Distributors, Inc. and the Registrant
EX-99.h.4	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant
EX-99.h.4.i

Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement

EX-99.h.4.ii	Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement
EX-99.h.4.iii	Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement
EX-99.i	Opinion and Consent of Counsel (April 2022)
EX-99.j	Consent of Independent Registered Public Accounting Firm (April 2022)
EX-99.m.1	Distribution and Service Plan under Rule 12b-1 (April 30, 2021)
EX-99.p.1	Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie® and Optimum Fund Trust (September 8, 2020)
EX-99-p.2	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021)
EX-99.q.1	Powers of Attorney (January 20, 2022)